UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09036

UBS Relationship Funds

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management (Americas) Inc.

1285 Avenue of the Americas, 12th Floor

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Bruce Leto, Esq.

Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code: 212-713 3000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Item 1. Schedule of Investments

UBS Global Securities Relationship Fund

Industry diversification (unaudited)(1)

As a percentage of net assets as of September 30, 2009

Common stocks
Aerospace & defense	0.82%
Air freight & logistics	0.50
Airlines	0.43
Auto components	0.26
Automobiles	0.79
Beverages	0.69
Biotechnology	0.38
Building products	0.03
Capital markets	1.33
Chemicals	1.18
Commercial banks	3.27
Communications equipment	0.79
Computers & peripherals	1.61
Construction & engineering	0.08
Construction materials	0.40
Consumer finance	0.43
Diversified consumer services	0.16
Diversified financial services	2.01
Diversified telecommunication services	0.98
Electric utilities	1.50
Electrical equipment	0.04
Electronic equipment, instruments & components	0.12
Energy equipment & services	1.23
Food & staples retailing	0.93
Food products	0.41
Health care equipment & supplies	2.12
Health care providers & services	0.87
Hotels, restaurants & leisure	0.83
Household durables	0.49
Household products	1.05
Independent power producers & energy traders	0.05
Industrial conglomerates	0.61
Insurance	1.41
Internet & catalog retail	0.60
Internet software & services	0.61
IT services	0.74
Life sciences tools & services	0.09
Machinery	1.38
Marine	0.14
Media	1.58
Metals & mining	1.46
Multiline retail	0.01
Multi-utilities	0.25
Office electronics	0.41
Oil, gas & consumable fuels	4.80
Paper & forest products	0.03
Personal products	0.34
Pharmaceuticals	2.52
Professional services	0.21
Real estate investment trusts (REITs)	0.09
Real estate management & development	0.37
Road & rail	0.78

Semiconductors & semiconductor equipment	1.15
Software	1.60
Specialty retail	0.56
Tobacco	0.51
Trading companies & distributors	0.44
Wireless telecommunication services	1.01

Total common stocks	49.48
Bonds
Corporate bonds
Commercial banks	0.15
Diversified financial services	0.06
Wireless telecommunication services	0.02

Total corporate bonds	0.23
Asset-backed securities	0.09
Collateralized debt obligation	0.02
Commercial mortgage-backed securities	0.21
Mortgage & agency debt securities	0.02
Stripped mortgage-backed securities	0.03
US government obligations	7.88
Non US-government obligations	3.32
Sovereign/supranational bond	0.02

Total bonds	11.82
Investment companies
UBS Corporate Bond Relationship Fund	5.90
UBS Emerging Markets Equity Relationship Fund	4.88
UBS Global (ex-U.S.) All Cap Growth Relationship Fund	14.59
UBS Global Aggregate Bond Relationship Fund	3.76
UBS High Yield Relationship Fund	2.92
UBS Small-Cap Equity Relationship Fund	2.11
UBS U.S. Treasury Inflation Protected Securities Relationship Fund	0.08

Total investment companies	34.24
Rights	0.01
Short-term investment	4.28
Investment of cash collateral from securities loaned	0.57

Total investments	100.40
Liabilities, in excess of cash and other assets	(0.40)

Net assets	100.00%

(1)

Figures represent the industry breakdown of direct investments of the UBS Global Securities Relationship Fund. Figures would be different if a breakdown of the underlying investment companies’ industry diversification was included.

UBS Global Securities Relationship Fund — Portfolio of investments

September 30, 2009 (unaudited)

Security description	Shares	Value
Common stocks—49.48%
Australia—0.77%
BHP Billiton Ltd.	49,505	$1,647,794
National Australia Bank Ltd.	107,739	2,923,656
Orica Ltd.	174,304	3,613,618
Qantas Airways Ltd.	1,182,498	2,983,551
QBE Insurance Group Ltd.	100,940	2,142,526

Total Australia common stocks		13,311,145

Austria—0.18%
Telekom Austria AG	176,005	3,173,101

Belgium—0.23%
Anheuser-Busch InBev NV	88,678	4,049,378

Brazil—0.87%
Agra Empreendimentos Imobiliarios SA	169,000	489,371
Banco Bradesco SA ADR	56,600	1,125,774
BM&F BOVESPA SA	355,000	2,623,024
Cia de Bebidas das Americas ADR	4,200	345,492
Cosan Ltd., Class A*	64,800	511,920
Gerdau SA ADR, Preference shares	52,600	706,944
Itau Unibanco Banco Multiplo SA ADR	75,860	1,528,579
Petroleo Brasileiro SA ADR	49,000	2,249,100
Rossi Residencial SA	250,000	2,010,894
Usinas Siderurgicas de Minas Gerais SA, Preference shares	33,323	881,416
Vale SA ADR	106,600	2,465,658

Total Brazil common stocks		14,938,172

Canada—0.94%
EnCana Corp.	68,500	3,966,749
Research In Motion Ltd.*	25,200	1,702,260
Teck Resources Ltd., Class B*	107,100	2,950,964
Toronto-Dominion Bank	64,300	4,158,946
TransCanada Corp.(1)	112,900	3,518,865

Total Canada common stocks		16,297,784

Cayman Islands—0.25%
Lonking Holdings Ltd.	729,000	417,644
Seagate Technology	257,500	3,916,575

Total Cayman Islands common stocks		4,334,219

China—1.21%
Angang Steel Co., Ltd., Class H(1)	362,000	680,089
Bank of Communications Co., Ltd., Class H	997,000	1,214,402
Bank of East Asia Ltd.	788,500	2,848,756
Belle International Holdings Ltd.	1,347,000	1,383,490
China Life Insurance Co., Ltd., H Shares	297,000	1,293,379
China Zhongwang Holdings Ltd.*(1)	1,512,400	1,487,021
Chongqing Machinery & Electric Co., Ltd., H Shares*	4,054,000	700,945
Dongfeng Motor Group Co., Ltd., H Shares	506,000	537,989
Hengan International Group Co., Ltd.	124,000	749,595
Industrial & Commercial Bank of China, H Shares	1,293,000	974,332
Jardine Matheson Holdings Ltd.	55,600	1,690,240
Mindray Medical International Ltd. ADR(1)	25,300	825,792
New World Development Ltd.	1,182,000	2,543,953

Parkson Retail Group Ltd.	73,500	108,874
PetroChina Co., Ltd., Class H	506,000	571,940
Suntech Power Holdings Co., Ltd. ADR*(1)	48,200	732,640
Tencent Holdings Ltd.	79,200	1,288,652
Xingda International Holdings Ltd.	3,124,000	1,289,901

Total China common stocks		20,921,990

Finland—0.19%
Sampo Oyj, Class A	126,663	3,189,913

France—0.87%
BNP Paribas	82,832	6,618,187
GDF Suez(1)	71,214	3,162,283
Total SA	89,148	5,297,114

Total France common stocks		15,077,584

Germany—1.53%
Bayer AG	66,838	4,631,180
Daimler AG	88,727	4,467,099
E.ON AG	131,173	5,562,769
HeidelbergCement AG	43,371	2,807,778
Henkel AG & Co KGaA, Preference shares	67,028	2,885,673
MAN SE	24,084	1,987,723
Metro AG	70,429	3,983,357

Total Germany common stocks		26,325,579

Guernsey—0.04%
Resolution Ltd.*	469,272	695,594

Hungary—0.06%
OTP Bank PLC*	36,981	1,055,200

India—0.38%
HDFC Bank Ltd. ADR	14,600	1,728,202
ICICI Bank Ltd. ADR	63,000	2,429,280
Reliance Industries Ltd. GDR*(2)	12,611	1,161,473
Sterlite Industries India Ltd. ADR	75,300	1,202,541

Total India common stocks		6,521,496

Indonesia—0.22%
Aneka Tambang Tbk PT	2,410,500	611,043
Astra Agro Lestari Tbk PT	145,000	315,805
Astra International Tbk PT	453,500	1,564,845
Indah Kiat Pulp and Paper Corp. Tbk PT*	2,887,000	543,646
International Nickel Indonesia Tbk PT*	928,500	398,683
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	476,500	377,157

Total Indonesia common stocks		3,811,179

Ireland—1.12%
Covidien PLC	333,600	14,431,536
CRH PLC	111,884	3,095,230
Elan Corp. PLC ADR*	86,000	611,460
Ryanair Holdings PLC ADR*	43,300	1,257,432

Total Ireland common stocks		19,395,658

Israel—0.10%
Elbit Systems Ltd.	10,818	732,401
Teva Pharmaceutical Industries Ltd. ADR	17,900	905,024

Total Israel common stocks		1,637,425

Japan—2.74%
Canon, Inc.	108,900	4,403,799
Chuo Mitsui Trust Holdings, Inc.	654,000	2,426,135
Japan Tobacco, Inc.	1,702	5,839,871
Kao Corp.	113,700	2,811,942
Mitsubishi Corp.	258,900	5,237,703
Mitsui OSK Lines Ltd.	410,000	2,429,900
Nissan Motor Co., Ltd.*	536,900	3,630,572
Nomura Holdings, Inc.(1)	356,100	2,193,765
NTT DoCoMo, Inc.	1,311	2,094,328
ORIX Corp.	46,810	2,857,670
Ricoh Co., Ltd.	178,000	2,593,706
Shin-Etsu Chemical Co., Ltd.	62,200	3,824,921
Sumitomo Mitsui Financial Group, Inc.	104,800	3,654,253
THK Co., Ltd.	164,200	3,215,770

Total Japan common stocks		47,214,335

Luxembourg—0.14%
ArcelorMittal	50,770	1,898,219
Evraz Group SA GDR*(3)	19,538	508,965

Total Luxembourg common stocks		2,407,184

Malaysia—0.09%
KNM Group Bhd	7,302,800	1,571,969

Mexico—0.07%
America Movil SAB de CV ADR, Series L	24,700	1,082,601
Wal-Mart de Mexico SAB de CV(1)	42,000	145,632

Total Mexico common stocks		1,228,233

Netherlands—0.99%
ASML Holding NV	117,158	3,446,008
ING Groep NV CVA*	261,317	4,665,258
James Hardie Industries NV CDI*	156,152	1,082,772
New World Resources NV, Class A	184,671	1,818,013
Reed Elsevier NV	1	11
Royal Dutch Shell PLC, Class A	213,200	6,099,331

Total Netherlands common stocks		17,111,393

Norway—0.44%
Petroleum Geo-Services ASA*	290,200	2,831,109
Telenor ASA*	413,600	4,790,402

Total Norway common stocks		7,621,511

Peru—0.03%
Credicorp Ltd.	5,600	435,456

Philippines—0.04%
Megaworld Corp.	21,534,000	681,743

Russia—0.27%
Gazprom OAO ADR	36,426	846,905
Lukoil OAO ADR	19,964	1,082,049
Rosneft Oil Co. GDR	160,257	1,205,132
Vimpel-Communications ADR*	80,500	1,505,350

Total Russia common stocks		4,639,436

Singapore—0.50%
CapitaLand Ltd.	831,499	2,195,845
DBS Group Holdings Ltd.	264,000	2,488,851
Olam International Ltd.(1)	1,743,000	3,093,387
Yanlord Land Group Ltd.(1)	490,000	793,100

Total Singapore common stocks		8,571,183

South Africa—0.27%
African Rainbow Minerals Ltd.	20,870	416,733
Aveng Ltd.	121,911	701,897
Impala Platinum Holdings Ltd.	15,269	355,708
JD Group Ltd.	213,987	1,270,477
MTN Group Ltd.	66,938	1,088,455
Murray & Roberts Holdings Ltd.	94,543	746,955

Total South Africa common stocks		4,580,225

South Korea—0.71%
Hyundai Motor Co.	25,079	2,373,273
LG Electronics, Inc.	6,681	711,619
LG Household & Health Care Ltd.	2,897	649,105
NHN Corp.*	10,363	1,525,975
POSCO	2,065	853,516
Samsung Electronics Co., Ltd.	4,243	2,934,899
Samsung Fire & Marine Insurance Co., Ltd.	4,383	896,502
Shinhan Financial Group Co., Ltd.*	36,350	1,449,990
Shinsegae Co., Ltd.	1,648	832,217

Total South Korea common stocks		12,227,096

Spain—0.24%
Banco Bilbao Vizcaya Argentaria SA	233,649	4,147,372

Switzerland—1.48%
Adecco SA	67,488	3,588,332
Alcon, Inc.	35,300	4,895,051
Credit Suisse Group AG	58,724	3,258,352
Nobel Biocare Holding AG	113,261	3,748,772
Roche Holding AG	47,700	7,709,881
Synthes, Inc.	19,101	2,302,147

Total Switzerland common stocks		25,502,535

Taiwan—0.44%
AU Optronics Corp. ADR	109,500	1,059,960
Far Eastern Textile Co., Ltd.	397,800	466,501
HON HAI Precision Industry Co., Ltd.	270,000	1,083,427
MediaTek, Inc.	49,000	816,971
Powertech Technology, Inc.	440,000	1,322,135
Siliconware Precision Industries Co. ADR	146,100	1,048,998
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	72,300	792,408
Yuanta Financial Holding Co., Ltd.	1,450,000	1,073,473

Total Taiwan common stocks		7,663,873

Turkey—0.13%
Ford Otomotiv Sanayi AS	154,905	970,766
Trakya Cam Sanayi AS*	398,917	489,238
Turkiye Garanti Bankasi AS	204,224	770,656

Total Turkey common stocks		2,230,660

United Kingdom—3.15%
Associated British Foods PLC	209,052	2,829,797
Barclays PLC*	787,306	4,655,463
British Land Co. PLC	198,201	1,505,219
British Sky Broadcasting Group PLC	333,405	3,045,130
Cobham PLC	506,060	1,770,375
GlaxoSmithKline PLC	252,428	4,960,022
Home Retail Group PLC	501,779	2,180,415
Imperial Tobacco Group PLC	102,147	2,951,492
Kingfisher PLC	530,088	1,803,604
Man Group PLC	729,813	3,862,953
Prudential PLC	328,311	3,156,012
Rio Tinto PLC	112,972	4,817,875
Sage Group PLC	1,053,112	3,928,194
Tullow Oil PLC	147,775	2,663,960
Vodafone Group PLC	3,486,669	7,812,253
Wolseley PLC*	97,402	2,345,842

Total United Kingdom common stocks		54,288,606

United States—28.79%
ACE Ltd.*	80,500	4,303,530
Adobe Systems, Inc.*	88,700	2,930,648
Aflac, Inc.	99,500	4,252,630
Allergan, Inc.	178,800	10,148,688
Amazon.com, Inc.*	60,700	5,666,952
American Electric Power Co., Inc.	196,150	6,078,688
American Tower Corp., Class A*	65,600	2,387,840
Amgen, Inc.*	56,500	3,402,995
Anadarko Petroleum Corp.	102,500	6,429,825
Apple, Inc.*	87,400	16,201,338
AT&T, Inc.	276,500	7,468,265
Autodesk, Inc.*	78,700	1,873,060
Avon Products, Inc.	93,000	3,158,280
Baker Hughes, Inc.	143,300	6,113,178
Bank of America Corp.	409,200	6,923,664
Bank of New York Mellon Corp.	187,100	5,424,029
Baxter International, Inc.	34,400	1,961,144

BlackRock, Inc.	13,500	2,927,070
BorgWarner, Inc.	84,200	2,547,892
Broadcom Corp., Class A*	86,400	2,651,616
Burlington Northern Santa Fe Corp.	71,700	5,723,811
Carnival Corp.	176,800	5,883,904
Central European Distribution Corp.*	28,200	923,832
Chevron Corp.	127,100	8,951,653
Cisco Systems, Inc.*	238,700	5,618,998
City National Corp.	45,300	1,763,529
CME Group, Inc.	13,200	4,068,108
Colgate-Palmolive Co.	39,000	2,974,920
Comcast Corp., Class A	548,700	9,267,543
DaVita, Inc.*	16,500	934,560
DeVry, Inc.	50,500	2,793,660
Discover Financial Services	277,075	4,496,927
Dynegy, Inc., Class A*	361,200	921,060
EI Du Pont de Nemours & Co.	68,800	2,211,232
EOG Resources, Inc.	23,500	1,962,485
Estee Lauder Cos., Inc., Class A	54,700	2,028,276
Exelon Corp.	149,300	7,408,266
Express Scripts, Inc.*	49,600	3,847,968
Exxon Mobil Corp.	31,000	2,126,910
FedEx Corp.	114,700	8,627,734
FirstEnergy Corp.	101,700	4,649,724
Fortune Brands, Inc.	120,600	5,183,388
General Dynamics Corp.	141,800	9,160,280
General Electric Co.	466,100	7,653,362
Genzyme Corp.*	55,200	3,131,496
Google, Inc., Class A*	15,800	7,834,430
Halliburton Co.	163,100	4,423,272
Hess Corp.	90,200	4,822,092
Hewlett-Packard Co.	160,900	7,596,089
Home Depot, Inc.	51,600	1,374,624
Illinois Tool Works, Inc.	163,000	6,961,730
IntercontinentalExchange, Inc.*	16,600	1,613,354
International Game Technology	201,600	4,330,368
Interpublic Group of Cos., Inc.*	535,100	4,023,952
Intersil Corp., Class A	91,000	1,393,210
Intuit, Inc.*	59,900	1,707,150
Johnson Controls, Inc.	73,300	1,873,548
JPMorgan Chase & Co.	297,900	13,053,978
Kellogg Co.	62,400	3,071,952
Kla-Tencor Corp.	62,400	2,237,664
Laboratory Corp. of America Holdings*	29,400	1,931,580
Marathon Oil Corp.	176,100	5,617,590
Marvell Technology Group Ltd.*	128,900	2,086,891
MasterCard, Inc., Class A	29,700	6,003,855
McDonald’s Corp.	71,100	4,057,677
MDU Resources Group, Inc.	54,000	1,125,900
Medco Health Solutions, Inc.*	98,600	5,453,566
Medtronic, Inc.	99,200	3,650,560
Merck & Co., Inc.	123,600	3,909,468

Microsoft Corp.	269,600	6,979,944
Millipore Corp.*	22,800	1,603,524
Monsanto Co.	83,300	6,447,420
Morgan Stanley	175,550	5,420,984
National Semiconductor Corp.	84,400	1,204,388
Noble Corp.	80,900	3,070,964
Omnicom Group, Inc.	120,600	4,454,964
Oracle Corp.	131,800	2,746,712
PACCAR, Inc.	179,600	6,772,716
Pall Corp.	77,500	2,501,700
Parker Hannifin Corp.	38,100	1,975,104
Peabody Energy Corp.	169,000	6,290,180
Pepco Holdings, Inc.	153,200	2,279,616
PepsiCo, Inc.	113,700	6,669,642
Pfizer, Inc.	623,100	10,312,305
Praxair, Inc.	52,300	4,272,387
Priceline.com, Inc.*	14,800	2,454,136
Principal Financial Group, Inc.	190,600	5,220,534
Procter & Gamble Co.	153,000	8,861,760
QUALCOMM, Inc.	138,800	6,243,224
Ryder System, Inc.	89,000	3,476,340
Salesforce.com, Inc.*	43,500	2,476,455
Schlumberger Ltd.	20,200	1,203,920
Sherwin-Williams Co.	59,000	3,549,440
Southwest Airlines Co.	334,100	3,207,360
Southwestern Energy Co.*	90,000	3,841,200
Sprint Nextel Corp.*	789,926	3,120,208
Sysco Corp.	68,400	1,699,740
Time Warner Cable, Inc.	75,300	3,244,677
Ultra Petroleum Corp.*	115,100	5,635,296
Union Pacific Corp.	74,300	4,335,405
United Technologies Corp.	41,000	2,498,130
UnitedHealth Group, Inc.	117,500	2,942,200
Viacom, Inc., Class B*	110,400	3,095,616
Visa, Inc., Class A	96,900	6,696,759
VMware, Inc., Class A*	122,000	4,900,740
Wal-Mart Stores, Inc.	126,900	6,229,521
Weatherford International Ltd.*	96,900	2,008,737
Wells Fargo & Co.	284,500	8,017,210
Williams Cos., Inc.	253,300	4,526,471
XTO Energy, Inc.	101,175	4,180,551
Zimmer Holdings, Inc.*	89,900	4,805,155

Total United States common stocks		496,792,793

Total common stocks (cost $772,600,759)		853,651,020

	Face amount
Bonds—11.82%
Corporate bonds—0.23%
France—0.02%
Compagnie de Financement Foncier, EMTN,
4.000%, due 07/21/11	EUR	230,000	349,345

Germany—0.06%
Hypothekenbank in Essen AG,
3.750%, due 09/28/12		230,000	351,383
Kreditanstalt fuer Wiederaufbau, EMTN,
5.500%, due 12/07/15	GBP	370,000	660,295

Total Germany corporate bonds			1,011,678

Ireland—0.03%
GE Capital European Funding, EMTN,
4.625%, due 08/23/10	EUR	330,000	493,015

Italy—0.02%
Intesa Sanpaolo SpA, EMTN,
6.375%, due 04/06/10		210,000	313,197

Netherlands—0.04%
E.ON International Finance BV, EMTN,
5.125%, due 10/02/12		220,000	345,700
Rabobank Nederland NV, EMTN,
4.125%, due 04/04/12		220,000	338,000

Total Netherlands corporate bonds			683,700

United Kingdom—0.05%
Lloyds TSB Bank PLC, EMTN,
6.750%, due 10/24/18	GBP	150,000	260,206
Royal Bank of Scotland PLC, EMTN,
6.625%, due 09/17/18		170,000	292,621
Vodafone Group PLC, EMTN,
3.625%, due 11/29/12	EUR	250,000	375,152

Total United Kingdom corporate bonds			927,979

United States—0.01%
Citigroup, Inc., EMTN,
5.500%, due 11/18/15	GBP	190,000	293,550

Total corporate bonds (cost $3,965,680)			4,072,464

Asset-backed securities—0.09%
United States—0.09%
Asset Backed Funding Certificates,
Series 2006-OPT3, Class A3A,
0.306%, due 11/25/36(4)		$236,865	231,582
Bank of America Credit Card Trust,
Series 2008-A1, Class A1,
0.823%, due 04/15/13(4)		1,000,000	998,785
Irwin Home Equity Corp.,
Series 2005-C, Class 1M3,
6.150%, due 04/25/30(5)		612,581	281,787
Morgan Stanley ABS Capital I,
Series 2006-HE6, Class A2A,
0.286%, due 09/25/36(4)		100,929	99,165

Total asset-backed securities (cost $1,906,144)			1,611,319

Collateralized debt obligation—0.02%
Cayman Islands—0.02%
LNR CDO Ltd.,
Series 2002-1A, Class EFX,
7.781%, due 07/24/37(5),(6) (cost $1,102,223)	1,000,000	300,000

Commercial mortgage-backed securities—0.21%
United States—0.21%
Greenwich Capital Commercial Funding Corp.,
Series 2004-GG1, Class XP, IO,
0.447%, due 06/10/36(4),(5),(6)	17,011,190	82,412
Series 2006-RR1, Class A1,
5.950%, due 03/18/49(2),(4)	9,775,000	1,368,500
GS Mortgage Securities Corp. II,
Series 2006-CC1, Class A,
5.507%, due 03/21/46(4),(5),(6)	1,166,632	349,989
Series 2006-RR2, Class A1,
5.817%, due 06/23/46(4),(5),(6)	5,913,605	1,774,082

Total commercial mortgage-backed securities (cost $8,885,166)		3,574,983

Mortgage & agency debt securities—0.02%
United States—0.02%
Federal Home Loan Mortgage Corp. Gold Pools,†
#G00194, 7.500%, due 02/01/24	124,910	140,172
Federal National Mortgage Association Pools,†
#253824, 7.000%, due 03/01/31	87,712	96,861
Lehman Structured Securities Corp.,
Series 2007-1, Class M3,
2.332%, due 10/28/34(2),(4)	3,010,754	97,850

Total mortgage & agency debt securities (cost $3,170,646)		334,883

Stripped mortgage-backed securities—0.03%
United States—0.03%
Federal National Mortgage Association Interest Strips, IO,
6.000%, due 10/01/35(4),(5)	571,414	79,289
6.500%, due 10/01/35(4),(5)	591,566	101,990
MLCC Mortgage Investors, Inc.,
Series 2004-E, Class XA, IO,
1.150%, due 11/25/29(4),(5)	12,403,297	93,025
Sequoia Mortgage Trust,
Series 2004-11, Class XA1, IO,
1.370%, due 12/20/34(4),(5)	6,274,494	81,568
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-21, Class 6AX, IO,
5.500%, due 11/25/35(4),(5)	731,862	104,292

Total stripped mortgage-backed securities (cost $2,525,033)		460,164

US government obligations—7.88%
United States—7.88%
US Treasury Bonds,
4.250%, due 05/15/39		9,205,000	9,522,858
6.125%, due 11/15/27		6,000,000	7,620,000
6.250%, due 08/15/23		3,500,000	4,387,033
8.750%, due 08/15/20		3,695,000	5,416,061
US Treasury Notes,
1.000%, due 09/30/11		33,800,000	33,826,398
1.875%, due 06/15/12(1)		16,000,000	16,250,000
2.375%, due 08/31/14(1)		29,710,000	29,821,412
2.625%, due 04/30/16		12,000,000	11,844,372
3.625%, due 08/15/19		16,785,000	17,228,225

Total US government obligations (cost $134,816,106)			135,916,359

Non US-government obligations—3.32%
Austria—0.43%
Republic of Austria, EMTN,
3.800%, due 10/20/13(2)	EUR	2,500,000	3,852,635
4.300%, due 09/15/17(2)		2,300,000	3,570,844

			7,423,479

Belgium—0.18%
Government of Belgium,
4.000%, due 03/28/14		2,000,000	3,104,731

Canada—0.07%
Government of Canada,
5.250%, due 06/01/12	CAD	1,230,000	1,253,815
5.750%, due 06/01/29		100	116
6.000%, due 06/01/11		200	202
8.000%, due 06/01/23		200	271

			1,254,404

Finland—0.11%
Government of Finland,
3.875%, due 09/15/17	EUR	1,243,000	1,893,030

France—0.44%
Government of France,
2.500%, due 01/12/14		2,000,000	2,940,309
3.750%, due 04/25/21		260,000	382,438
4.000%, due 04/25/18		2,145,000	3,292,472
4.000%, due 04/25/55		645,000	927,145

			7,542,364

Germany—0.67%
Bundesrepublik Deutschland,
4.000%, due 01/04/37		3,110,000	4,568,631
4.500%, due 01/04/13		740,000	1,169,358
Bundesschatzanweisungen,
4.000%, due 09/10/10		3,565,000	5,376,165
Kreditanstalt fuer Wiederaufbau,
5.000%, due 07/04/11		300,000	466,282

			11,580,436

Greece—0.09%
Hellenic Republic Government Bond,
3.900%, due 08/20/11		1,030,000	1,569,123

Italy—0.39%
Buoni Poliennali Del Tesoro,
4.000%, due 02/01/17		2,400,000	3,641,599
4.250%, due 08/01/13		1,180,000	1,836,264
5.000%, due 08/01/34		810,000	1,221,643

			6,699,506

Netherlands—0.20%
Government of Netherlands,
4.500%, due 07/15/17		2,200,000	3,493,918

Spain—0.19%
Government of Spain,
3.250%, due 07/30/10		700,000	1,045,856
5.750%, due 07/30/32		260,000	448,914
6.150%, due 01/31/13		1,105,001	1,821,797

			3,316,567

Sweden—0.05%
Government of Sweden,
6.750%, due 05/05/14	SEK	5,390,000	908,321

United Kingdom—0.50%
UK Gilts,
2.250%, due 03/07/14	GBP	605,000	953,731
4.250%, due 12/07/27		130,000	215,519
4.250%, due 12/07/49		990,000	1,636,041
4.750%, due 06/07/10		2,560,000	4,210,484
4.750%, due 12/07/38		710,000	1,261,772
8.000%, due 06/07/21		140,000	313,819

			8,591,366

Total non US-government obligations (cost $53,120,108)			57,377,245

Sovereign/supranational bond—0.02%
European Investment Bank,
4.750%, due 06/06/12 (cost $462,946)	GBP	240,000	408,779

Total bonds (cost $209,954,052)			204,056,196

	Units
Investment companies—34.24%
UBS Corporate Bond Relationship Fund*(7)		7,956,242	101,754,764
UBS Emerging Markets Equity Relationship Fund*(7)		2,741,135	84,124,890
UBS Global (ex-U.S.) All Cap Growth Relationship Fund*(7)		19,448,402	251,780,953
UBS Global Aggregate Bond Relationship Fund*(7)		6,500,000	64,950,600
UBS High Yield Relationship Fund*(7)		2,301,184	50,381,665
UBS Small-Cap Equity Relationship Fund*(7)		950,057	36,459,290
UBS U.S. Treasury Inflation Protected Securities Relationship Fund*(7)		111,151	1,314,305

Total investment companies (cost $488,050,622)			590,766,467

	Number of rights
Rights—0.01%
France—0.01%
BNP Paribas, expires 10/13/09* (cost $0)	94,565	204,805

	Units
Short-term investment—4.28%
Investment company—4.28%
UBS Cash Management Prime Relationship Fund, 0.204%(7),(8) (cost $73,836,117)	73,836,117	73,836,117

	Shares
Investment of cash collateral from securities loaned—0.57%
UBS Private Money Market Fund LLC, 0.180%(7),(8) (cost $9,771,866)	9,771,866	9,771,866

Total investments—100.40% (cost $1,554,213,416)		1,732,286,471
Liabilities, in excess of cash and other assets—(0.40)%		(6,911,175)

Net assets—100.00%		$1,725,375,296

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $1,554,213,416; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$231,531,698
Gross unrealized depreciation	(53,458,643)

Net unrealized appreciation of investments	$178,073,055

†	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at September 30, 2009.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the value of these securities amounted to $10,051,302 or 0.58% of net assets.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2009, the value of this security amounted to $508,965 or 0.03% of net assets.
(4)	Floating rate security. The interest rates shown are the current rates as of September 30, 2009.
(5)	Security is illiquid. At September 30, 2009, the value of these securities amounted to $3,248,434 or 0.19% of net assets.
(6)	Security exempt from registration under Rule 144A of the securities Act of 1933. These securities, which represents 0.15% of net assets as of September 30, 2009, is considered illiquid and restricted. (See restricted securities table below for more information.)

Restricted securities	Acquisition dates	Acquisition cost	Acquisition cost as a percentage of net assets		09/30/09 Market value	09/30/09 Market value as a percentage of net assets
Greenwich Capital Commercial Funding Corp.,
Series 2004-GG1, Class XP, IO,
0.447%, due 06/10/36	01/30/09	$34,663	0.00	%(a)	$16,482	0.00	%(a)
Series 2004-GG1, Class XP, IO,
0.447%, due 06/10/36	01/30/09	15,032	0.00	(a)	32,965	0.00	(a)
Series 2004-GG1, Class XP, IO,
0.447%, due 06/10/36	01/30/09	35,563	0.00	(a)	32,965	0.00	(a)
GS Mortgage Securities Corp. II,
Series 2006-CC1, Class A,
5.506%, due 03/21/46	03/22/06	94,270	0.01		323,740	0.02
Series 2006-CC1, Class A,
5.506%, due 03/21/46	02/28/07	898,128	0.05		26,249	0.00	(a)
Series 2006-RR2, Class A1,
5.806%, due 06/23/46	07/11/06	5,801,513	0.34		1,774,082	0.10
LNR CDO Ltd.,
Series 2002-1A, Class EFX,
7.781%, due 07/24/37	12/01/06	1,102,223	0.06		300,000	0.02

		$7,981,392	0.46%		$2,506,483	0.15%

(a) Amount represents less than 0.005%.
(7)	Investment in affiliated mutual fund.
(8)	The rate shown reflects the yield at September 30, 2009.
ABS	Asset-backed securities
ADR	American depositary receipt
CDI	Chess depository interest
CDO	Collateralized debt obligations
CVA	Dutch certification - depository certificate
EMTN	Euro medium term note
GDR	Global depositary receipt
GS	Goldman Sachs
IO	Interest only — This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.
MLCC	Merrill Lynch Credit Corp.
Preference shares	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
STRIPS	Bonds that can be subdivided into a series of zero-coupon bonds

Currency type abbreviations:
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
SEK	Swedish Krona

Forward foreign currency contracts

UBS Global Securities Relationship Fund had the following open forward foreign currency contracts as of September 30, 2009:

	Contracts to deliver	In exchange for		Maturity dates	Unrealized appreciation/ (depreciation)
Australian Dollar	36,980,000	USD	31,397,428	12/03/09	$(1,060,658)
Brazilian Real	23,000,000	USD	12,089,356	12/03/09	(755,859)
Euro	83,010,000	USD	121,879,984	12/03/09	407,855
Euro	11,715,000	ZAR	129,013,078	12/03/09	(172,906)
Great Britain Pound	26,665,000	USD	42,307,062	12/03/09	(299,430)
Great Britain Pound	5,535,000	USD	9,032,594	12/03/09	188,531
Hong Kong Dollar	126,175,000	USD	16,286,981	12/03/09	(298)
Japanese Yen	98,000,000	USD	1,086,361	10/02/09	(5,378)
Japanese Yen	5,554,600,000	USD	62,162,029	12/03/09	257,878
Norwegian Krone	112,270,000	USD	19,243,427	12/03/09	(154,452)
Singapore Dollar	11,700,000	USD	8,106,423	12/03/09	(195,826)
Swiss Franc	21,400,000	USD	20,760,876	12/03/09	102,113
United States Dollar	4,148,904	AUD	4,945,000	12/03/09	191,421
United States Dollar	21,125,537	CAD	22,950,000	12/03/09	310,173
United States Dollar	77,027,306	EUR	53,840,000	12/03/09	1,759,099
United States Dollar	28,471,000	GBP	17,485,000	12/03/09	(532,710)
United States Dollar	165,417,573	JPY	15,549,500,000	12/03/09	7,876,380
United States Dollar	17,780,450	KRW	22,182,000,000	12/03/09	1,030,042
United States Dollar	14,860,899	MXN	195,990,000	12/03/09	(465,390)
United States Dollar	18,541,732	NOK	112,270,000	12/03/09	856,147
United States Dollar	83,006,852	SEK	587,840,000	12/03/09	1,349,614
United States Dollar	12,152,905	TWD	397,400,000	12/03/09	335,185

Net unrealized appreciation on forward foreign currency contracts					$11,021,531

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Futures contracts

UBS Global Securities Relationship Fund had the following open futures contracts as of September 30, 2009:

	Expiration dates	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US treasury futures buy contracts:
10 Year US Treasury Notes, 742 contracts (USD)	December 2009	$86,165,922	$87,799,469	$1,633,547

US treasury futures sell contracts:
2 Year US Treasury Notes, 789 contracts (USD)	December 2009	(170,262,456)	(171,188,344)	(925,888)

Index futures buy contracts:
Amsterdam Exchange Index, 319 contracts (EUR)	October 2009	28,645,824	29,128,859	483,035
Dow Jones EURO STOXX 50 Index, 935 contracts (EUR)	December 2009	38,502,089	39,090,395	588,306
FTSE 100 Index, 800 contracts (GBP)	December 2009	63,655,314	65,089,453	1,434,139
FTSE MIB Index, 113 contracts (EUR)	December 2009	19,178,913	19,365,140	186,227
NIKKEI 225 Index, 163 contracts (JPY)	December 2009	18,720,352	18,358,269	(362,083)

Index futures sell contracts:
DAX Index, 93 contracts (EUR)	December 2009	(19,318,146)	(19,306,287)	11,859
Hang Seng Stock Index, 68 contracts (HKD)	October 2009	(9,142,912)	(9,166,779)	(23,867)
S&P Toronto Stock Exchange 60 Index, 310 contracts (CAD)	December 2009	(38,670,952)	(39,267,921)	(596,969)
SPI 200 Index, 383 contracts (AUD)	December 2009	(38,944,961)	(40,098,218)	(1,153,257)

Interest rate futures buy contracts:
Euro-Bund, 253 contracts (EUR)	December 2009	44,881,839	45,123,333	241,494
Long Gilt, 58 contracts (GBP)	December 2009	10,987,887	10,989,647	1,760

Net unrealized appreciation on futures contracts				$1,518,303

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	United States Dollar

Swap agreements

UBS Global Securities Relationship Fund had outstanding interest rate swap agreements with the following terms as of September 30, 2009:

Counterparty	Notional amount	Termination dates	Payments made by the Fund		Payments received by the Fund		Upfront payments (made)/ received	Value	Unrealized appreciation/ depreciation
Credit Suisse	USD 114,100,000	01/13/10	0.5100	%(1)	0.6138	%(2)	$—	$130,579	$130,579
Deutsche Bank AG	USD 114,100,000	01/13/19	0.2525	(2)	0.5100	(1)	—	270,310	270,310
Merrill Lynch International	USD 100,900,000	01/13/10	0.5100	(1)	0.6138	(2)	—	115,472	115,472
Merrill Lynch International	USD 100,900,000	01/13/19	0.2538	(2)	0.5100	(1)	—	228,292	228,292

							$—	$744,653	$744,653

(1)	Rate based on 3 month LIBOR (USD BBA)
(2)	Rate based on 1 month LIBOR (USD BBA)

BBA	British Banking Association
LIBOR	London Interbank Offered Rate

Currency type abbreviation:
USD	United States Dollar

Written option activity for the period ended September 30, 2009 for UBS Global Securities Relationship Fund was as follows:

	Number of contracts	Amount of premiums received
Options outstanding at December 31, 2008	778	$302,090
Options written	—	—
Options terminated in closing purchase transactions	(778)	(302,090)
Options expired prior to exercise	—	—

Options outstanding at September 30, 2009	—	$—

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments:

Measurements at 09/30/09

Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks(1)	$851,487,515	$2,163,505	$—	$853,651,020
Corporate bonds	—	4,072,464	—	4,072,464
Asset-backed securities	—	1,329,532	281,787	1,611,319
Collateralized debt obligation	—	—	300,000	300,000
Commercial mortgage-backed securities	—	1,450,912	2,124,071	3,574,983
Mortgage & agency debt securities	—	334,883	—	334,883
Stripped mortgage-backed securities	—	285,571	174,593	460,164
US government obligations	—	135,916,359	—	135,916,359
Non US-government obligations	—	57,377,245	—	57,377,245
Sovereign/supranational bond	—	408,779	—	408,779
Investment companies	—	590,766,467	—	590,766,467
Rights	204,805	—	—	204,805
Short-term investment	—	73,836,117	—	73,836,117
Investment of cash collateral from securities loaned	—	9,771,866	—	9,771,866
Other financial instruments(2)	1,518,303	11,766,184	—	13,284,487

Total	$853,210,623	$889,479,884	$2,880,451	$1,745,570,958

(1)	The Fund may hold investments which have been fair valued in accordance with the Fund’s fair valuation policy as of September 30, 2009, which may result in movement between Level 1 and Level 2.
(2)	Other financial instruments may include open futures contracts, swap agreements, options and forward foreign currency contracts.

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Common stocks	Asset-backed securities	Collateralized debt obligations	Commercial mortgage- backed securities	Stripped mortgage- backed securities	Total
Assets
Beginning balance	$5,947,507	$—	$1,350,000	$1,189,842	$—	$8,487,349
Total gains or losses (realized/unrealized) included in earnings(a)	—	—	(711,500)	619,845	—	(91,655)
Purchases, sales, issuances, and settlements (net)	—	—	(638,500)	(35,606)	—	(674,106)
Transfers in and/or out of Level 3	(5,947,507)	281,787	300,000	349,990	174,593	(4,841,137)

Ending balance	$—	$281,787	$300,000	$2,124,071	$174,593	$2,880,451

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 09/30/09.	$—	$(267,596)	$(668,846)	$(23,238)	$(2,036,042)	$(2,995,722)

(a)	Does not include unrealized losses of $3,614,892 related to transferred assets, presented at their end of period values.

UBS Emerging Markets Equity Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2009

Common stocks
Automobiles	2.19%
Beverages	0.97
Coal	1.01
Commercial banks	20.90
Computers & peripherals	1.04
Construction & engineering	2.96
Diversified telecommunication services	6.14
Electric utilities	0.91
Electronic equipment, instruments & components	4.29
Insurance	2.06
IT services	3.12
Media	3.06
Metals & mining	8.28
Multiline retail	1.05
Oil, gas & consumable fuels	15.65
Personal products	1.09
Pharmaceuticals	2.05
Real estate management & development	3.93
Semiconductors & semiconductor equipment	5.28
Tobacco	2.13
Wireless telecommunication services	8.21

Total common stocks	96.32

Bond
Corporate bond
Metals & mining	0.00
Warrants	1.01
Short-term investment	1.57

Total investments	98.90
Cash and other assets, less liabilities	1.10

Net assets	100.00%

UBS Emerging Markets Equity Relationship Fund — Portfolio of investments

September 30, 2009 (unaudited)

Security description	Shares	Value
Common stocks — 96.32%
Brazil — 14.52%
Itau Unibanco Banco Holding SA ADR	583,205	$11,751,581
Lojas Renner SA	337,000	5,866,493
NET Servicos de Comunicacao SA, Preference shares*	432,309	5,021,968
Petroleo Brasileiro SA, Preference shares	1,183,175	23,301,522
Usinas Siderurgicas de Minas Gerais SA, Preference shares	437,339	11,567,908
Vale SA, Preference shares	1,126,171	23,278,608

Total Brazil common stocks		80,788,080

China — 24.27%
China Construction Bank Corp., Class H	21,358,000	17,058,731
China Merchants Bank Co., Ltd., H Shares	2,502,950	5,580,735
China Mobile Ltd.	1,720,500	16,783,092
China Railway Construction Corp. Ltd., Class H	3,733,000	4,961,245
China Resources Land Ltd.	2,516,000	5,512,439
China Shenhua Energy Co., Ltd., H Shares	3,980,500	17,385,685
China Telecom Corp. Ltd., Class H	23,302,000	11,004,486
CNOOC Ltd.	12,692,000	17,064,489
Hengan International Group Co., Ltd.	1,001,000	6,051,167
Industrial & Commercial Bank of China, H Shares	22,550,000	16,992,407
Ping An Insurance Group Co. of China Ltd., H Shares	1,443,500	11,454,797
Sino-Ocean Land Holdings Ltd.	5,695,000	5,158,535

Total China common stocks		135,007,808

Czech Republic — 0.91%
CEZ AS	94,689	5,050,139

India — 7.32%
Bharti Airtel Ltd.	699,989	6,093,346
DLF Ltd.	636,947	5,799,455
Housing Development & Infrastructure Ltd.*	807,986	5,411,768
Infosys Technology Ltd., ADR	357,800	17,349,722
Sun Pharmaceutical Industries Ltd.	207,812	6,081,001

Total India common stocks		40,735,292

Indonesia — 3.18%
Astra International Tbk PT	3,528,576	12,175,686
Bank Rakyat Indonesia PT	7,099,500	5,509,183

Total Indonesia common stocks		17,684,869

Israel — 0.96%
Teva Pharmaceutical Industries Ltd. ADR	105,420	5,330,035

Mexico — 6.16%
America Movil SAB de CV	7,894,000	17,282,930
Fomento Economico Mexicano SAB de CV ADR	141,600	5,387,880

Grupo Financiero Banorte SAB de CV, Class O		3,467,900	11,603,346

Total Mexico common stocks			34,274,156

Philippines—0.14%
Philippine National Bank*		1,525,950	756,856

Russia—12.86%
Gazprom OAO ADR		962,182	22,370,731
Mobile Telesystems OJSC ADR		113,700	5,488,299
Novolipetsk Steel OJSC GDR(1)		19,852	505,233
Novolipetsk Steel OJSC GDR*		186,708	4,751,719
Rosneft Oil Co. GDR		920,350	6,921,032
Sberbank of Russian Federation		9,948,020	19,796,560
Vimpel-Communications ADR*		624,800	11,683,760

Total Russia common stocks			71,517,334

South Africa—3.23%
AngloGold Ashanti Ltd.		148,975	5,979,228
Naspers Ltd., Class N		350,546	11,977,455

Total South Africa common stocks			17,956,683

South Korea—9.51%
GS Engineering & Construction Corp.		147,132	11,513,321
KT&G Corp.		195,253	11,832,008
Samsung Electronics Co., Ltd.		33,981	23,504,787
Shinhan Financial Group Co., Ltd.*		151,280	6,034,509

Total South Korea common stocks			52,884,625

Taiwan—8.44%
Advanced Semiconductor Engineering, Inc.		7,164,128	5,894,338
Chunghwa Telecom Co., Ltd.		6,358,970	11,452,792
HON HAI Precision Industry Co., Ltd.		5,945,988	23,859,414
Quanta Computer, Inc.		2,746,270	5,766,245

Total Taiwan common stocks			46,972,789

Thailand—2.82%
Bank of Ayudhya PCL		1,405,600	807,768
Bank of Ayudhya PCL NVDR		8,130,000	4,672,134
Banpu PCL		438,900	5,648,818
Kasikornbank PCL		1,721,300	4,533,804

Total Thailand common stocks			15,662,524

Turkey—2.00%
Turkiye Garanti Bankasi AS		2,950,112	11,132,498

Total common stocks (cost $409,932,629)			535,753,688

	Face amount
Corporate bond—0.00%
Brazil—0.00%
Vale SA, Mining Activities Revenue Linked Notes, 0.00%, due 09/29/49(2),(3),(4),(5) (cost $0)	BRL	23,646	0

	Number of warrants
Warrants—1.01%
Germany—1.01%
Deutsche Bank AG London, strike @ USD $1.00, expires 01/24/17*(1)
(cost $4,985,143)	1,165,850	5,648,090

	Units
Short-term investment—1.57%
Investment company—1.57%
UBS Cash Management Prime
Relationship Fund,
0.204%(6),(7)
(cost $8,735,690)	8,735,690	8,735,690

Total investments—98.90%
(cost $423,653,462)		550,137,468
Cash and other assets, less liabilities—1.10%		6,104,823

Net assets—100.00%		$556,242,291

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, which was the same for book purposes, was $423,653,462; and net unrealized appreciation consisted of:
Gross unrealized appreciation	$131,070,681
Gross unrealized depreciation	(4,586,675)

Net unrealized appreciation of investments	$126,484,006

*	Non-income producing security.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the value of these securities amounted to $6,153,323 or 1.11% of net assets.
(2)	Security is illiquid. At September 30, 2009, the value of this security amounted to $0 or 0.00% of net assets.
(3)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2009, the value of these securities amounted to $0 or 0.00% of net assets.
(4)	Floating rate security. The interest rates shown are the current rates as of September 30, 2009.
(5)	Perpetual bond security. The maturity date reflects the next call date.
(6)	Investment in affiliated mutual fund.
(7)	The rate shown reflects the yield at September 30, 2009.

ADR	American depositary receipt
GDR	Global depositary receipt
GS	Goldman Sachs
NVDR	Non voting depositary receipt
OJSC	Open Joint Stock Company
Preference shares	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

Currency type abbreviations:
BRL	Brazilian Real
USD	United States Dollar

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's investments:

Measurements at 09/30/09

Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks(1)	$524,365,440	$11,388,248	$–	$535,753,688
Corporate bond	–	–	–	–
Warrants	–	5,648,090	–	5,648,090
Short-term investment	–	8,735,690	–	8,735,690

Total	$524,365,440	$25,772,028	$–	$550,137,468

(1)	The Fund may hold investments which have been fair valued in accordance with the Fund’s fair valuation policy as of September 30, 2009, which may result in movement between Level 1 and Level 2.

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Warrants	Rights	Total
Assets
Beginning balance	$5,654,279	$46,707	$5,700,986
Total gains or losses (realized/unrealized) included in earnings	2,494,337	(46,707)	2,447,630
Purchases, sales, issuances, and settlements (net)	(8,148,616)	–	(8,148,616)
Transfers in and/or out of Level 3	–	–	–

Ending balance	$–	$–	$–

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 09/30/09.	$–	$–	$–

UBS Global (ex-U.S.) All Cap Growth Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2009

Common stocks
Auto components	0.98%
Automobiles	3.23
Building products	2.13
Capital markets	3.55
Chemicals	2.37
Commercial banks	13.71
Construction & engineering	0.74
Diversified financial services	2.20
Diversified telecommunication services	1.85
Electric utilities	1.86
Electrical equipment	2.72
Electronic equipment, instruments & components	0.84
Energy equipment & services	5.75
Food products	1.84
Health care equipment & supplies	0.83
Hotels, restaurants & leisure	0.67
Household durables	2.46
Household products	1.15
Independent power producers & energy traders	0.58
Industrial conglomerates	0.94
Insurance	4.40
Internet software & services	0.56
Machinery	4.88
Media	0.74
Metals & mining	11.60
Office electronics	1.41
Oil, gas & consumable fuels	4.01
Pharmaceuticals	1.89
Real estate management & development	5.01
Semiconductors & semiconductor equipment	6.10
Software	1.08
Specialty retail	2.17
Textiles, apparel & luxury goods	1.27
Trading companies & distributors	1.19
Wireless telecommunication services	0.94

Total common stocks	97.65
Rights	0.03
Short-term investment	1.59

Total investments	99.27
Cash and other assets, less liabilities	0.73

Net assets	100.00%

UBS Global (ex-U.S.) All Cap Growth Relationship Fund — Portfolio of investments

September 30, 2009 (unaudited)

Security description	Shares	Value
Common stocks—97.65%
Australia—7.55%
AMP Ltd.	1,926,285	$11,079,883
BHP Billiton Ltd.	402,571	13,399,739
Incitec Pivot Ltd.	2,837,274	7,083,612
MacArthur Coal Ltd.	351,159	2,924,441
National Australia Bank Ltd.	219,948	5,968,613

Total Australia common stocks		40,456,288

Bermuda—1.56%
Seadrill Ltd.	400,100	8,353,744

Brazil—2.80%
BM&F BOVESPA SA	804,000	5,940,596
Gafisa SA	354,000	5,355,159
Itau Unibanco Banco Multiplo SA ADR	183,920	3,705,988

Total Brazil common stocks		15,001,743

Cayman Islands—1.17%
Subsea 7, Inc.*	465,000	6,239,071

China—8.64%
Belle International Holdings Ltd.	6,369,000	6,541,538
China Life Insurance Co., Ltd., H Shares	1,049,000	4,568,196
China Resources Land Ltd.	2,280,000	4,995,374
China Zhongwang Holdings Ltd.*	6,268,400	6,163,213
Hong Kong Exchanges and Clearing Ltd.	321,400	5,826,633
Industrial & Commercial Bank of China, H Shares	3,572,000	2,691,657
Shangri-La Asia Ltd.	1,916,000	3,609,473
Sino Land Co., Ltd.	2,778,000	4,975,276
Sun Hung Kai Properties Ltd.	468,000	6,896,163

Total China common stocks		46,267,523

Denmark—1.97%
FLSmidth & Co. A/S	72,433	3,944,121
Novo Nordisk A/S, Class B	42,808	2,680,207
Vestas Wind Systems A/S*	54,241	3,921,158

Total Denmark common stocks		10,545,486

France—8.08%
Alstom SA	46,457	3,390,305
BNP Paribas	62,726	5,011,739
Cie de Saint-Gobain	112,348	5,828,137
Cie Generale de Geophysique- Veritas*	235,545	5,495,999
Compagnie Generale des Etablissements Michelin, Class B	66,742	5,235,923
Nexans SA	61,805	4,995,130
Silicon-On-Insulator Technologies NPV*	410,542	5,752,341
Total SA ADR	30,700	1,819,282
Vallourec SA	33,839	5,734,219

Total France common stocks		43,263,075

Germany—3.44%
Daimler AG	130,745	6,582,561
E.ON AG	102,192	4,333,746
GEA Group AG	216,474	4,517,243

United Internet AG*	198,717	2,998,071

Total Germany common stocks		18,431,621

Greece—2.61%
National Bank of Greece SA*	300,143	10,760,749
Public Power Corp. SA*	144,572	3,217,819

Total Greece common stocks		13,978,568

India—2.38%
ICICI Bank Ltd. ADR	330,500	12,744,080

Italy—1.54%
Intesa Sanpaolo SpA*	524,246	2,318,727
Saipem SpA	196,065	5,904,643

Total Italy common stocks		8,223,370

Japan—17.21%
Advantest Corp.	390,200	10,823,796
Asahi Glass Co., Ltd.	693,000	5,597,115
Canon, Inc.	186,200	7,529,728
Fanuc Ltd.	66,600	5,972,595
Hosiden Corp.	145,900	1,978,057
Ibiden Co., Ltd.	67,200	2,500,396
JTEKT Corp.	339,800	3,959,570
Komatsu Ltd.	318,000	5,958,625
Mitsubishi Corp.	314,100	6,354,432
Mitsui Fudosan Co., Ltd.	299,000	5,059,667
Nippon Steel Corp.	635,000	2,320,281
Nomura Holdings, Inc.	1,094,800	6,744,549
Shin-Etsu Chemical Co., Ltd.	91,600	5,632,841
Sumco Corp.	270,600	6,149,657
Tokyu Land Corp.	1,222,000	4,887,183
Toyota Motor Corp.	269,900	10,734,061

Total Japan common stocks		92,202,553

Luxembourg—3.48%
ArcelorMittal	220,808	8,255,700
Evraz Group SA GDR*(1)	205,956	5,365,154
Millicom International Cellular SA*	69,200	5,033,608

Total Luxembourg common stocks		18,654,462

Netherlands—4.40%
ASML Holding NV	144,035	4,236,550
Koninklijke Philips Electronics NV	205,700	5,010,852
New World Resources NV, Class A	297,677	2,930,512
STMicroelectronics NV	599,404	5,679,467
TomTom NV*	334,016	5,728,529

Total Netherlands common stocks		23,585,910

Russia—1.05%
Gazprom OAO ADR	241,966	5,625,710

Singapore—0.41%
Golden Agri-Resources Ltd.*	7,255,000	2,214,638

South Korea—1.08%
KB Financial Group, Inc. ADR*	112,000	5,764,640

Spain—6.59%
Banco Santander SA	537,390	8,650,286
Gamesa Corp.Tecnologica SA	101,506	2,274,129
Gestevision Telecinco SA	314,260	3,964,100
Iberdrola SA	247,431	2,427,734
Inditex SA	88,317	5,067,449
Tecnicas Reunidas SA	54,172	2,961,624
Telefonica SA	359,571	9,921,090

Total Spain common stocks		35,266,412

Switzerland—9.93%
Alcon, Inc.	32,000	4,437,440
Credit Suisse Group AG	99,210	5,504,753
Julius Baer Holding AG	135,143	6,748,674
Nestle SA	179,762	7,660,224
Roche Holding AG	21,772	3,519,068
Swatch Group AG	150,212	6,827,159
Xstrata PLC*	716,437	10,562,383
Zurich Financial Services AG	33,287	7,917,828

Total Switzerland common stocks		53,177,529

United Kingdom—11.76%
Anglo American PLC*	169,008	5,383,097
Antofagasta PLC	397,954	4,830,345
AstraZeneca PLC	87,569	3,924,153
Autonomy Corp. PLC*	222,898	5,802,896
BG Group PLC	512,732	8,907,125
HSBC Holdings PLC	626,866	7,173,073
International Power PLC	667,946	3,085,011
John Wood Group PLC	374,979	1,822,388
Reckitt Benckiser Group PLC	126,434	6,179,010
Standard Chartered PLC	351,320	8,657,746
Taylor Wimpey PLC*	3,099,309	2,086,271
Tullow Oil PLC	285,006	5,137,841

Total United Kingdom common stocks		62,988,956

Total common stocks (cost $436,620,326)		522,985,379

	Number of rights
Rights—0.03%
France—0.03%
BNP Paribas, expires 10/13/2009* (cost $0)	67,546	146,288

	Units
Short-term investment—1.59%
Investment company—1.59%
UBS Cash Management Prime Relationship Fund, 0.204%(2),(3) (cost $8,495,218)	8,495,218	8,495,218

Total investments—99.27% (cost $445,115,544)		531,626,885
Cash and other assets, less liabilities—0.73%		3,908,525

Net assets—100.00%		$535,535,410

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $445,115,544; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$92,759,261
Gross unrealized depreciation	(6,247,920)

Net unrealized appreciation of investments	$86,511,341

*	Non-income producing security.
(1)	Security exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2009, the value of this security amounted to $5,365,154 or 1.00% of net assets.
(2)	Investment in affiliated mutual fund.
(3)	The rate shown reflects the yield at September 30, 2009.
ADR	American depositary receipt
GDR	Global depositary receipt

Forward foreign currency contracts

UBS Global (ex-U.S.) All Cap Growth Relationship Fund had the following open forward foreign currency contracts as of September 30, 2009:

	Contracts to deliver	In exchange for		Maturity Date	Unrealized depreciation
Japanese Yen	555,000,000	USD	6,155,757	10/02/09	$(27,053)

Currency type abbreviation:
USD	United States Dollar

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments:

Measurements at 09/30/09

Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks(1)	$522,985,379	$—	$—	$522,985,379
Rights	146,288	—	—	146,288
Short-term investment	—	8,495,218	—	8,495,218
Other financial instruments(2)	—	(27,053)	—	(27,053)

Total	$523,131,667	$8,468,165	$—	$531,599,832

(1)	The Fund may hold investments which have been fair valued in accordance with the Fund’s fair valuation policy as of September 30, 2009, which may result in movement between Level 1 and Level 2.
(2)	Other financial instruments may include open futures contracts, swaps agreements, options and forward foreign currency contracts.

UBS International Equity Relationship Fund

Industry diversification (unaudited)(1)

As a percentage of net assets as of September 30, 2009

Common stocks
Aerospace & defense	0.68%
Airlines	1.63
Automobiles	2.91
Beverages	1.56
Capital markets	3.59
Chemicals	2.85
Commercial banks	13.02
Construction materials	2.58
Consumer finance	0.96
Diversified financial services	2.06
Diversified telecommunication services	3.06
Electric utilities	2.15
Energy equipment & services	1.09
Food & staples retailing	2.73
Food products	1.10
Health care equipment & supplies	2.21
Household products	2.21
Industrial conglomerates	0.66
Insurance	3.28
Internet & catalog retail	0.82
Machinery	2.00
Marine	0.93
Media	1.17
Metals & mining	4.35
Multi-utilities	1.22
Office electronics	2.69
Oil, gas & consumable fuels	8.34
Pharmaceuticals	6.95
Professional services	1.38
Real estate investment trusts (REITs)	0.58
Real estate management & development	1.82
Semiconductors & semiconductor equipment	1.32
Software	1.52
Specialty retail	0.69
Tobacco	3.39
Trading companies & distributors	2.93
Wireless telecommunication services	3.82

Total common stocks	96.25
Rights	0.07
Investment company
iShares MSCI EAFE Index Fund	2.10
Short-term investment	0.13

Total investments	98.55
Cash and other assets, less liabilities	1.45

Net assets	100.00%

(1)

Figures represent the industry breakdown of direct investments of the UBS International Equity Relationship Fund. Figures would be different if a breakdown of the underlying investment company’s industry diversification was included.

UBS International Equity Relationship Fund — Portfolio of investments

September 30, 2009 (unaudited)

Security description	Shares	Value
Common stocks—96.25%
Australia—5.13%
BHP Billiton Ltd.	9,413	$313,316
National Australia Bank Ltd.	20,750	563,082
Orica Ltd.	33,118	686,592
Qantas Airways Ltd.	224,710	566,964
QBE Insurance Group Ltd.	19,187	407,258

Total Australia common stocks		2,537,212

Austria—1.22%
Telekom Austria AG	33,486	603,701

Belgium—1.55%
Anheuser-Busch InBev NV	16,848	769,344

Canada—5.61%
EnCana Corp.	13,000	752,814
Teck Resources Ltd., Class B*	20,400	562,088
Toronto-Dominion Bank	12,200	789,100
TransCanada Corp.	21,500	670,112

Total Canada common stocks		2,774,114

China—2.73%
Bank of East Asia Ltd.	149,940	541,715
Jardine Matheson Holdings Ltd.	10,800	328,320
New World Development Ltd.	224,000	482,103

Total China common stocks		1,352,138

Finland—1.24%
Sampo Oyj, Class A	24,454	615,856

France—5.79%
BNP Paribas	15,719	1,255,931
GDF Suez	13,624	604,979
Total SA	16,856	1,001,572

Total France common stocks		2,862,482

Germany—9.81%
Bayer AG	12,749	883,374
Daimler AG	14,773	743,770
E.ON AG	25,027	1,061,342
HeidelbergCement AG	7,428	480,878
Henkel AG & Co KGaA, Preference shares	12,737	548,350
MAN SE	4,578	377,836
Metro AG	13,399	757,827

Total Germany common stocks		4,853,377

Guernsey—0.27%
Resolution Ltd.*	89,391	132,503

Ireland—1.92%
CRH PLC	21,530	595,619
Elan Corp. PLC ADR*	16,400	116,604
Ryanair Holdings PLC ADR*	8,200	238,128

Total Ireland common stocks		950,351

Japan—18.01%
Canon, Inc.	20,700	837,086
Chuo Mitsui Trust Holdings, Inc.	126,000	467,420
Japan Tobacco, Inc.	325	1,115,134
Kao Corp.	22,000	544,087
Mitsubishi Corp.	49,500	1,001,415
Mitsui OSK Lines Ltd.	78,000	462,274
Nissan Motor Co., Ltd.*	102,800	695,144
Nomura Holdings, Inc.	68,300	420,764
NTT DoCoMo, Inc.	249	397,779
ORIX Corp.	7,790	475,566
Ricoh Co., Ltd.	34,000	495,427
Shin-Etsu Chemical Co., Ltd.	11,800	725,628
Sumitomo Mitsui Financial
Group, Inc.	19,000	662,508
THK Co., Ltd.	31,200	611,035

Total Japan common stocks		8,911,267

Luxembourg—0.73%
ArcelorMittal	9,651	360,837

Netherlands—5.93%
ASML Holding NV	22,260	654,741
ING Groep NV CVA*	49,705	887,377
James Hardie Industries NV CDI*	28,536	197,871
Royal Dutch Shell PLC, Class A .	41,700	1,192,974

Total Netherlands common stocks		2,932,963

Norway—2.93%
Petroleum Geo-Services ASA*	55,400	540,467
Telenor ASA*	78,600	910,361

Total Norway common stocks		1,450,828

Singapore—3.00%
CapitaLand Ltd.	158,000	417,251
DBS Group Holdings Ltd.	50,000	471,373
Olam International Ltd.	335,000	594,541

Total Singapore common stocks		1,483,165

Spain—1.62%
Banco Bilbao Vizcaya Argentaria SA	45,266	803,491

Switzerland—7.82%
Adecco SA	12,823	681,798
Credit Suisse Group AG	11,154	618,889
Nobel Biocare Holding AG	21,519	712,247
Roche Holding AG	9,104	1,471,505
Synthes, Inc.	3,181	383,390

Total Switzerland common stocks		3,867,829

United Kingdom—20.94%
Associated British Foods PLC	40,288	545,352
Barclays PLC*	149,611	884,673
British Land Co. PLC	37,904	287,858
British Sky Broadcasting Group PLC	63,463	579,635
Cobham PLC	96,217	336,601
GlaxoSmithKline PLC	49,158	965,918
Home Retail Group PLC	93,514	406,353
Imperial Tobacco Group PLC	19,411	560,872
Kingfisher PLC	100,834	343,084
Man Group PLC	139,470	738,225
Prudential PLC	62,386	599,709
Rio Tinto PLC	21,445	914,557
Sage Group PLC	201,242	750,649
Tullow Oil PLC	28,083	506,256
Vodafone Group PLC	666,105	1,492,479
Wolseley PLC*	18,514	445,893

Total United Kingdom common stocks		10,358,114

Total common stocks (cost $42,640,050)		47,619,572

	Number of rights
Rights—0.07%
France—0.07%
BNP Paribas, expires 10/13/09* (cost $0)	15,719	34,043

	Shares
Investment company—2.10%
iShares MSCI EAFE Index Fund (cost $943,209)	19,000	1,039,300

	Units
Short-term investment—0.13%
Investment company—0.13%
UBS Cash Management Prime Relationship Fund, 0.204%(1),(2) (cost $62,214)	62,214	62,214

Total investments—98.55% (cost $43,645,473)		48,755,129
Cash and other assets, less liabilities—1.45%		718,597

Net assets—100.00%		$49,473,726

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $43,645,473; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$7,463,180
Gross unrealized depreciation	(2,353,524)

Net unrealized appreciation of investments	$5,109,656

*	Non-income producing security.
(1)	Investment in affiliated mutual fund.
(2)	The rate shown reflects the yield at September 30, 2009.
ADR	American depositary receipt
CDI	Chess depository interest
CVA	Dutch certification - depository certificate
Preference shares	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

Forward foreign currency contracts

UBS International Equity Relationship Fund had the following open forward foreign currency contracts as of September 30, 2009:

	Contracts to deliver	In exchange for		Maturity dates	Unrealized appreciation/ (depreciation)
Canadian Dollar	280,000	USD	260,461	12/03/09	$(1,063)
Euro	680,000	USD	1,002,885	12/03/09	7,812
Euro	695,000	USD	994,159	12/03/09	(22,864)
Great Britain Pound	1,735,000	USD	2,832,232	12/03/09	59,974
Hong Kong Dollar	1,655,000	USD	213,709	12/03/09	73
Japanese Yen	15,500,000	USD	171,822	10/02/09	(851)
Norwegian Krone	3,050,000	USD	508,925	12/03/09	(18,050)
Swiss Franc	770,000	USD	725,689	12/03/09	(17,640)
United States Dollar	798,036	AUD	965,000	12/03/09	48,964
United States Dollar	1,342,007	CAD	1,460,000	12/03/09	21,659
United States Dollar	416,555	DKK	2,170,000	12/03/09	9,655
United States Dollar	310,327	EUR	210,000	12/03/09	(3,025)
United States Dollar	387,018	EUR	270,000	12/03/09	8,085
United States Dollar	868,071	JPY	81,600,000	12/03/09	41,333
United States Dollar	2,480,999	SEK	17,570,000	12/03/09	40,339

Net unrealized appreciation on forward foreign currency contracts					$174,401

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments:

Measurements at 09/30/09

Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks(1)	$47,619,572	$—	$—	$47,619,572
Rights	34,043	—	—	34,043
Investment company	1,039,300	—	—	1,039,300
Short-term investment	—	62,214	—	62,214
Other financial instruments(2)	—	174,401	—	174,401

Total	$48,692,915	$236,615	$—	$48,929,530

(1)	The Fund may hold investments which have been fair valued in accordance with the Fund’s fair valuation policy as of September 30, 2009, which may result in movement between Level 1 and Level 2.
(2)	Other financial instruments may include open futures contracts, swap agreements, options, and forward foreign currency contracts.

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Common stocks	Total
Assets
Beginning balance	$662,759	$662,759
Total gains or losses (realized/unrealized) included in earnings	–	–
Purchases, sales, issuances, and settlements (net)	–	–
Transfers in and/or out of Level 3	(662,759)	(662,759)

Ending balance	$–	$–

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 09/30/09.	$–	$–

UBS Small-Cap Equity Relationship Fund

Industry diversification (unaudited)(1)

As a percentage of net assets as of September 30, 2009

Common stocks
Aerospace & defense	5.03%
Air freight & logistics	0.75
Building products	1.20
Capital markets	3.89
Chemicals	1.54
Commercial banks	3.64
Commercial services & supplies	2.17
Communications equipment	3.47
Construction & engineering	1.19
Containers & packaging	1.82
Distributors	1.57
Diversified consumer services	1.98
Electrical equipment	3.02
Energy equipment & services	4.86
Food products	0.72
Gas utilities	3.46
Health care equipment & supplies	3.94
Health care providers & services	3.88
Health care technology	0.75
Hotels, restaurants & leisure	1.88
Insurance	4.25
Internet & catalog retail	1.05
Internet software & services	3.06
IT services	1.06
Life sciences tools & services	0.83
Machinery	1.83
Media	0.94
Metals & mining	1.25
Office electronics	1.44
Oil, gas & consumable fuels	2.72
Personal products	1.65
Professional services	0.84
Real estate investment trusts (REITs)	0.42
Road & rail	4.85
Semiconductors & semiconductor equipment	1.25
Software	7.29
Specialty retail	4.66
Textiles, apparel & luxury goods	0.97
Thrifts & mortgage finance	0.60
Trading companies & distributors	2.74

Total common stocks	94.46
Investment company
iShares Russell 2000 Index Fund	2.95
Short-term investment	4.49
Investment of cash collateral from securities loaned	3.31

Total investments	105.21
Liabilities, in excess of cash and other assets	(5.21)

Net assets	100.00%

(1)

Figures represent the industry breakdown of direct investments of the UBS Small-Cap Equity Relationship Fund. Figures would be different if a breakdown of the underlying investment company’s industry diversification was included.

UBS Small-Cap Equity Relationship Fund — Portfolio of investments

September 30, 2009 (unaudited)

Security description	Shares	Value
Common stocks—94.46%
Aerospace & defense—5.03%
Aerovironment, Inc.*	107,100	$3,008,439
BE Aerospace, Inc.*	221,100	4,452,954
Hexcel Corp.*	154,500	1,767,480

		9,228,873

Air freight & logistics—0.75%
Dynamex, Inc.*	84,800	1,384,784

Building products—1.20%
Trex Co., Inc.*	120,989	2,202,000

Capital markets — 3.89%
Apollo Investment Corp.	244,410	2,334,116
Lazard Ltd., Class A	39,800	1,644,138
Och-Ziff Capital Management
Group LLC, Class A	260,300	3,167,851

		7,146,105

Chemicals—1.54%
Cytec Industries, Inc.	87,200	2,831,384

Commercial banks — 3.64%
Bank of Hawaii Corp.(1)	37,400	1,553,596
City National Corp.	59,200	2,304,656
Cullen/Frost Bankers, Inc.	20,400	1,053,456
Zions Bancorp.	98,900	1,777,233

		6,688,941

Commercial services & supplies—2.17%
InnerWorkings, Inc.*	381,800	1,886,092
Interface, Inc., Class A	252,000	2,091,600

		3,977,692

Communications equipment—3.47%
F5 Networks, Inc.*	49,900	1,977,537
Harris Corp.	63,900	2,402,640
Nice Systems Ltd. ADR*	65,200	1,984,688

		6,364,865

Construction & engineering—1.19%
MasTec, Inc.*	179,500	2,180,925

Containers & packaging — 1.82%
Aptargroup, Inc.	89,400	3,339,984

Distributors—1.57%
LKQ Corp.*	155,000	2,873,700

Diversified consumer services—1.98%
Coinstar, Inc.*	110,100	3,631,098

Electrical equipment—3.02%
AO Smith Corp.	65,900	2,510,790
Regal-Beloit Corp.	66,300	3,030,573

		5,541,363

Energy equipment & services—4.86%
Gulfmark Offshore, Inc.*	91,300	2,989,162
Oil States International, Inc.*	90,100	3,165,213
Tetra Technologies, Inc.*	285,100	2,762,619

		8,916,994

Food products—0.72%
Fresh Del Monte Produce, Inc.*	58,600	1,324,946

Gas utilities—3.46%
AGL Resources, Inc.	81,500	2,874,505
EQT Corp.	81,700	3,480,420

		6,354,925

Health care equipment & supplies—3.94%
AngioDynamics, Inc.*	133,617	1,841,242
Cooper Cos., Inc.	64,100	1,905,693
Greatbatch, Inc.*	85,100	1,912,197
Integra LifeSciences Holdings Corp.*	45,900	1,567,485

		7,226,617

Health care providers & services—3.88%
Henry Schein, Inc.*	33,600	1,844,976
Patterson Cos., Inc.*	98,100	2,673,225
PSS World Medical, Inc.*	119,400	2,606,502

		7,124,703

Health care technology—0.75%
Phase Forward, Inc.*	97,900	1,374,516

Hotels, restaurants & leisure—1.88%
Life Time Fitness, Inc.*	75,700	2,123,385
McCormick & Schmick’s
Seafood Restaurants, Inc.*	178,900	1,331,016

		3,454,401

Insurance—4.25%
SeaBright Insurance
Holdings, Inc.*	226,500	2,586,630
Tower Group, Inc.	77,900	1,899,981
Validus Holdings Ltd.	128,300	3,310,140

		7,796,751

Internet & catalog retail—1.05%
PetMed Express, Inc	101,900	1,920,815

Internet software & services—3.06%
Art Technology Group, Inc.*	641,225	2,475,129
ValueClick, Inc.*	238,400	3,144,496

		5,619,625

IT services—1.06%
RightNow Technologies, Inc.*	134,703	1,945,111

Life sciences tools & services—0.83%
Bio-Rad Laboratories, Inc., Class A*	16,500	1,516,020

Machinery—1.83%
Nordson Corp.	20,200	1,133,018
Pall Corp.	68,800	2,220,864

		3,353,882

Media—0.94%
Cinemark Holdings, Inc.	165,800	1,717,688

Metals & mining—1.25%
Brush Engineered Materials, Inc.*	93,500	2,287,010

Office electronics—1.44%
Zebra Technologies Corp., Class A*	101,600	2,634,488

Oil, gas & consumable fuels—2.72%
Alpha Natural Resources, Inc.*	82,600	2,899,260
Comstock Resources, Inc.*	52,000	2,084,160

		4,983,420

Personal products—1.65%
Prestige Brands Holdings, Inc.*	430,461	3,030,446

Professional services—0.84%
Heidrick & Struggles International, Inc.	66,509	1,546,999

Real estate investment trusts (REITs)—0.42%
Digital Realty Trust, Inc.	16,900	772,499

Road & rail—4.85%
Kansas City Southern*	149,300	3,954,957
Knight Transportation, Inc.	134,300	2,253,554
Old Dominion Freight Line, Inc.*	88,200	2,683,926

		8,892,437

Semiconductors & semiconductor equipment—1.25%
ON Semiconductor Corp.*	277,200	2,286,900

Software—7.29%
ANSYS, Inc.*	36,400	1,363,908
Cadence Design Systems, Inc.*	197,100	1,446,714
Factset Research Systems, Inc.(1)	16,600	1,099,584
Nuance Communications, Inc.*	215,900	3,229,864
Quest Software, Inc.*	106,600	1,796,210
Solera Holdings, Inc.	49,200	1,530,612
Sourcefire, Inc.*	5,800	124,526
Websense, Inc.*	166,300	2,793,840

		13,385,258

Specialty retail—4.66%
Abercrombie & Fitch Co., Class A	44,700	1,469,736
Children’s Place Retail Stores, Inc.*	63,400	1,899,464
Hibbett Sports, Inc.*	129,700	2,364,431
PetSmart, Inc.	129,200	2,810,100

		8,543,731

Textiles, apparel & luxury goods—0.97%
Movado Group, Inc.	121,968	1,772,195

Thrifts & mortgage finance—0.60%
WSFS Financial Corp.	41,400	1,102,896

Trading companies & distributors—2.74%
Beacon Roofing Supply, Inc.*	113,800	1,818,524
Interline Brands, Inc.*	190,000	3,201,500

		5,020,024

Total common stocks (cost $157,411,906)		173,297,011

Investment company—2.95%
iShares Russell 2000 Index Fund(1) (cost $5,225,931)	90,000	5,420,700

	Units
Short-term investment—4.49%
Investment company—4.49%
UBS Cash Management Prime Relationship Fund, 0.204%(2),(3) (cost $8,233,554)	8,233,554	8,233,554

	Shares
Investment of cash collateral from securities loaned—3.31%
UBS Private Money Market Fund LLC, 0.180%(2),(3) (cost $6,065,926)	6,065,926	6,065,926

Total investments—105.21% (cost $176,937,317)		193,017,191
Liabilities, in excess of cash and other assets—(5.21)%		(9,553,485)

Net assets—100.00%		$183,463,706

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $176,937,317; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$25,786,375
Gross unrealized depreciation	(9,706,501)

Net unrealized appreciation of investments	$16,079,874

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at September 30, 2009.
(2)	Investment in affiliated mutual fund.
(3)	The rate shown reflects the yield at September 30, 2009.

ADR	American depositary receipt

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments:

Measurements at 09/30/09

Description	Quoted prices in active markets for Identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$173,297,011	$—	$—	$173,297,011
Investment company	5,420,700	—	—	5,420,700
Short-term investment	—	8,233,554	—	8,233,554
Investment of cash collateral from securities loaned	—	6,065,926	—	6,065,926

Total	$178,717,711	$14,299,480	$—	$193,017,191

UBS U.S. Equity Alpha Relationship Fund

Industry diversification (unaudited)(1)

As a percentage of net assets as of September 30, 2009

Common stocks
Aerospace & defense	2.22%
Air freight & logistics	2.23
Airlines	2.09
Auto components	1.95
Beverages	4.08
Biotechnology	3.62
Capital markets	3.38
Chemicals	2.28
Commercial banks	2.24
Computers & peripherals	5.63
Consumer finance	1.48
Diversified financial services	4.64
Diversified telecommunication services	2.28
Electric utilities	6.59
Energy equipment & services	3.69
Food & staples retailing	4.10
Health care equipment & supplies	5.89
Health care providers & services	2.82
Hotels, restaurants & leisure	1.51
Household durables	1.33
Household products	2.79
Independent power producers & energy traders	0.19
Industrial conglomerates	2.29
Insurance	3.21
Life sciences tools & services	1.16
Machinery	5.35
Media	6.83
Multi-utilities	1.65
Oil, gas & consumable fuels	11.22
Personal products	1.98
Pharmaceuticals	4.25
Road & rail	2.47
Semiconductors & semiconductor equipment	4.71
Software	6.24
Wireless telecommunication services	0.80

Total common stocks	119.19
Investment company
SPDR Trust, Series 1	1.43
Short-term investment	0.50

Total investments before investments sold short	121.12
Investments sold short
Common stocks
Aerospace & defense	(0.66)
Air freight & logistics	(0.76)
Beverages	(0.72)
Capital markets	(1.22)
Diversified telecommunication services	(0.55)
Electronic equipment, instruments & components	(0.56)

UBS U.S. Equity Alpha Relationship Fund

Food products	(1.67)
Health care equipment & supplies	(0.91)
Health care providers & services	(2.27)
Hotels, restaurants & leisure	(0.72)
Household durables	(0.68)
Internet & catalog retail	(0.43)
Internet software & services	(0.52)
Machinery	(1.60)
Multi-utilities	(1.08)
Oil, gas & consumable fuels	(0.70)
Pharmaceuticals	(1.25)
Software	(0.78)
Specialty retail	(2.01)
Thrifts & mortgage finance	(0.58)
Trading companies & distributors	(0.55)
Water utilities	(1.11)

Total investments sold short	(21.33)
Total investments, net of investments sold short	99.79
Cash and other assets, less liabilities	0.21

Net assets	100.00%

(1)

Figures represent the industry breakdown of direct investments of the UBS U.S. Equity Alpha Relationship Fund. Figures would be different if a breakdown of the underlying investment companies’ industry diversification was included.

UBS U.S. Equity Alpha Relationship Fund — Portfolio of investments

September 30, 2009 (unaudited)

Security description	Shares	Value
Common stocks—119.19%
Aerospace & defense—2.22%
General Dynamics Corp.(1)	114,600	$7,403,160

Air freight & logistics—2.23%
FedEx Corp. (1)	99,000	7,446,780

Airlines—2.09%
Southwest Airlines Co. (1)	725,500	6,964,800

Auto components—1.95%
BorgWarner, Inc. (1)	84,200	2,547,892
Johnson Controls, Inc. (1)	154,900	3,959,244

		6,507,136

Beverages—4.08%
Dr. Pepper Snapple Group, Inc.*(1)	155,600	4,473,500
PepsiCo, Inc. (1)	155,600	9,127,496

		13,600,996

Biotechnology—3.62%
Amgen, Inc.*(1)	71,400	4,300,422
Cephalon, Inc.*(1)	28,400	1,654,016
Genzyme Corp.*(1)	107,400	6,092,802

		12,047,240

Capital markets—3.38%
Bank of New York Mellon Corp. (1)	216,095	6,264,594
Morgan Stanley(1)	161,600	4,990,208

		11,254,802

Chemicals—2.28%
EI Du Pont de Nemours & Co. (1)	96,700	3,107,938
Monsanto Co. (1)	58,000	4,489,200

		7,597,138

Commercial banks—2.24%
City National Corp. (1)	38,800	1,510,484
Wells Fargo & Co. (1)	210,800	5,940,344

		7,450,828

Computers & peripherals—5.63%
Apple, Inc.*(1)	48,700	9,027,519
Hewlett-Packard Co. (1)	143,100	6,755,751
Seagate Technology(1)	195,000	2,965,950

		18,749,220

Consumer finance—1.48%
Discover Financial Services(1)	304,500	4,942,035

Diversified financial services—4.64%
Bank of America Corp. (1)	316,700	5,358,564
JPMorgan Chase & Co. (1)	230,500	10,100,510

		15,459,074

Diversified telecommunication services—2.28%
AT&T, Inc. (1)	281,900	7,614,119

Electric utilities—6.59%
American Electric Power Co., Inc. (1)	196,800	6,098,832
Exelon Corp. (1)	154,000	7,641,480
FirstEnergy Corp. (1)	97,500	4,457,700
Pepco Holdings, Inc. (1)	252,600	3,758,688

		21,956,700

Energy equipment & services—3.69%
Baker Hughes, Inc. (1)	113,700	4,850,442
Halliburton Co. (1)	144,400	3,916,128
Noble Corp. (1)	92,600	3,515,096

		12,281,666

Food & staples retailing—4.10%
Kroger Co. (1)	216,700	4,472,688
Sysco Corp. (1)	123,000	3,056,550
Wal-Mart Stores, Inc. (1)	125,200	6,146,068

		13,675,306

Health care equipment & supplies—5.89%
Covidien PLC(1)	244,100	10,559,766
Medtronic, Inc. (1)	160,000	5,888,000
Zimmer Holdings, Inc.*(1)	59,300	3,169,585

		19,617,351

Health care providers & services—2.82%
DaVita, Inc.*(1)	21,500	1,217,760
Medco Health Solutions, Inc.*(1)	103,200	5,707,992
UnitedHealth Group, Inc. (1)	98,800	2,473,952

		9,399,704

Hotels, restaurants & leisure—1.51%
Carnival Corp. (1)	150,900	5,021,952

Household durables—1.33%
Fortune Brands, Inc. (1)	103,300	4,439,834

Household products—2.79%
Procter & Gamble Co. (1)	160,500	9,296,160

Independent power producers & energy traders—0.19%
Dynegy, Inc., Class A*(1)	250,200	638,010

Industrial conglomerates—2.29%
General Electric Co. (1)	465,500	7,643,510

Insurance—3.21%
ACE Ltd. (1)	68,700	3,672,702
Aflac, Inc. (1)	76,900	3,286,706
Principal Financial Group, Inc. (1)	135,900	3,722,301

		10,681,709

Life sciences tools & services—1.16%
Millipore Corp.*(1)	23,000	1,617,590
Waters Corp.*(1)	40,500	2,262,330

		3,879,920

Machinery—5.35%
Illinois Tool Works, Inc. (1)	145,800	6,227,118
PACCAR, Inc. (1)	186,300	7,025,373
Pall Corp. (1)	141,300	4,561,164

		17,813,655

Media—6.83%
Comcast Corp., Class A(1)	565,900	9,558,051
Interpublic Group of Cos., Inc.*(1)	506,500	3,808,880
Omnicom Group, Inc. (1)	154,000	5,688,760
Viacom, Inc., Class B*(1)	132,700	3,720,908

		22,776,599

Multi-utilities—1.65%
MDU Resources Group, Inc. (1)	145,800	3,039,930
Sempra Energy(1)	49,600	2,470,576

		5,510,506

Oil, gas & consumable fuels—11.22%
Anadarko Petroleum Corp. (1)	91,300	5,727,249
ConocoPhillips(1)	107,500	4,854,700
EOG Resources, Inc. (1)	27,200	2,271,472
Hess Corp. (1)	78,100	4,175,226
Marathon Oil Corp. (1)	195,900	6,249,210
Peabody Energy Corp. (1)	165,300	6,152,466
Ultra Petroleum Corp.*(1)	92,300	4,519,008
Williams Cos., Inc.	192,400	3,438,188

		37,387,519

Personal products—1.98%
Avon Products, Inc. (1)	103,300	3,508,068
Estee Lauder Cos., Inc., Class A(1)	83,000	3,077,640

		6,585,708

Pharmaceuticals—4.25%
Allergan, Inc. (1)	56,700	3,218,292
Merck & Co., Inc. (1)	104,700	3,311,661
Pfizer, Inc. (1)	462,100	7,647,755

		14,177,708

Road & rail—2.47%
Burlington Northern Santa Fe Corp. (1)	44,700	3,568,401
Ryder System, Inc. (1)	119,300	4,659,858

		8,228,259

Semiconductors & semiconductor equipment—4.71%
Broadcom Corp., Class A*(1)	106,000	3,253,140
Intersil Corp., Class A(1)	226,100	3,461,591
Kla-Tencor Corp. (1)	93,000	3,334,980
Marvell Technology Group Ltd.*(1)	162,700	2,634,113
National Semiconductor Corp. (1)	211,400	3,016,678

		15,700,502

Software—6.24%
Autodesk, Inc.*(1)	99,100	2,358,580
Intuit, Inc.*(1)	100,900	2,875,650
Microsoft Corp. (1)	364,700	9,442,083
VMware, Inc., Class A*(1)	152,700	6,133,959

		20,810,272

Wireless telecommunication services—0.80%
Sprint Nextel Corp.*(1)	676,600	2,672,570

Total common stocks (cost $378,049,174)		397,232,448

Investment company—1.43%
SPDR Trust, Series 1 (cost $3,960,999)	45,000	4,750,200

	Units
Short-term investment—0.50%
Investment company—0.50%
UBS Cash Management Prime Relationship Fund, 0.204%(2),(3) (cost $1,658,508)	1,658,508	1,658,508

Total investments before investments sold short—121.12% (cost $383,668,681)		403,641,156

	Shares
Investments sold short—(21.33)%
Common stocks—(21.33)%
Aerospace & defense—(0.66) %
Goodrich Corp.	(40,200)	(2,184,468)

Air freight & logistics—(0.76)%
C.H. Robinson Worldwide, Inc.	(43,800)	(2,529,450)

Beverages—(0.72)%
Coca-Cola Enterprises, Inc.	(112,100)	(2,400,061)
Capital markets—(1.22)%
Charles Schwab Corp.	(106,900)	(2,047,135)
Northern Trust Corp.	(34,500)	(2,006,520)

		(4,053,655)

Diversified telecommunication services—(0.55)%
Qwest Communications International, Inc.	(485,700)	(1,850,517)

Electronic equipment, instruments & components—(0.56)%
Corning, Inc.	(121,200)	(1,855,572)

Food products—(1.67)%
General Mills, Inc.	(33,800)	(2,176,044)
Kellogg Co.	(31,000)	(1,526,130)
Tyson Foods, Inc., Class A	(148,800)	(1,879,344)

		(5,581,518)

Health care equipment & supplies—(0.91)%
Beckman Coulter, Inc.	(24,000)	(1,654,560)
Intuitive Surgical, Inc.	(5,300)	(1,389,925)

		(3,044,485)

Health care providers & services—(2.27)%
Amedisys, Inc.	(54,900)	(2,395,287)
Express Scripts, Inc.	(33,100)	(2,567,898)
Genoptix, Inc.	(51,400)	(1,787,692)
Quest Diagnostics, Inc.	(15,400)	(803,726)

		(7,554,603)

Hotels, restaurants & leisure—(0.72)%
McDonald’s Corp.	(42,300)	(2,414,061)

Household durables—(0.68)%
Stanley Works	(52,900)	(2,258,301)

Internet & catalog retail—(0.43)%
NetFlix, Inc.	(31,300)	(1,445,121)

Internet software & services—(0.52)%
Akamai Technologies, Inc.*	(88,200)	(1,735,776)

Machinery—(1.60)%
Cummins, Inc.	(67,600)	(3,029,156)
Ingersoll-Rand PLC	(74,900)	(2,297,183)

		(5,326,339)

Multi-utilities—(1.08)%
Consolidated Edison, Inc.	(57,900)	(2,370,426)
NSTAR	(39,100)	(1,244,162)

		(3,614,588)

Oil, gas & consumable fuels—(0.70)%
Occidental Petroleum Corp.	(29,700)	(2,328,480)

Pharmaceuticals—(1.25)%
Eli Lilly & Co.	(56,200)	(1,856,286)
Watson Pharmaceuticals, Inc.	(63,000)	(2,308,320)

		(4,164,606)

Software—(0.78)%
BMC Software, Inc.*	(69,300)	(2,600,829)

Specialty retail—(2.01)%
AutoZone, Inc.	(7,300)	(1,067,406)
Best Buy Co., Inc.	(56,800)	(2,131,136)
O’Reilly Automotive, Inc.	(29,200)	(1,055,288)
Sherwin-Williams Co.	(40,700)	(2,448,512)

		(6,702,342)

Thrifts & mortgage finance—(0.58)%
Hudson City Bancorp, Inc.	(146,400)	(1,925,160)

Trading companies &distributors—(0.55)%
WW Grainger, Inc.	(20,400)	(1,822,944)

Water utilities—(1.11)%
American Water Works Co., Inc.	(93,000)	(1,854,420)
Aqua America, Inc.	(104,500)	(1,843,380)

		(3,697,800)

Total investments sold short (proceeds $69,282,196)		(71,090,676)

Total investments, net of investments sold short—99.79%		332,550,480
Cash and other assets, less liabilities—0.21%		712,444

Net assets—100.00%		$333,262,924

Notes to portfolio of investments

Aggregate cost for federal income tax purposes before investments sold short, which was the same for book purposes, was $383,668,681; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$43,760,124
Gross unrealized depreciation	(23,787,649)

Net unrealized appreciation of investments	$19,972,475

* (1) (2) (3)

Non-income producing security.

All or a portion of these securities have been delivered to cover open short positions.

Investment in affiliated mutual fund.

The rate shown reflects the yield at September 30, 2009.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments:

Measurements at 09/30/09

Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$397,232,448	$—	$—	$397,232,448
Common stocks sold short	(71,090,676)	—	—	(71,090,676)
Investment company	4,750,200	—	—	4,750,200
Short-term investment	—	1,658,508	—	1,658,508

Total	$330,891,972	$1,658,508	$—	$332,550,480

UBS U.S. Large Cap Equity Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2009

Common stocks
Aerospace & defense	1.95%
Air freight & logistics	2.24
Airlines	0.79
Auto components	1.40
Beverages	2.03
Biotechnology	2.48
Capital markets	2.52
Chemicals	1.19
Commercial banks	2.31
Computers & peripherals	5.54
Consumer finance	1.20
Diversified financial services	4.37
Diversified telecommunication services	1.52
Electric utilities	5.05
Energy equipment & services	3.50
Food & staples retailing	2.23
Health care equipment & supplies	4.69
Health care providers & services	2.16
Hotels, restaurants & leisure	1.48
Household durables	1.54
Household products	2.43
Independent power producers & energy traders	0.19
Industrial conglomerates	1.52
Insurance	3.23
Life sciences tools & services	0.61
Machinery	4.51
Media	5.83
Oil, gas & consumable fuels	11.16
Personal products	1.97
Pharmaceuticals	4.56
Road & rail	1.90
Semiconductors & semiconductor equipment	3.63
Software	5.89
Wireless telecommunication services	0.83

Total common stocks	98.45
Short-term investment	1.57

Total investments	100.02
Liabilities, in excess of cash and other assets	(0.02)

Net assets	100.00%

UBS U.S. Large Cap Equity Relationship Fund – Portfolio of investments

September 30, 2009 (unaudited)

Security description	Shares	Value
Common stocks—98.45%
Aerospace & defense—1.95%
General Dynamics Corp.	18,500	$1,195,100

Air freight & logistics—2.24%
FedEx Corp.	18,200	1,369,004

Airlines—0.79%
Southwest Airlines Co.	50,400	483,840

Auto components—1.40%
BorgWarner, Inc.	13,900	420,614
Johnson Controls, Inc.	17,000	434,520

		855,134

Beverages—2.03%
PepsiCo, Inc.	21,200	1,243,592

Biotechnology—2.48%
Amgen, Inc.*	13,100	789,013
Genzyme Corp.*	12,800	726,144

		1,515,157

Capital markets—2.52%
Bank of New York Mellon Corp.	28,200	817,518
Morgan Stanley	23,400	722,592

		1,540,110

Chemicals—1.19%
Monsanto Co.	9,400	727,560

Commercial banks—2.31%
City National Corp.	6,900	268,617
Wells Fargo & Co.	40,600	1,144,108

		1,412,725

Computers & peripherals—5.54%
Apple, Inc.*	8,800	1,631,256
Hewlett-Packard Co.	26,900	1,269,949
Seagate Technology	32,100	488,241

		3,389,446

Consumer finance—1.20%
Discover Financial Services	45,300	735,219

Diversified financial services—4.37%
Bank of America Corp.	53,800	910,296
JPMorgan Chase & Co.	40,200	1,761,564

		2,671,860

Diversified telecommunication services—1.52%
AT&T, Inc.	34,500	931,845

Electric utilities—5.05%
American Electric Power Co., Inc.	30,700	951,393
Exelon Corp.	24,600	1,220,652
FirstEnergy Corp.	15,800	722,376
Pepco Holdings, Inc.	13,000	193,440

		3,087,861

Energy equipment & services—3.50%
Baker Hughes, Inc.	21,700	925,722
Halliburton Co.	28,400	770,208
Noble Corp.	11,800	447,928

		2,143,858

Food & staples retailing—2.23%
Sysco Corp.	15,900	395,115
Wal-Mart Stores, Inc.	19,700	967,073

		1,362,188

Health care equipment & supplies—4.69%
Covidien PLC	37,500	1,622,250
Medtronic, Inc.	23,100	850,080
Zimmer Holdings, Inc.*	7,400	395,530

		2,867,860

Health care providers & services—2.16%
DaVita, Inc.*	3,800	215,232
Medco Health Solutions, Inc.*	11,500	636,065
UnitedHealth Group, Inc.	18,900	473,256

		1,324,553

Hotels, restaurants & leisure—1.48%
Carnival Corp.	27,200	905,216

Household durables—1.54%
Fortune Brands, Inc.	21,900	941,262

Household products—2.43%
Procter & Gamble Co.	25,700	1,488,544

Independent power producers & energy traders—0.19%
Dynegy, Inc., Class A*	45,800	116,790

Industrial conglomerates—1.52%
General Electric Co.	56,600	929,372

Insurance—3.23%
ACE Ltd.*	10,700	572,022
Aflac, Inc.	14,100	602,634
Principal Financial Group, Inc.	29,400	805,266

		1,979,922

Life sciences tools & services—0.61%
Millipore Corp.*	5,300	372,749

Machinery—4.51%
Illinois Tool Works, Inc.	25,600	1,093,376
PACCAR, Inc.	28,750	1,084,163
Pall Corp.	18,000	581,040

		2,758,579

Media—5.83%
Comcast Corp., Class A	87,000	1,469,430
Interpublic Group of Cos., Inc.*	86,600	651,232
Omnicom Group, Inc.	19,600	724,024
Viacom, Inc., Class B*	25,700	720,628

		3,565,314

Oil, gas & consumable fuels—11.16%
Anadarko Petroleum Corp.	15,300	959,769
Chevron Corp.	18,000	1,267,740
EOG Resources, Inc.	5,500	459,305
Hess Corp.	13,200	705,672
Marathon Oil Corp.	23,000	733,700
Peabody Energy Corp.	26,300	978,886
Ultra Petroleum Corp.*	18,800	920,448
Williams Cos., Inc.	45,100	805,937

		6,831,457

Personal products—1.97%
Avon Products, Inc.	21,700	736,932
Estee Lauder Cos., Inc., Class A	12,700	470,916

		1,207,848

Pharmaceuticals—4.56%
Allergan, Inc.	13,000	737,880
Merck & Co., Inc.	18,500	585,155
Pfizer, Inc.	88,600	1,466,330

		2,789,365

Road & rail—1.90%
Burlington Northern Santa Fe Corp.	8,000	638,640
Ryder System, Inc.	13,500	527,310

		1,165,950

Semiconductors & semiconductor equipment—3.63%
Broadcom Corp., Class A*	20,000	613,800
Intersil Corp., Class A	21,200	324,572
Kla-Tencor Corp.	14,500	519,970
Marvell Technology Group Ltd.*	29,900	484,081
National Semiconductor Corp.	19,600	279,692

		2,222,115

Software—5.89%
Autodesk, Inc.*	18,500	440,300
Intuit, Inc.*	13,900	396,150
Microsoft Corp.	62,800	1,625,892
VMware, Inc., Class A*	28,400	1,140,828

		3,603,170

Wireless telecommunication services—0.83%
Sprint Nextel Corp.*	128,386	507,125

Total common stocks (cost $55,585,838)		60,241,690

	Units
Short-term investment—1.57%
Investment company—1.57%
UBS Cash Management Prime Relationship Fund, 0.204%(1),(2) (cost $960,272)	960,272	960,272

Total investments—100.02% (cost $56,546,110)		61,201,962
Liabilities, in excess of cash and other assets—(0.02)%		(11,063)

Net assets—100.00%		$61,190,899

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $56,546,110; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$7,553,093
Gross unrealized depreciation	(2,897,241)

Net unrealized appreciation of investments	$4,655,852

*	Non-income producing security.
(1)	Investment in affiliated mutual fund.
(2)	The rate shown reflects the yield at September 30, 2009.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments:

Measurements at 09/30/09

Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$60,241,690	$—	$—	$60,241,690
Short-term investment	—	960,272	—	960,272

Total	$60,241,690	$960,272	$—	$61,201,962

UBS U.S. Large Cap Growth Equity Relationship Fund

Industry diversification (unaudited)(1)

As a percentage of net assets as of September 30, 2009

Common stocks
Aerospace & defense	2.64%
Capital markets	1.81
Chemicals	4.72
Communications equipment	8.41
Computers & peripherals	5.67
Diversified consumer services	1.74
Diversified financial services	3.53
Energy equipment & services	2.00
Food & staples retailing	1.34
Food products	1.91
Health care equipment & supplies	8.72
Health care providers & services	4.68
Hotels, restaurants & leisure	5.20
Household products	1.85
Internet & catalog retail	5.04
Internet software & services	4.89
IT services	7.88
Machinery	1.23
Media	2.01
Oil, gas & consumable fuels	4.98
Pharmaceuticals	4.31
Road & rail	3.63
Software	5.05
Specialty retail	3.07
Wireless telecommunication services	1.49

Total common stocks	97.80
Investment company
iShares Russell 1000 Growth Index Fund	1.04
Short-term investment	1.18

Total investments	100.02
Liabilities, in excess of cash and other assets	(0.02)

Net assets	100.00%

(1)

Figures represent the industry breakdown of direct investments of the UBS U.S. Large Cap Growth Equity Relationship Fund. Figures would be different if a breakdown of the underlying investment company's industry diversification was included.

UBS U.S. Large Cap Growth Equity Relationship Fund — Portfolio of investments

September 30, 2009 (unaudited)

Security description	Shares	Value
Common stocks—97.80%
Aerospace & defense—2.64%
General Dynamics Corp.	16,600	$1,072,360
United Technologies Corp.	25,100	1,529,343

		2,601,703

Capital markets—1.81%
BlackRock, Inc.	8,200	1,777,924

Chemicals—4.72%
Monsanto Co.	26,300	2,035,620
Praxair, Inc.	31,900	2,605,911

		4,641,531

Communications equipment—8.41%
Cisco Systems, Inc.*	145,600	3,427,424
QUALCOMM, Inc.	84,700	3,809,806
Research In Motion Ltd.*	15,400	1,040,270

		8,277,500

Computers & peripherals—5.67%
Apple, Inc.*	30,100	5,579,637

Diversified consumer services—1.74%
DeVry, Inc.	30,900	1,709,388

Diversified financial services—3.53%
CME Group, Inc.	8,100	2,496,339
IntercontinentalExchange, Inc.*	10,100	981,619

		3,477,958

Energy equipment & services—2.00%
Schlumberger Ltd.	12,300	733,080
Weatherford International Ltd.*	59,400	1,231,362

		1,964,442

Food & staples retailing—1.34%
Wal-Mart Stores, Inc.	26,800	1,315,612

Food products—1.91%
Kellogg Co.	38,100	1,875,663

Health care equipment & supplies—8.72%
Alcon, Inc.	21,500	2,981,405
Baxter International, Inc.	21,000	1,197,210
Covidien PLC	57,900	2,504,754
Zimmer Holdings, Inc.*	35,500	1,897,475

		8,580,844

Health care providers & services—4.68%
Express Scripts, Inc.*	30,300	2,350,674
Laboratory Corp. of America Holdings*	18,000	1,182,600
Medco Health Solutions, Inc.*	19,400	1,073,014

		4,606,288

Hotels, restaurants & leisure—5.20%
International Game Technology	123,100	2,644,188
McDonald’s Corp.	43,400	2,476,838

		5,121,026

Household products—1.85%
Colgate-Palmolive Co.	23,800	1,815,464

Internet & catalog retail—5.04%
Amazon.com, Inc.*	37,000	3,454,320
priceline.com, Inc.*	9,100	1,508,962

		4,963,282

Internet software & services—4.89%
Google, Inc., Class A*	9,700	4,809,745

IT services—7.88%
MasterCard, Inc., Class A	18,151	3,669,225
Visa, Inc., Class A	59,105	4,084,746

		7,753,971

Machinery—1.23%
Parker Hannifin Corp	23,300	1,207,872

Media—2.01%
Time Warner Cable, Inc	46,000	1,982,140

Oil, gas & consumable fuels—4.98%
Southwestern Energy Co.*	55,000	2,347,400
XTO Energy, Inc.	61,725	2,550,477

		4,897,877

Pharmaceuticals—4.31%
Allergan, Inc.	74,800	4,245,648

Road & rail—3.63%
Burlington Northern Santa Fe Corp.	11,600	926,028
Union Pacific Corp.	45,400	2,649,090

		3,575,118

Software—5.05%
Adobe Systems, Inc.*	54,100	1,787,464
Oracle Corp.	80,400	1,675,536
Salesforce.com, Inc.*	26,500	1,508,645

		4,971,645

Specialty retail—3.07%
Home Depot, Inc.	31,500	839,160
Sherwin-Williams Co.	36,200	2,177,792

		3,016,952

Wireless telecommunication services—1.49%
American Tower Corp., Class A*	40,200	1,463,280

Total common stocks (cost $83,515,570)		96,232,510

Investment company—1.04%
iShares Russell 1000 Growth Index Fund (cost $926,394)	22,000	1,018,820

	Units
Short-term investment—1.18%
Investment company—1.18%
UBS Cash Management Prime Relationship Fund, 0.204%(1),(2) (cost $1,165,741)	1,165,741	1,165,741

Total investments—100.02% (cost $85,607,705)		98,417,071
Liabilities, in excess of cash and other assets—(0.02)%		(22,365)

Net assets—100.00%		$98,394,706

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $85,607,705; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$14,187,412
Gross unrealized depreciation	(1,378,046)

Net unrealized appreciation of investments	$12,809,366

*	Non-income producing security.
(1)	Investment in affiliated mutual fund.
(2)	The rate shown reflects the yield at September 30, 2009.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments:

Measurements at 09/30/09

Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$96,232,510	$—	$—	$96,232,510
Investment company	1,018,820	—	—	1,018,820
Short-term investment	—	1,165,741	—	1,165,741

Total	$97,251,330	$1,165,741	$—	$98,417,071

UBS Corporate Bond Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2009

Bonds
Corporate bonds
Aerospace & defense	0.96%
Automobiles	0.43
Beverages	0.77
Biotechnology	0.23
Capital markets	5.47
Chemicals	0.74
Commercial banks	10.86
Commercial services & supplies	1.24
Communications equipment	0.56
Computers & peripherals	0.93
Construction materials	0.19
Consumer finance	0.94
Diversified financial services	11.28
Diversified telecommunication services	7.63
Electric utilities	6.32
Energy equipment & services	0.34
Food & staples retailing	1.57
Food products	1.11
Health care equipment & supplies	0.18
Health care providers & services	2.68
Hotels, restaurants & leisure	0.26
Household products	0.63
Industrial conglomerates	0.29
Insurance	3.29
Machinery	0.33
Media	4.50
Metals & mining	1.64
Multi-utilities	0.72
Office electronics	0.28
Oil, gas & consumable fuels	8.58
Paper & forest products	0.07
Pharmaceuticals	3.29
Real estate investment trusts (REITs)	0.94
Road & rail	0.81
Software	0.62
Tobacco	1.35
Wireless telecommunication services	1.36

Total corporate bonds	83.39
Mortgage & agency debt securities	7.83
Municipal bonds	0.47
US government obligations	3.33
Non US-government obligations	3.65

Total bonds	98.67
Preferred stock
Diversified financial services	0.01
Short-term investment	1.24

Total investments	99.92
Cash and other assets, less liabilities	0.08

Net assets	100.00%

UBS Corporate Bond Relationship Fund — Portfolio of investments

September 30, 2009 (unaudited)

Security description	Face amount	Value
Bonds—98.67%
Corporate bonds—83.39%
Australia—0.63%
BHP Billiton Finance USA Ltd.,
6.500%, due 04/01/19	$2,125,000	$2,465,429
Rio Tinto Finance USA Ltd.,
9.000%, due 05/01/19	800,000	982,059

Total Australia corporate bonds		3,447,488

Austria—0.69%
Oesterreichische Kontrollbank AG,
1.875%, due 03/21/12	3,750,000	3,771,600

Canada—1.81%
Barrick Gold Corp.,
6.950%, due 04/01/19	1,100,000	1,287,809
Canadian Natural Resources Ltd.,
6.750%, due 02/01/39	1,265,000	1,423,784
Cenovus Energy, Inc.,
4.500%, due 09/15/14(1)	2,320,000	2,370,479
Devon Financing Corp. ULC,
7.875%, due 09/30/31	385,000	476,880
EnCana Corp.,
6.500%, due 05/15/19	1,815,000	2,014,931
Potash Corp of Saskatchewan, Inc.,
6.500%, due 05/15/19	875,000	980,594
TransCanada Pipelines Ltd.,
7.625%, due 01/15/39	1,015,000	1,295,172

Total Canada corporate bonds		9,849,649

Cayman Islands—1.59%
Hutchison Whampoa International Ltd.,
6.250%, due 01/24/14(1)	1,450,000	1,570,535
Petrobras International Finance Co.,
5.875%, due 03/01/18	3,700,000	3,837,766
Santander Central Hispano Issuances Ltd.,
7.625%, due 09/14/10	1,300,000	1,377,251
Transocean, Inc.,
6.800%, due 03/15/38	1,625,000	1,860,237

Total Cayman Islands corporate bonds		8,645,789

Finland—0.21%
Nokia OYJ,
5.375%, due 05/15/19	1,085,000	1,154,870

France—0.72%
Electricite de France,
6.500%, due 01/26/19(1)	2,400,000	2,749,956
France Telecom SA,
4.375%, due 07/08/14	1,120,000	1,174,079

Total France corporate bonds		3,924,035

Germany—0.46%
Deutsche Bank AG, MTN,
3.875%, due 08/18/14	2,500,000	2,530,843

Ireland—0.21%
Iberdrola Finance Ireland Ltd.,
3.800%, due 09/11/14(1)	1,100,000	1,115,311

Luxembourg—1.54%
Enel Finance International SA,
3.875%, due 10/07/14(1)	1,750,000	1,745,275
Telecom Italia Capital SA,
5.250%, due 11/15/13	6,300,000	6,627,247

Total Luxembourg corporate bonds		8,372,522

Malaysia—0.28%
Petronas Capital Ltd.,
5.250%, due 08/12/19(1)	1,555,000	1,549,198

Netherlands—1.23%
Deutsche Telekom International Finance BV,
6.750%, due 08/20/18	2,800,000	3,134,978
E.ON International Finance BV,
6.650%, due 04/30/38(1)	1,525,000	1,783,739
Shell International Finance BV,
6.375%, due 12/15/38	1,500,000	1,781,180

Total Netherlands corporate bonds		6,699,897

Qatar—0.29%
Qtel International Finance Ltd., MTN,
7.875%, due 06/10/19(1)	1,375,000	1,571,956

South Korea—0.77%
Export-Import Bank of Korea,
5.875%, due 01/14/15	3,975,000	4,173,750

Spain—0.45%
Telefonica Emisiones SAU,
6.221%, due 07/03/17	2,225,000	2,456,195

Sweden—0.50%
Svenska Handelsbanken AB,
2.875%, due 09/14/12(1)	2,725,000	2,731,853

Switzerland—1.15%
Credit Suisse,
5.300%, due 08/13/19	1,100,000	1,127,882
6.000%, due 02/15/18	4,900,000	5,130,084

Total Switzerland corporate bonds		6,257,966

United Kingdom—2.83%
Abbey National PLC,
7.950%, due 10/26/29	1,375,000	1,438,703
Anglo American Capital PLC,
9.375%, due 04/08/19(1)	1,550,000	1,883,250
AstraZeneca PLC,
6.450%, due 09/15/37	1,100,000	1,294,289
Barclays Bank PLC,
6.750%, due 05/22/19	2,435,000	2,723,389
BP Capital Markets PLC,
3.875%, due 03/10/15	4,475,000	4,622,948

SABMiller PLC,
6.500%, due 07/01/16(1)	680,000	737,054
Vodafone Group PLC,
5.450%, due 06/10/19	1,000,000	1,041,215
5.625%, due 02/27/17	1,575,000	1,669,169

Total United Kingdom corporate bonds		15,410,017

United States—68.03%
Aetna, Inc.,
6.750%, due 12/15/37	4,465,000	4,711,865
Alabama Power Co.,
6.000%, due 03/01/39	1,275,000	1,427,935
Alcoa, Inc.,
5.950%, due 02/01/37	2,700,000	2,270,759
Allergan, Inc.,
5.750%, due 04/01/16	3,000,000	3,215,817
Allied Waste North America, Inc.,
6.375%, due 04/15/11	925,000	964,917
6.875%, due 06/01/17	1,825,000	1,927,523
Allstate Corp.,
7.450%, due 05/16/19	785,000	935,638
Altria Group, Inc.,
9.950%, due 11/10/38	2,090,000	2,841,556
Ameren Corp.,
8.875%, due 05/15/14	1,000,000	1,124,046
American Express Credit Corp., MTN,
5.125%, due 08/25/14	2,000,000	2,068,834
5.875%, due 05/02/13	2,500,000	2,650,685
American General Finance Corp., MTN, Series I,
4.875%, due 07/15/12	1,700,000	1,318,955
American International Group, Inc.,
6.250%, due 05/01/36	3,475,000	2,253,319
Amgen, Inc.,
6.400%, due 02/01/39	1,090,000	1,249,431
Anadarko Petroleum Corp.,
5.950%, due 09/15/16	1,280,000	1,356,236
6.450%, due 09/15/36	1,140,000	1,177,042
Appalachian Power Co.,
7.950%, due 01/15/20	875,000	1,063,905
AT&T, Inc.,
5.800%, due 02/15/19	3,275,000	3,504,368
6.500%, due 09/01/37	950,000	1,020,782
BAE Systems Holdings, Inc.,
4.950%, due 06/01/14(1)	455,000	471,803
6.375%, due 06/01/19(1)	1,000,000	1,103,410
Bank of America Corp.,
5.420%, due 03/15/17	5,840,000	5,579,874
7.625%, due 06/01/19	6,585,000	7,419,919

Bank of America Corp., MTN,
7.375%, due 05/15/14	2,000,000	2,225,328
Bear Stearns Cos. LLC,
7.250%, due 02/01/18	10,700,000	12,219,849
Boeing Co.,
4.875%, due 02/15/20	1,300,000	1,340,988
5.000%, due 03/15/14	2,125,000	2,317,204
Bottling Group LLC,
6.950%, due 03/15/14	3,000,000	3,496,356
Bristol-Myers Squibb Co.,
5.875%, due 11/15/36	1,025,000	1,134,479
Browning-Ferris Industries, Inc.,
7.400%, due 09/15/35	980,000	1,123,878
Capital One Bank USA NA,
8.800%, due 07/15/19	2,070,000	2,392,835
Capital One Financial Corp.,
7.375%, due 05/23/14	1,020,000	1,138,334
CareFusion Corp.,
5.125%, due 08/01/14(1)	925,000	965,210
Caterpillar Financial Services Corp., MTN,
5.450%, due 04/15/18	1,400,000	1,454,246
6.125%, due 02/17/14	1,650,000	1,808,923
CenturyTel, Inc., Series P,
7.600%, due 09/15/39	725,000	722,486
Chevron Corp.,
3.950%, due 03/03/14	1,205,000	1,268,760
Cisco Systems, Inc.,
5.900%, due 02/15/39	1,765,000	1,910,565
Citigroup, Inc.,
6.125%, due 05/15/18	13,230,000	13,026,827
8.125%, due 07/15/39	1,270,000	1,421,624
Comcast Corp.,
6.300%, due 11/15/17	5,500,000	6,025,740
ConocoPhillips,
5.750%, due 02/01/19	2,500,000	2,723,697
6.500%, due 02/01/39	1,590,000	1,832,865
COX Communications, Inc.,
5.450%, due 12/15/14	785,000	843,267
CRH America, Inc.,
6.000%, due 09/30/16	1,002,000	1,027,213
CSX Corp.,
7.450%, due 04/01/38	2,000,000	2,467,122
CVS Caremark Corp.,
5.750%, due 06/01/17	1,325,000	1,418,419
6.125%, due 09/15/39	1,400,000	1,424,112
Daimler Finance North America LLC,
8.500%, due 01/18/31	2,000,000	2,366,538
DCP Midstream LLC,
9.750%, due 03/15/19(1)	500,000	597,311

DirecTV Financing Co., Inc.,
7.625%, due 05/15/16	1,880,000	2,011,600
Dominion Resources, Inc.,
5.200%, due 08/15/19	315,000	327,070
Series B,
5.950%, due 06/15/35	1,575,000	1,656,328
Series 06-B,
6.300%, due 09/30/66(2)	630,000	504,000
Dow Chemical Co.,
8.550%, due 05/15/19	1,135,000	1,275,906
DTE Energy Co.,
6.350%, due 06/01/16	1,400,000	1,441,182
Duke Energy Carolinas LLC,
6.100%, due 06/01/37	1,275,000	1,432,279
EI Du Pont de Nemours & Co.,
6.000%, due 07/15/18	1,600,000	1,789,558
Enterprise Products Operating LLC, Series D,
6.875%, due 03/01/33	2,800,000	3,136,179
ERAC USA Finance Co.,
7.000%, due 10/15/37(1)	1,690,000	1,582,026
8.000%, due 01/15/11(1)	1,070,000	1,121,732
Exelon Generation Co. LLC,
5.350%, due 01/15/14	1,060,000	1,121,238
Express Scripts, Inc.,
6.250%, due 06/15/14	1,985,000	2,181,406
FirstEnergy Solutions Corp.,
6.800%, due 08/15/39(1)	3,200,000	3,391,811
Fortune Brands, Inc.,
6.375%, due 06/15/14	1,000,000	1,039,013
General Electric Capital Corp., MTN,
5.875%, due 01/14/38	9,225,000	8,460,063
General Electric Capital Corp.,
5.900%, due 05/13/14	4,250,000	4,557,237
GlaxoSmithKline Capital, Inc.,
6.375%, due 05/15/38	1,050,000	1,237,843
GMAC Inc.,
6.875%, due 09/15/11(1)	585,000	552,825
Goldman Sachs Group, Inc.,
6.150%, due 04/01/18	12,650,000	13,306,699
Hartford Financial Services Group, Inc., MTN,
6.000%, due 01/15/19	2,600,000	2,465,674
Hewlett-Packard Co.,
4.750%, due 06/02/14	2,500,000	2,683,163
HSBC Bank USA NA,
5.625%, due 08/15/35	2,800,000	2,794,582
Illinois Tool Works, Inc.,
6.250%, due 04/01/19	1,550,000	1,769,324
International Business Machines Corp.,
5.700%, due 09/14/17	2,175,000	2,397,031

International Lease Finance Corp., MTN,
6.625%, due 11/15/13	2,550,000	2,021,941
International Paper Co.,
7.500%, due 08/15/21	365,000	386,741
Jefferies Group, Inc.,
8.500%, due 07/15/19	550,000	582,102
JP Morgan Chase Capital XXV, Series Y,
6.800%, due 10/01/37	2,240,000	2,254,260
Kellogg Co.,
4.450%, due 05/30/16	1,505,000	1,574,051
Kinder Morgan Energy Partners LP,
5.800%, due 03/15/35	2,165,000	2,041,586
Kraft Foods, Inc.,
6.750%, due 02/19/14	4,000,000	4,462,468
Kroger Co.,
6.900%, due 04/15/38	1,025,000	1,220,329
Lehman Brothers Holdings, Inc., MTN,
6.875%, due 05/02/18(3)	7,380,000	1,309,950
Massachusetts Mutual Life Insurance Co.,
8.875%, due 06/01/39(1)	1,175,000	1,440,000
McDonald’s Corp., MTN,
6.300%, due 03/01/38	1,200,000	1,404,677
Merck & Co., Inc.,
5.000%, due 06/30/19	1,000,000	1,066,836
Merrill Lynch & Co., Inc., MTN,
6.875%, due 04/25/18	2,920,000	3,070,955
Microsoft Corp.,
5.200%, due 06/01/39	1,200,000	1,227,421
MidAmerican Energy Holding Co.,
5.950%, due 05/15/37	1,900,000	2,004,099
Morgan Stanley, MTN,
6.625%, due 04/01/18	11,490,000	12,149,790
National Rural Utilities Cooperative Finance Corp.,
10.375%, due 11/01/18	330,000	436,447
Nationwide Mutual Insurance Co.,
8.250%, due 12/01/31(1)	1,500,000	1,433,889
New Cingular Wireless Services, Inc.,
8.750%, due 03/01/31	1,420,000	1,881,019
News America, Inc.,
6.200%, due 12/15/34	2,800,000	2,754,856
NGPL Pipeco LLC,
6.514%, due 12/15/12(1)	1,265,000	1,387,835
Nisource Finance Corp.,
10.750%, due 03/15/16	2,320,000	2,727,629
Norfolk Southern Corp.,
5.900%, due 06/15/19	880,000	978,343
Nustar Logistics,
7.650%, due 04/15/18	3,030,000	3,284,153

Oncor Electric Delivery Co.,
6.800%, due 09/01/18	1,975,000	2,272,469
ONEOK Partners LP,
8.625%, due 03/01/19	950,000	1,134,062
ONEOK, Inc.,
6.000%, due 06/15/35	1,070,000	1,056,227
Oracle Corp.,
5.750%, due 04/15/18	1,940,000	2,137,570
Pacific Bell Telephone Co.,
7.125%, due 03/15/26	4,000,000	4,466,540
Pacific Gas & Electric Co.,
6.050%, due 03/01/34	1,675,000	1,863,275
Pacific Life Insurance Co.,
9.250%, due 06/15/39(1)	1,300,000	1,490,644
Pemex Project Funding Master Trust,
5.750%, due 03/01/18	2,500,000	3,468,375
Pfizer, Inc.,
6.200%, due 03/15/19	3,235,000	3,646,288
Philip Morris International, Inc.,
5.650%, due 05/16/18	3,175,000	3,379,521
PPL Energy Supply LLC, Series A,
6.400%, due 11/01/11	5,500,000	5,894,636
Principal Financial Group, Inc.,
7.875%, due 05/15/14	3,900,000	4,309,765
Procter & Gamble Co.,
4.700%, due 02/15/19	2,275,000	2,377,646
Progress Energy, Inc.,
7.050%, due 03/15/19	1,700,000	1,979,376
ProLogis,
5.625%, due 11/15/15	3,050,000	2,771,569
Prudential Financial, Inc., MTN, 3.625%, due 09/17/12	930,000	935,739
Series C, 5.400%, due 06/13/35	850,000	709,001
Series D, 7.375%, due 06/15/19	1,000,000	1,116,010
PSEG Power LLC,
6.950%, due 06/01/12	2,000,000	2,195,532
Qwest Corp.,
6.875%, due 09/15/33	2,075,000	1,680,750
Reynolds American, Inc.,
7.625%, due 06/01/16	1,045,000	1,118,174
Roche Holdings, Inc.,
5.000%, due 03/01/14(1)	1,400,000	1,513,506
Safeway, Inc.,
5.800%, due 08/15/12	2,000,000	2,167,810
Schering-Plough Corp.,
6.550%, due 09/15/37	3,350,000	4,063,996
Simon Property Group LP,
5.375%, due 06/01/11	2,275,000	2,344,385

Southern California Edison Co.,
Series 08-A,
5.950%, due 02/01/38	1,300,000	1,475,365
Spectra Energy Capital LLC,
6.250%, due 02/15/13	1,900,000	2,036,808
Sprint Capital Corp.,
6.875%, due 11/15/28	3,835,000	3,202,225
Swiss Re Solutions Holding Corp.,
7.000%, due 02/15/26	985,000	929,394
Time Warner Cable, Inc.,
6.750%, due 07/01/18	4,550,000	5,026,658
8.750%, due 02/14/19	630,000	776,116
Time Warner, Inc.,
6.875%, due 05/01/12	6,350,000	6,990,207
Unilever Capital Corp.,
4.800%, due 02/15/19	1,000,000	1,050,820
Union Pacific Corp.,
7.875%, due 01/15/19	800,000	991,865
UnitedHealth Group, Inc.,
6.875%, due 02/15/38	3,625,000	4,001,395
Valero Energy Corp.,
6.625%, due 06/15/37	4,000,000	3,572,284
7.500%, due 04/15/32	1,880,000	1,869,825
Verizon Communications, Inc.,
5.250%, due 04/15/13	2,650,000	2,869,409
6.900%, due 04/15/38	4,075,000	4,640,887
Verizon New York, Inc., Series B,
7.375%, due 04/01/32	2,320,000	2,543,889
Verizon Wireless Capital LLC,
5.550%, due 02/01/14(1)	4,350,000	4,700,962
Wachovia Bank NA,
5.850%, due 02/01/37	6,080,000	5,880,965
Wachovia Capital Trust III,
5.800%, due 03/15/11(2),(4)	1,000,000	690,000
Wal-Mart Stores, Inc.,
6.500%, due 08/15/37	2,025,000	2,363,398
Washington Mutual Bank,
0.000%, due 05/20/13(3),(5)	1,325,000	3,312
5.500%, due 01/15/13(3),(5)	12,075,000	30,188
Washington Mutual Preferred Funding LLC,
9.750%, due 12/15/17(2),(3),(4),(5),(6)	8,300,000	83,000
WellPoint, Inc.,
6.800%, due 08/01/12	4,000,000	4,358,948
Wells Fargo & Co.,
4.375%, due 01/31/13	6,925,000	7,150,963
Wells Fargo Bank NA,
5.950%, due 08/26/36	1,150,000	1,167,270
Wells Fargo Capital XIII, GMTN,
7.700%, due 03/26/13(2),(4)	875,000	770,000
Xerox Corp.,
6.350%, due 05/15/18	1,450,000	1,507,429

Total United States corporate bonds		370,466,389

Total corporate bonds (cost $450,364,848)		454,129,328

Mortgage & agency debt securities—7.83%
United States—7.83%
Federal National Mortgage Association,†
1.875%, due 04/20/12	22,000,000	22,297,330
3.000%, due 09/16/14	20,000,000	20,330,140

Total mortgage & agency debt securities (cost $42,135,998)		42,627,470

Municipal bonds—0.47%
New Jersey State Turnpike Authority Revenue Bonds,
7.414%, due 01/01/40	500,000	618,590
State of California General Obligations Bonds,
7.550%, due 04/01/39	1,740,000	1,941,300

Total municipal bonds (cost $2,280,895)		2,559,890

US government obligations—3.33%
US Treasury Notes,
1.000%, due 09/30/11	17,650,000	17,663,784
3.625%, due 08/15/19	460,000	472,147

Total US government obligations (cost $18,119,228)		18,135,931

Non US-government obligations—3.65%
Brazil—0.82%
Brazilian Government International Bond,
10.500%, due 07/14/14	3,500,000	4,492,250

Italy—1.83%
Republic of Italy,
2.125%, due 10/05/12	10,000,000	9,999,400

Mexico—0.69%
United Mexican States, MTN, Series A,
5.875%, due 01/15/14	3,500,000	3,745,000

Poland—0.31%
Republic of Poland,
6.375%, due 07/15/19	1,500,000	1,677,900

Total non US-government obligations (cost $19,666,025)		19,914,550

Total bonds (cost $532,566,994)		537,367,169

	Shares
Preferred stock—0.01%
United States—0.01%
Preferred Blocker, Inc., 7.000%(1),(7) (cost $100,933)	124	72,110

	Units
Short-term investment—1.24%
Investment company—1.24%
UBS Cash Management Prime Relationship Fund, 0.204%(8),(9) (cost $6,741,035)	6,741,035	6,741,035

Total investments—99.92% (cost $539,408,962)		544,180,314
Cash and other assets, less liabilities—0.08%		422,212

Net assets—100.00%		$544,602,526

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $539,408,962; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$33,234,288
Gross unrealized depreciation	(28,462,936)

Net unrealized appreciation of investments	$4,771,352

†

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the value of these securities amounted to $41,633,680 or 7.64% of net assets.

(2)	Floating rate security. The interest rates shown are the current rates as of September 30, 2009.
(3)	Security is in default.
(4)	Perpetual bond security. The maturity date reflects the next call date.
(5)	Security is illiquid. At September 30, 2009, these securities amounted to $116,500 or 0.02% of net assets.
(6)

Security exempt from registration under Rule 144A of the securities Act of 1933. This security, which represents 0.02% of net assets as of September 30, 2009, is considered illiquid and restricted. (See restricted security table below for more information.)

Restricted security	Acquisition dates	Acquisition cost	Acquisition cost as a percentage of net assets	09/30/09 Market value	09/30/09 Market value as a percentage of net assets
Washington Mutual Preferred Funding LLC,
9.750%, due 12/15/17	10/18/07	$2,475,000	0.46%	$24,000	0.01%
9.750%, due 12/15/17	10/19/07	1,735,313	0.32	17,000	0.01
9.750%, due 12/15/17	10/25/07	1,475,000	0.27	15,000	0.00	(a)
9.750%, due 12/15/17	10/26/07	198,000	0.04	2,000	0.00	(a)
9.750%, due 12/15/17	10/30/07	495,000	0.09	5,000	0.00	(a)
9.750%, due 12/15/17	11/01/07	679,000	0.12	7,000	0.00	(a)
9.750%, due 12/15/17	11/02/07	1,215,500	0.22	13,000	0.00	(a)

		$8,272,813	1.52%	$83,000	0.02%

(a)	Amount represents less than 0.005%.
(7)

Security is a multi-coupon preferred stock that had a coupon reset date of January 16, 2009 of 7.000% fixed until its end date of December 31, 2049. This security is subject to a perpetual call and may be called in full or partially on or anytime after December 31, 2011.

(8)	Investment in affiliated mutual fund.
(9)	The rate shown reflects the yield at September 30, 2009.

GMAC	General Motors Acceptance Corp.
GMTN	Global medium term note
MTN	Medium term note

Futures contracts

UBS Corporate Bond Relationship Fund had the following open futures contracts as of September 30, 2009:

	Expiration dates	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US treasury futures buy contracts:
US Long Bonds, 59 contracts (USD)	December 2009	$7,100,155	$7,161,125	$60,970
2 Year US Treasury Notes, 80 contracts (USD)	December 2009	17,333,744	17,357,500	23,756
US treasury futures sell contracts:
US Long Bonds, 21 contracts (USD)	December 2009	(2,524,595)	(2,548,875)	(24,280)
5 Year US Treasury Notes, 435 contracts (USD)	December 2009	(50,316,048)	(50,500,781)	(184,733)
10 Year US Treasury Notes, 83 contracts (USD)	December 2009	(9,719,224)	(9,821,234)	(102,010)

Net unrealized depreciation on futures contracts				$(226,297)

Currency type abbreviation:

USD	United States Dollar

Swap agreements

UBS Corporate Bond Relationship Fund had outstanding credit default swap contracts with the following terms as of September 30, 2009:

Credit default swaps on corporate and sovereign issues – Buy protection(1)

Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)
Goldman Sachs International	USD	3,000,000	06/20/12	0.6200	%(2)	—	(3)	$—	$87,595	$87,595
Goldman Sachs International	USD	2,900,000	12/20/12	2.5200	(2)	—	(4)	—	(105,764)	(105,764)
Goldman Sachs International	USD	5,000,000	12/20/13	0.5500	(2)	—	(5)	—	(47,527)	(47,527)
Goldman Sachs International	USD	8,000,000	09/20/14	5.0000	(2)	—	(6)	(1,433,333)	(103,302)	(1,536,635)
Goldman Sachs International	USD	4,000,000	06/20/17	0.8600	(2)	—	(7)	—	382,431	382,431
Goldman Sachs International	USD	5,000,000	09/20/17	0.3700	(2)	—	(8)	—	102,495	102,495

								$(1,433,333)	$315,928	$(1,117,405)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)	Payments made are based on the notional amount.
(3)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Masco Corporation 5.875% bond, due 07/15/12.
(4)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Ryland Group 5.375% bond, due 01/15/15.
(5)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Walt Disney Company 5.625% bond, due 09/15/16.
(6)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Brunswick Corp. 7.125% bond, due 08/01/27.
(7)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Alcoa Inc. 6.500% bond, due 06/01/11.
(8)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Aetna Inc. 6.625% bond, due 06/15/36.

Currency type abbreviation:

USD	United States Dollar

Credit default swaps on corporate and sovereign issues – sell protection (1)

Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Upfront payments (made)/ received	Value	Unrealized appreciation	Credit spread(2)
Goldman Sachs International	USD	2,550,000	09/20/14	—	(3)	5.0000	%(4)	$(277,267)	$315,815	$38,548	2.237%
JPMorgan Chase Bank	USD	6,000,000	06/20/11	—	(5)	3.1500	(4)	—	196,114	196,114	1.293

								$(277,267)	$511,929	$234,662

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Credit spreads, where available, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

(3)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Metlife Inc. 5.000% bond, due 06/15/15.
(4)	Payments received are based on the notional amount.
(5)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the HSBC Finance Corp. 7.000% bond, due 05/15/12.

Currency type abbreviation:

USD	United States Dollar

UBS Corporate Bond Relationship Fund had outstanding interest rate swap contracts with the following terms as of September 30, 2009:

Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Upfront payments (made)/ received	Value	Unrealized depreciation
Deutsche Bank AG	USD	4,000,000	12/15/38	4.6250	%(1)	0.2950	%(2)	$—	$(557,011)	$(557,011)
JPMorgan Chase Bank	USD	3,560,000	12/21/39	4.1600	(1)	—	(3)	—	(128,084)	(128,084)

								$—	$(685,095)	$(685,095)

(1)	Payments made are based on the notional amount.
(2)	Rate based on 3 month LIBOR (USD BBA).
(3)	Rate based on 3 month LIBOR (USD BBA). This is a forward starting trade and, as such, a floating rate has not yet been assigned as of September 30, 2009.

BBA	British Banking Association
LIBOR	London Interbank Offered Rate

Currency type abbreviation:

USD	United States Dollar

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments:

Measurements at 09/30/09

Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$454,012,828	$116,500	$454,129,328
Mortgage & agency debt securities	—	42,627,470	—	42,627,470
Municipal bonds	—	2,559,890	—	2,559,890
US government obligations	—	18,135,931	—	18,135,931
Non US-government obligations	—	19,914,550	—	19,914,550
Preferred stock	—	72,110	—	72,110
Short-term investment	—	6,741,035	—	6,741,035
Other financial instruments(1)	(226,297)	(1,567,838)	—	(1,794,135)

Total	$(226,297)	$542,495,976	$116,500	$542,386,179

(1)	Other financial instruments may include open futures contracts, swap agreements, options and forward foreign currency contracts.

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Corporate bonds	Total
Assets
Beginning balance	$—	$—
Total gains or losses (realized/unrealized) included in earnings(a)	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	116,500	116,500

Ending balance	$116,500	$116,500

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 09/30/09.	$114,195	$114,195

(a)	Does not include unrealized gains of $114,195 related to transferred assets, presented at their end of period values.

UBS Global Aggregate Bond Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2009

Bonds
US government obligations	42.14%
Non US-government obligations	41.84
Sovereign/supranational bond	0.98

Total bonds	84.96

Total investments	84.96
Cash and other assets, less liabilities	15.04

Net assets	100.00%

UBS Global Aggregate Bond Relationship Fund — Portfolio of investments

September 30, 2009 (unaudited)

Security description	Face amount		Value
Bonds—84.96%
US government obligations—42.14%
US Treasury Bond,
4.500%, due 08/15/39		$17,800,000	$19,190,625
US Treasury Notes,
1.000%, due 09/30/11		13,800,000	13,810,778
1.375%, due 09/15/12		13,800,000	13,776,278
2.375%, due 09/30/14		13,800,000	13,835,604
3.000%, due 09/30/16		18,100,000	18,172,110
3.625%, due 08/15/19		17,600,000	18,064,746

Total US government obligations (cost $96,900,193)			96,850,141

Non US-government obligations—41.84%
Canada—1.77%
Province of Ontario Canada,
4.200%, due 03/08/18	CAD	4,200,000	4,069,212

Germany—30.28%
Bundesobligation,
3.500%, due 04/12/13	EUR	13,200,000	20,292,461
Bundesrepublik Deutschland,
3.750%, due 07/04/13		13,200,000	20,443,128
4.000%, due 07/04/16		7,900,000	12,408,772
6.000%, due 06/20/16		7,000,000	12,148,732
6.250%, due 01/04/24		2,300,000	4,298,241

			69,591,334

Japan—2.01%
Japan Government Ten Year Bond,
1.500%, due 03/20/19	JPY	405,000,000	4,624,174

United Kingdom—7.78%
UK Gilts,
4.500%, due 03/07/13	GBP	2,000,000	3,437,045
5.000%, due 03/07/25		4,500,000	8,045,543
8.000%, due 12/07/15		3,100,000	6,388,673

			17,871,261

Total non US-government obligations (cost $96,266,349)			96,155,981

Sovereign/supranational bond—0.98%
European Investment Bank,
1.400%, due 06/20/17 (cost $2,276,388)	JPY	200,000,000	2,262,516

Total bonds (cost $195,442,930)			195,268,638

Total investments—84.96% (cost $195,442,930)			195,268,638
Cash and other assets, less liabilities—15.04%			34,557,090

Net assets—100.00%			$229,825,728

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $195,442,930; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$22,473
Gross unrealized depreciation	(196,765)

Net unrealized depreciation of investments	$(174,292)

Currency type abbreviations:

CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments:

Measurements at 09/30/09

Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$96,850,141	$—	$96,850,141
Non US-government obligations	—	96,155,981	—	96,155,981
Sovereign/supranational bond	—	2,262,516	—	2,262,516

Total	$—	$195,268,638	$—	$195,268,638

UBS High Yield Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2009

Bonds
Corporate bonds
Aerospace/defense	1.77%
Airlines	0.18
Apparel/textiles	0.47
Auto loans	2.45
Auto parts & equipment	0.83
Automotive	0.69
Banking	5.05
Beverage	0.84
Brokerage	0.45
Building & construction	1.42
Building materials	1.50
Chemicals	0.94
Consumer/commercial lease financing	1.69
Consumer-products	0.52
Diversified capital goods	0.82
Electric-generation	5.24
Electric-integrated	0.83
Electronics	1.21
Energy - exploration & production	3.72
Environmental	0.27
Food - wholesale	1.04
Food & drug retailers	1.73
Forestry/paper	1.78
Gaming	5.70
Gas distribution	4.34
Health services	7.31
Hotels	0.25
Leisure	0.39
Machinery	0.52
Media - broadcast	1.39
Media - noncable	0.14
Media - services	1.35
Media-cable	2.82
Metals & mining	0.32
Metals/mining excluding steel	3.40
Mortgage banks & thrifts	0.54
Multi-line insurance	1.56
Non-food & drug retailers	3.87
Oil field equipment & services	0.91
Oil refining & marketing	0.34
Packaging	1.33
Pharmaceuticals	1.06
Printing & publishing	1.13
Property & casualty insurance	0.68
Real estate development & management	0.49
Real estate investment trusts (REITs)	0.63
Software/services	2.93
Steel producers/products	1.53

Support-services	2.85
Technology	0.35
Telecom - fixed line	0.44
Telecom - integrated/services	4.72
Telecom - wireless	4.48
Theaters & entertainment	0.30
Transportation excluding air/rail	0.53

Total corporate bonds	94.04
Asset-backed securities	0.60
Commercial mortgage-backed security	0.07

Total bonds	94.71
Preferred stock Media - broadcast	0.00	(1)
Common stocks
Containers & packaging	0.00
Media - broadcast	0.00	(1)
Printing & publishing	0.00

Total common stocks	0.00	(1)
Warrants	0.00	(1)
Short-term investment	5.04

Total investments	99.75
Cash and other assets, less liabilities	0.25

Net assets	100.00%

(1)	Amount represents less than 0.005%.

UBS High Yield Relationship Fund — Portfolio of investments

September 30, 2009 (unaudited)

Security description	Face amount	Value
Bonds—94.71%
Corporate bonds—94.04%
Australia—0.27%
Hanson Australia Funding Ltd.,
5.250%, due 03/15/13	$1,000,000	$950,000

Bermuda—1.67%
Global Crossing Ltd.,
12.000%, due 09/15/15(1)	500,000	525,000
Intelsat Jackson Holdings Ltd.,
11.250%, due 06/15/16	4,270,000	4,568,900
Petroplus Finance Ltd.,
7.000%, due 05/01/17(1)	850,000	773,500

Total Bermuda corporate bonds		5,867,400

Canada—2.27%
Bombardier, Inc.,
6.750%, due 05/01/12(1)	600,000	603,000
Novelis, Inc.,
7.250%, due 02/15/15	750,000	648,750
Reliance Intermediate Holdings LP,
9.500%, due 12/15/19(1)	700,000	691,250
Teck Resources Ltd.,
10.250%, due 05/15/16	4,100,000	4,633,000
10.750%, due 05/15/19	1,225,000	1,424,062

Total Canada corporate bonds		8,000,062

Cayman Islands—0.19%
XL Capital Ltd., Series E,
6.500%, due 12/31/49(2),(3)	930,000	669,600

Ireland—0.15%
Elan Corp. PLC,
8.750%, due 10/15/16(1)	550,000	541,750

Liberia—0.30%
Royal Caribbean Cruises Ltd.,
6.875%, due 12/01/13	400,000	373,000
7.000%, due 06/15/13	700,000	666,750

Total Liberia corporate bonds		1,039,750

Luxembourg—1.01%
Evraz Group SA,
9.500%, due 04/24/18(1)	750,000	717,188
FMC Finance III SA,
6.875%, due 07/15/17	1,000,000	970,000
Wind Acquisition Finance SA,
10.750%, due 12/01/15(1)	850,000	935,000
11.750%, due 07/15/17(1)	825,000	930,187

Total Luxembourg corporate bonds		3,552,375

Netherlands—0.25%
ING Groep NV,
5.775%, due 12/31/49(2),(3)	510,000	326,400
NXP BV,
7.875%, due 10/15/14	700,000	549,500

Total Netherlands corporate bonds		875,900

Russia—0.13%
Steel Capital SA,
9.750%, due 07/29/13(1)	450,000	450,563

United Kingdom—1.69%
Global Aviation Holdings Ltd.,
14.000%, due 08/15/13(1)	675,000	669,094
Global Crossing UK Finance PLC,
10.750%, due 12/15/14	250,000	236,250
Hanson PLC,
6.125%, due 08/15/16	675,000	621,000
HBOS Capital Funding LP,
6.071%, due 06/30/14(1),(2),(3)	450,000	254,250
Ineos Group Holdings PLC,
8.500%, due 02/15/16(1)	479,000	227,525
Lloyds Banking Group PLC,
6.267%, due 11/14/16(1),(2),(3)	3,125,000	1,781,250
Royal Bank of Scotland Group PLC,
7.640%, due 09/29/17(2),(3)	3,605,000	1,766,450
Vedanta Resources PLC,
9.500%, due 07/18/18(1)	400,000	394,000

Total United Kingdom corporate bonds		5,949,819

United States—86.11%
AAC Group Holding Corp.,
10.250%, due 10/01/12(1),(4)	980,000	940,800
ACCO Brands Corp.,
10.625%, due 03/15/15(1)	275,000	287,375
AES Corp.,
7.750%, due 03/01/14	600,000	604,500
8.000%, due 06/01/20	500,000	496,250
8.000%, due 06/01/20(1)	2,435,000	2,416,738
Affinion Group, Inc.,
10.125%, due 10/15/13	1,260,000	1,294,650
Ahern Rentals, Inc.,
9.250%, due 08/15/13	1,000,000	520,000
Airgas, Inc.,
7.125%, due 10/01/18(1)	540,000	556,875
AK Steel Corp.,
7.750%, due 06/15/12	1,275,000	1,279,781
Allison Transmission, Inc.,
11.000%, due 11/01/15(1)	550,000	539,000
AMC Entertainment, Inc.,
8.750%, due 06/01/19	1,020,000	1,053,150
American General Finance Corp., MTN,
4.875%, due 05/15/10	340,000	326,599
5.375%, due 10/01/12	1,575,000	1,217,306
5.625%, due 08/17/11	675,000	567,753
5.850%, due 06/01/13	1,295,000	980,391
6.900%, due 12/15/17	2,885,000	2,017,714

American International Group, Inc.,
6.250%, due 03/15/37	2,565,000	1,269,675
8.175%, due 05/15/58(2)	2,835,000	1,701,000
Ameristar Casinos, Inc.,
9.250%, due 06/01/14(1)	875,000	907,813
Apria Healthcare Group, Inc.,
11.250%, due 11/01/14(1)	2,205,000	2,370,375
12.375%, due 11/01/14(1)	500,000	533,750
ARAMARK Corp.,
8.500%, due 02/01/15	2,770,000	2,794,238
Arch Coal, Inc.,
8.750%, due 08/01/16(1)	1,105,000	1,138,150
Arch Western Finance LLC,
6.750%, due 07/01/13	875,000	860,781
ArvinMeritor, Inc.,
8.125%, due 09/15/15	520,000	452,400
Ashland, Inc.,
9.125%, due 06/01/17(1)	620,000	663,400
Atlas Pipeline Partners LP,
8.125%, due 12/15/15	1,180,000	949,900
8.750%, due 06/15/18	825,000	660,000
Avis Budget Car Rental LLC,
7.625%, due 05/15/14	200,000	180,000
Axcan Intermediate Holdings, Inc.,
9.250%, due 03/01/15	1,025,000	1,081,375
12.750%, due 03/01/16	1,945,000	2,100,600
BAC Capital Trust XI,
6.625%, due 05/23/36	335,000	292,287
Baker & Taylor, Inc.,
11.500%, due 07/01/13(1)	425,000	168,937
Baldor Electric Co.,
8.625%, due 02/15/17	290,000	294,350
Ball Corp.,
7.125%, due 09/01/16	280,000	285,600
7.375%, due 09/01/19	400,000	406,000
BankAmerica Capital II,
8.000%, due 12/15/26	1,121,000	1,081,765
Beazer Homes USA, Inc.,
6.875%, due 07/15/15	330,000	250,800
8.125%, due 06/15/16	500,000	380,000
8.375%, due 04/15/12	350,000	306,250
Belden, Inc.,
9.250%, due 06/15/19(1)	230,000	239,200
Biomet, Inc.,
10.375%, due 10/15/17(5)	1,765,000	1,875,313
11.625%, due 10/15/17	2,777,000	3,026,930
Bio-Rad Laboratories, Inc.,
8.000%, due 09/15/16(1)	335,000	347,562
Blockbuster, Inc.,
11.750%, due 10/01/14(1)	450,000	428,625

Boise Cascade LLC,
7.125%, due 10/15/14	250,000	198,750
Boyd Gaming Corp.,
7.750%, due 12/15/12	335,000	334,162
Brunswick Corp.,
11.250%, due 11/01/16(1)	275,000	299,750
Building Materials Corp of America,
7.750%, due 08/01/14	550,000	529,375
C10 Capital SPV Ltd.,
6.722%, due 12/31/49(1),(2),(3)	950,000	749,759
Cablevision Systems Corp., Series B,
8.000%, due 04/15/12	725,000	755,812
8.625%, due 09/15/17(1)	1,150,000	1,187,375
Calpine Construction Finance Co. LP,
8.000%, due 06/01/16(1)	835,000	855,875
Carriage Services, Inc.,
7.875%, due 01/15/15	2,090,000	1,959,375
Case New Holland, Inc.,
7.750%, due 09/01/13(1)	1,000,000	995,000
CB Richard Ellis Services, Inc.,
11.625%, due 06/15/17(1)	775,000	819,562
Cellu Tissue Holdings, Inc.,
11.500%, due 06/01/14	1,900,000	2,033,000
Chesapeake Energy Corp.,
6.625%, due 01/15/16	2,250,000	2,126,250
7.250%, due 12/15/18	80,000	75,600
9.500%, due 02/15/15	1,660,000	1,747,150
Cincinnati Bell, Inc.,
7.250%, due 07/15/13	1,710,000	1,735,650
8.250%, due 10/15/17	800,000	788,496
Circus & Eldorado Joint Venture,
10.125%, due 03/01/12	500,000	435,000
CIT Group, Inc.,
4.250%, due 02/01/10	2,635,000	1,899,745
Citigroup Capital XXI,
8.300%, due 12/21/57(2)	2,265,000	2,013,019
Clean Harbors, Inc.,
7.625%, due 08/15/16(1)	925,000	946,969
CMP Susquehanna Corp.,
9.875%, due 05/15/14(1),(6)	60,000	27,600
Coleman Cable, Inc.,
9.875%, due 10/01/12	1,320,000	1,221,000
Community Health Systems, Inc.,
8.875%, due 07/15/15	1,535,000	1,573,375
Constellation Brands, Inc., Series B,
8.125%, due 01/15/12	615,000	615,000
8.375%, due 12/15/14	1,385,000	1,443,862
Continental Resources, Inc.,
8.250%, due 10/01/19(1)	500,000	513,750

Corrections Corp of America,
7.750%, due 06/01/17	850,000	877,625
Cott Beverages USA, Inc.,
8.000%, due 12/15/11	920,000	914,250
CPM Holdings, Inc.,
10.625%, due 09/01/14(1)	550,000	567,875
Cricket Communications, Inc.,
7.750%, due 05/15/16(1)	1,205,000	1,223,075
10.000%, due 07/15/15(1)	1,475,000	1,515,562
CSC Holdings, Inc.,
7.625%, due 07/15/18	1,800,000	1,827,000
8.500%, due 04/15/14(1)	130,000	136,500
DAE Aviation Holdings, Inc.,
11.250%, due 08/01/15(1)	1,260,000	982,800
DaVita, Inc.,
7.250%, due 03/15/15	805,500	797,445
Delta Air Lines, Inc.,
12.250%, due 03/15/15(1)	690,000	643,425
Deluxe Corp.,
5.000%, due 12/15/12	1,180,000	1,076,750
Denbury Resources, Inc.,
9.750%, due 03/01/16	625,000	664,062
Developers Diversified Realty Corp.,
5.375%, due 10/15/12	750,000	703,066
5.500%, due 05/01/15	715,000	618,915
DirecTV Holdings LLC,
7.625%, due 05/15/16	2,470,000	2,642,900
DISH DBS Corp.,
6.625%, due 10/01/14	165,000	160,462
7.125%, due 02/01/16	160,000	158,800
7.750%, due 05/31/15	2,730,000	2,784,600
Dollar General Corp.,
11.875%, due 07/15/17(5)	1,945,000	2,188,125
Domtar Corp.,
7.875%, due 10/15/11	77,000	79,599
Dycom Investments, Inc.,
8.125%, due 10/15/15	600,000	546,000
Dynegy Holdings, Inc.,
7.750%, due 06/01/19	3,525,000	3,005,062
E*Trade Financial Corp.,
7.375%, due 09/15/13	850,000	769,250
12.500%, due 11/30/17(5)	720,000	799,200
Edison Mission Energy,
7.000%, due 05/15/17	2,400,000	2,004,000
7.625%, due 05/15/27	1,000,000	715,000
El Paso Corp., GMTN,
7.750%, due 01/15/32	1,000,000	916,198
7.800%, due 08/01/31	1,950,000	1,788,382
8.250%, due 02/15/16	2,115,000	2,167,875
12.000%, due 12/12/13	510,000	581,400

Encore Acquisition Co.,
9.500%, due 05/01/16	390,000	411,450
Energy Future Holdings Corp.,
10.875%, due 11/01/17	1,950,000	1,472,250
Esterline Technologies Corp.,
6.625%, due 03/01/17	1,385,000	1,329,600
Exopack Holding, Inc.,
11.250%, due 02/01/14	1,230,000	1,214,625
Ferrell Gas Partners-LP,
6.750%, due 05/01/14(1)	1,480,000	1,407,850
9.125%, due 10/01/17(1)	1,200,000	1,236,000
Ferrell Gas Partners-LP,
8.750%, due 06/15/12	2,695,000	2,721,950
FireKeepers Development Authority,
13.875%, due 05/01/15(1)	3,935,000	4,180,938
First Data Corp.,
9.875%, due 09/24/15	5,750,000	5,304,063
Ford Motor Credit Co. LLC,
7.250%, due 10/25/11	1,670,000	1,621,919
8.000%, due 12/15/16	500,000	463,883
8.700%, due 10/01/14	800,000	783,641
9.750%, due 09/15/10	860,000	878,825
9.875%, due 08/10/11	5,600,000	5,679,503
12.000%, due 05/15/15	1,100,000	1,212,119
Forest Oil Corp.,
8.500%, due 02/15/14(1)	300,000	302,250
Freedom Group, Inc.,
10.250%, due 08/01/15(1)	840,000	890,400
Freeport-McMoRan Copper & Gold, Inc.,
8.250%, due 04/01/15	985,000	1,047,794
8.375%, due 04/01/17	1,505,000	1,600,944
Freescale Semiconductor, Inc.,
10.125%, due 12/15/16	1,125,000	748,125
Frontier Communications Corp.,
7.875%, due 01/15/27	1,050,000	958,125
9.000%, due 08/15/31	2,545,000	2,494,100
GameStop Corp./GameStop, Inc.,
8.000%, due 10/01/12	250,000	258,125
Gannett Co., Inc.,
9.375%, due 11/15/17(1)	500,000	486,250
Genworth Financial, Inc.,
6.150%, due 11/15/66(2)	300,000	192,000
Georgia-Pacific LLC,
8.250%, due 05/01/16(1)	980,000	1,016,750
8.875%, due 05/15/31	630,000	636,300
Glen Meadow Pass-Through Trust,
6.505%, due 02/12/67(1),(2)	1,015,000	690,200

GMAC, Inc.,
6.750%, due 12/01/14(1)	1,090,000	926,500
7.250%, due 03/02/11(1)	3,059,000	2,944,287
7.250%, due 03/02/11	3,210,000	3,084,993
8.000%, due 11/01/31(1)	765,000	615,825
8.000%, due 11/01/31	1,235,000	987,333
Goodyear Tire & Rubber Co.,
10.500%, due 05/15/16	1,360,000	1,475,600
Graham Packaging Co. LP,
9.875%, due 10/15/14	2,405,000	2,471,137
Graphic Packaging International, Inc.,
9.500%, due 08/15/13	730,000	751,900
9.500%, due 06/15/17(1)	250,000	265,625
Great Atlantic & Pacific Tea Co.,
11.375%, due 08/01/15(1)	1,225,000	1,240,312
Gulfmark Offshore, Inc.,
7.750%, due 07/15/14	1,725,000	1,690,500
Harland Clarke Holdings Corp.,
6.000%, due 05/15/15(2)	1,275,000	959,437
9.500%, due 05/15/15	1,600,000	1,432,000
Harrah’s Operating Co., Inc.,
10.000%, due 12/15/18(1)	2,350,000	1,868,250
Harrahs Operating Escrow LLC,
11.250%, due 06/01/17(1)	3,170,000	3,257,175
Hartford Financial Services Group, Inc.,
8.125%, due 06/15/38(2)	685,000	609,650
HCA, Inc.,
7.875%, due 02/15/20(1)	1,500,000	1,505,625
8.500%, due 04/15/19(1)	647,000	676,115
9.125%, due 11/15/14	1,120,000	1,156,400
9.250%, due 11/15/16	1,955,000	2,020,981
9.625%, due 11/15/16(5)	2,148,014	2,233,935
Helix Energy Solutions Group, Inc.,
9.500%, due 01/15/16(1)	1,480,000	1,480,000
Hertz Corp.,
10.500%, due 01/01/16	900,000	936,000
Host Hotels & Resorts LP,
9.000%, due 05/15/17(1)	825,000	874,500
Huntsman International LLC,
5.500%, due 06/30/16(1)	600,000	510,000
ILFC E-Capital Trust I,
5.900%, due 12/21/65(1),(2)	400,000	202,000
Inergy LP/Inergy Finance Corp.,
8.250%, due 03/01/16	1,545,000	1,552,725
8.750%, due 03/01/15(1)	1,250,000	1,284,375
ING Capital Funding Trust III,
8.439%, due 12/31/10(2),(3)	470,000	314,900
Ingles Markets, Inc.,
8.875%, due 05/15/17	1,615,000	1,655,375

Interface, Inc.,
11.375%, due 11/01/13(1)	420,000	455,700
Iron Mountain, Inc.,
8.375%, due 08/15/21	1,350,000	1,390,500
iStar Financial, Inc.,
6.000%, due 12/15/10	1,200,000	888,000
Jabil Circuit, Inc.,
8.250%, due 03/15/18	1,500,000	1,522,500
Jacobs Entertainment, Inc.,
9.750%, due 06/15/14	1,650,000	1,503,562
JC Penney Corp., Inc.,
7.125%, due 11/15/23	600,000	552,000
K Hovnanian Enterprises, Inc.,
6.500%, due 01/15/14	525,000	409,500
11.500%, due 05/01/13	520,000	548,600
KB Home,
5.750%, due 02/01/14	155,000	148,800
5.875%, due 01/15/15	320,000	301,600
6.250%, due 06/15/15	670,000	639,850
Key Energy Services, Inc.,
8.375%, due 12/01/14	1,250,000	1,187,500
L-3 Communications Corp.,
5.875%, due 01/15/15	1,260,000	1,253,700
Series B,
6.375%, due 10/15/15	490,000	494,900
Land O’ Lakes, Inc.,
8.750%, due 11/15/11	225,000	226,125
Land O’Lakes Capital Trust I,
7.450%, due 03/15/28(1)	1,250,000	1,087,500
Lennar Corp., Series B,
5.125%, due 10/01/10	340,000	339,150
Levi Strauss & Co.,
9.750%, due 01/15/15	1,210,000	1,258,400
Liberty Mutual Group, Inc.,
7.800%, due 03/15/37(1)	600,000	456,000
10.750%, due 06/15/58(1),(2)	1,325,000	1,258,750
LIN Television Corp.,
6.500%, due 05/15/13	1,850,000	1,674,250
Series B,
6.500%, due 05/15/13	350,000	306,250
Limited Brands, Inc.,
7.600%, due 07/15/37	425,000	353,441
8.500%, due 06/15/19(1)	725,000	758,445
Macy’s Retail Holdings, Inc.,
5.350%, due 03/15/12	765,000	744,639
5.900%, due 12/01/16	2,280,000	2,088,918
6.375%, due 03/15/37	450,000	354,530
Massey Energy Co.,
6.875%, due 12/15/13	750,000	723,750
Mediacom LLC,
9.125%, due 08/15/19(1)	275,000	282,562

Meritage Homes Corp.,
6.250%, due 03/15/15	275,000	255,750
7.000%, due 05/01/14	160,000	150,000
MetLife Capital Trust X,
9.250%, due 04/08/38(1),(2)	390,000	405,600
MetroPCS Wireless, Inc.,
9.250%, due 11/01/14	2,025,000	2,070,562
MGM Mirage, Inc.,
10.375%, due 05/15/14(1)	800,000	854,000
11.125%, due 11/15/17(1)	1,410,000	1,540,425
13.000%, due 11/15/13(1)	376,000	430,520
Michaels Stores, Inc.,
11.375%, due 11/01/16	750,000	701,250
Mirant Americas Generation LLC,
8.500%, due 10/01/21	2,075,000	1,805,250
9.125%, due 05/01/31	525,000	438,375
Mirant North America LLC,
7.375%, due 12/31/13	480,000	477,600
Mobile Mini, Inc.,
9.750%, due 08/01/14	550,000	559,625
Momentive Performance Materials, Inc.,
9.750%, due 12/01/14	270,000	209,250
10.125%, due 12/01/14(5)	71,759	52,025
12.500%, due 06/15/14(1)	300,000	310,500
Nalco Co.,
8.875%, due 11/15/13	800,000	822,000
NB Capital Trust II,
7.830%, due 12/15/26	1,450,000	1,384,750
Neiman Marcus Group, Inc.,
9.000%, due 10/15/15(5)	779,023	666,065
10.375%, due 10/15/15	375,000	320,625
Newfield Exploration Co.,
7.125%, due 05/15/18	1,543,000	1,539,143
NewPage Corp.,
11.375%, due 12/31/14(1)	935,000	918,638
Nexstar Broadcasting, Inc.,
7.000%, due 01/15/14(1),(5)	185	92
Nextel Communications, Inc.,
Series E,
6.875%, due 10/31/13	750,000	695,625
Series D,
7.375%, due 08/01/15	1,680,000	1,507,800
Nielsen Finance LLC,
0.000%, due 08/01/16(4)	1,720,000	1,354,500
11.625%, due 02/01/14(1)	250,000	263,750
Nisource Finance Corp.,
6.800%, due 01/15/19	900,000	921,434
North American Energy Alliance LLC,
10.875%, due 06/01/16(1)	815,000	839,450
NRG Energy, Inc.,
7.375%, due 02/01/16	1,685,000	1,630,238
8.500%, due 06/15/19	235,000	235,294

Owens-Brockway Glass Container, Inc.,
7.375%, due 05/15/16	275,000	279,125
Peabody Energy Corp., Series B,
6.875%, due 03/15/13	650,000	656,500
Peninsula Gaming LLC,
8.375%, due 08/15/15(1)	350,000	350,000
10.750%, due 08/15/17(1)	400,000	402,000
PetroHawk Energy Corp.,
7.875%, due 06/01/15	900,000	886,500
10.500%, due 08/01/14(1)	1,470,000	1,580,250
Pinnacle Entertainment, Inc.,
8.625%, due 08/01/17(1)	300,000	301,500
Pinnacle Foods Finance LLC,
10.625%, due 04/01/17	610,000	622,963
Plains Exploration & Production Co.,
7.625%, due 06/01/18	1,028,000	1,007,440
10.000%, due 03/01/16	1,520,000	1,637,800
PLY Gem Industries, Inc.,
11.750%, due 06/15/13	310,000	272,800
Pokagon Gaming Authority,
10.375%, due 06/15/14(1)	652,000	678,080
Prospect Medical Holdings, Inc.,
12.750%, due 07/15/14(1)	350,000	355,250
Quiksilver, Inc.,
6.875%, due 04/15/15	540,000	403,650
QVC, Inc.,
7.500%, due 10/01/19(1)	800,000	801,000
Qwest Capital Funding, Inc.,
7.750%, due 02/15/31	2,250,000	1,794,375
Qwest Communications International, Inc., Series B,
7.500%, due 02/15/14	1,715,000	1,693,562
Qwest Corp.,
8.375%, due 05/01/16(1)	1,000,000	1,035,000
Range Resources Corp.,
8.000%, due 05/15/19	290,000	297,250
RBS Global, Inc. / Rexnord LLC,
9.500%, due 08/01/14	490,000	475,300
Realogy Corp.,
10.500%, due 04/15/14	850,000	616,250
12.375%, due 04/15/15	495,000	273,488
Residential Capital LLC,
8.375%, due 06/30/10	280,000	208,600
9.625%, due 05/15/15	555,000	424,575
RITE AID Corp.,
9.500%, due 06/15/17	875,000	708,750
10.375%, due 07/15/16	1,075,000	1,061,563
River Rock Entertainment Authority,
9.750%, due 11/01/11	860,000	791,200

RRI Energy, Inc.,
6.750%, due 12/15/14	1,402,000	1,440,555
Sally Holdings LLC,
10.500%, due 11/15/16	495,000	516,038
Sanmina-SCI Corp.,
8.125%, due 03/01/16	2,135,000	1,996,225
Sealy Mattress Co.,
10.875%, due 04/15/16(1)	540,000	595,350
Sheridan Group, Inc.,
10.250%, due 08/15/11	540,000	453,600
Shingle Springs Tribal Gaming Authority,
9.375%, due 06/15/15(1)	610,000	439,200
Sinclair Broadcast Group, Inc.,
8.000%, due 03/15/12	1,475,000	1,305,375
Smithfield Foods, Inc.,
7.000%, due 08/01/11	760,000	729,600
10.000%, due 07/15/14(1)	400,000	420,000
Southwestern Energy Co.,
7.500%, due 02/01/18	300,000	303,000
Spirit Aerosystems, Inc.,
7.500%, due 10/01/17(1)	550,000	547,250
Sprint Capital Corp.,
7.625%, due 01/30/11	500,000	511,875
8.375%, due 03/15/12	2,810,000	2,901,325
8.750%, due 03/15/32	1,485,000	1,403,325
Sprint Nextel Corp.,
6.000%, due 12/01/16	1,000,000	892,500
8.375%, due 08/15/17	1,150,000	1,144,250
SPX Corp.,
7.625%, due 12/15/14	950,000	957,125
Standard Pacific Corp.,
9.250%, due 04/15/12	260,000	241,800
Standard Pacific Escrow LLC,
10.750%, due 09/15/16(1)	450,000	443,250
Sungard Data Systems, Inc.,
10.250%, due 08/15/15	3,115,000	3,177,300
10.625%, due 05/15/15(1)	397,000	420,820
SUPERVALU, Inc.,
8.000%, due 05/01/16	1,390,000	1,438,650
Tenneco, Inc., Series B,
10.250%, due 07/15/13	345,000	358,800
Terremark Worldwide, Inc.,
12.000%, due 06/15/17(1)	380,000	414,200
Tesoro Corp.,
9.750%, due 06/01/19	180,000	187,200
Texas Competitive Electric Holdings Co. LLC, Series A,
10.250%, due 11/01/15	2,825,000	2,034,000
Texas Industries, Inc.,
7.250%, due 07/15/13	620,000	595,200

Toll Brothers Finance Corp.,
8.910%, due 10/15/17	470,000	533,051
TransDigm, Inc.,
7.750%, due 07/15/14(1)	305,000	301,950
Tropicana Entertainment LLC,
9.625%, due 12/15/14(7)	1,250,000	781
TRW Automotive, Inc.,
7.000%, due 03/15/14(1)	610,000	555,100
Tube City IMS Corp.,
9.750%, due 02/01/15	3,650,000	2,956,500
Tunica-Biloxi Gaming Authority,
9.000%, due 11/15/15(1)	1,450,000	1,305,000
Tyson Foods, Inc.,
10.500%, due 03/01/14	490,000	554,925
Umbrella Acquisition, Inc.,
9.750%, due 03/15/15(1),(5)	1,999,750	1,539,807
Unisys Corp.,
12.750%, due 10/15/14(1)	1,175,000	1,245,500
United Rentals North America, Inc.,
7.750%, due 11/15/13	1,025,000	922,500
Universal Hospital Services, Inc.,
8.500%, due 06/01/15(5)	1,625,000	1,592,500
US Concrete, Inc.,
8.375%, due 04/01/14	1,685,000	1,095,250
US Oncology, Inc.,
9.125%, due 08/15/17(1)	550,000	578,875
Vanguard Health Holding Co. II LLC,
9.000%, due 10/01/14	2,145,000	2,187,900
Verso Paper Holdings LLC,
9.125%, due 08/01/14	305,000	225,700
11.500%, due 07/01/14(1)	150,000	153,750
Vertis, Inc.,
13.500%, due 04/01/14(5),(8)	251,500	20,120
West Corp.,
9.500%, due 10/15/14	600,000	588,000
11.000%, due 10/15/16	700,000	694,750
Western Refining, Inc.,
11.250%, due 06/15/17(1)	275,000	259,875
Whiting Petroleum Corp.,
7.000%, due 02/01/14	450,000	444,375
Windstream Corp.,
8.625%, due 08/01/16	1,765,000	1,804,712
WMG Acquisition Corp.,
9.500%, due 06/15/16(1)	1,595,000	1,682,725
Xerox Capital Trust I,
8.000%, due 02/01/27	460,000	449,650
Yankee Acquisition Corp., Series B,
8.500%, due 02/15/15	1,145,000	1,076,300
9.750%, due 02/15/17	980,000	899,150

Yonkers Racing Corp.,
11.375%, due 07/15/16(1)	500,000	520,000
Zions Bancorp.,
5.500%, due 11/16/15	850,000	653,018

Total United States corporate bonds		302,998,762

Total corporate bonds (cost $305,229,733)		330,895,981

Asset-backed securities—0.60%
United States—0.60%
Ameriquest Mortgage Securities, Inc.,
Series 2005-R6, Class A2,
0.446%, due 08/25/35(2)	566,693	475,345
Asset Backed Funding Certificates ,
Series 2006-OPT3, Class A3A,
0.306%, due 11/25/36(2)	191,154	186,890
Citibank Credit Card Issuance Trust,
Series 2006-C4, Class C4,
0.474%, due 01/09/12(2)	400,000	395,984
Countrywide Asset-Backed Certificates,
Series 2006-18, Class 2A1,
0.296%, due 03/25/37(2)	466,088	461,476
Series 2006-20, Class 2A1,
0.296%, due 04/25/47(2)	231,363	221,236
Residential Asset Mortgage Products, Inc.,
Series 2006-RZ5, Class A1B,
0.346%, due 04/25/30(2)	381,254	368,476

Total asset-backed securities (cost $2,002,509)		2,109,407

Commercial mortgage-backed security—0.07%
United States—0.07%
GS Mortgage Securities Corp. II,
Series 2007-GG10, Class C,
5.999%, due 08/10/45(2)
(cost $157,500)	875,000	237,568

Total bonds (cost $307,389,742)		333,242,956

	Shares
Common stocks—0.00%(9)
United States—0.00%(9)
Media—broadcast—0.00%(9)
Pegasus Communications Corp., Class A*	1	189
Xanadoo Co., Class A*	23	6,900
Printing & publishing—0.00%
Vertis Holdings, Inc.*(6),(8)	12,614	0

Total common stocks (cost $86,272)		7,089

Preferred stock—0.00%(9)
United States—0.00%(9)
CMP Susquehanna Radio Holdings Corp.,
Series A, 0.000%(2),(3),(6),(8),(10)
(cost $162)	13,993	140

	Number of warrants
Warrants—0.00%(9)
United States—0.00%(9)
CNB Capital Trust I, strike @ $0.01, expires 03/26/19*(6),(8)	15,990	160
Pliant Corp., strike @ $0.01, expires 06/01/10*(6),(8)	5	0

Total Warrants (cost $162)		160

	Units
Short-term investment—5.04%
Investment company—5.04%
UBS Cash Management Prime Relationship Fund, 0.204%(11),(12)
(cost $17,741,850)	17,741,850	17,741,850

Total investments—99.75% (cost $325,218,188)		350,992,195
Cash and other assets, less liabilities—0.25%		866,709

Net assets—100.00%		$351,858,904

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $325,218,188; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$31,317,947
Gross unrealized depreciation	(5,543,940)

Net unrealized appreciation of investments	$25,774,007

*	Non-income producing security.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the value of these securities amounted to $87,145,925 or 24.77% of net assets.

(2)	Floating rate security. The interest rates shown are the current rates as of September 30, 2009.
(3)	Perpetual bond security. The maturity date reflects the next call date.
(4)	Step bond. Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2009. Maturity date disclosed is the ultimate maturity date.
(5)	PIK – Payment-in kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.
(6)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2009, the value of these securities amounted to $27,900 or 0.01% of net assets.
(7)	Security is in default.
(8)	Security is illiquid. At September 30, 2009, the value of these securities amounted to $20,420 or 0.01% of net assets.
(9)	Amount represents less than 0.005%.
(10)

Security exempt from registration under Rule 144A of the securities Act of 1933. This security, which represents 0.00% of net assets as of September 30, 2009, is considered illiquid and restricted. (See restricted security table below for more information.)

Restricted security	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net assets		09/30/09 Market value	09/30/09 Market value as a percentage of net assets
CMP Susquehanna Radio Holdings Corp., Series A, 0.000%	03/30/09	$162	0.00	%(a)	$140	0.00	%(a)

(a)	Amount represents less than 0.005%.
(11)	Investment in affiliated mutual fund.
(12)	The rate shown reflects the yield at September 30, 2009.

GMAC	General Motors Acceptance Corp.
GMTN	Global medium term note
GS	Goldman Sachs
MTN	Medium term note

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments:

Measurements at 09/30/09

Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$7,089	$—	$—	$7,089
Corporate bonds	—	330,848,261	47,720	330,895,981
Asset-backed securities	—	2,109,407	—	2,109,407
Commercial mortgage-backed security	—	237,568	—	237,568
Preferred stock	—	—	140	140
Warrants	—	—	160	160
Short-term investment	—	17,741,850	—	17,741,850

Total	$7,089	$350,937,086	$48,020	$350,992,195

Level 3 Rollforward Table

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Corporate bonds	Preferred stocks	Warrants	Total
Assets
Beginning balance	$15,500	$—	$—	$15,500
Total gains or losses (realized/unrealized) included in earnings(a)	(9,951)	—	—	(9,951)
Purchases, sales, issuances, and settlements (net)	14,571	—	—	14,571
Transfers in and/or out of Level 3	27,600	160	140	27,900

Ending balance	$47,720	$160	$140	$48,020

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 09/30/09.	$(374,287)	$(22)	$(2)	$(374,311)

(a)	Does not include unrealized losses of $427,354 related to transferred assets, presented at their end of period values.

UBS Opportunistic Emerging Markets Debt Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2009

Bonds
Corporate bonds
Commercial banks	6.21%
Diversified financial services	8.05
Electric utilities	14.98
Real estate investment trusts (REITs)	9.09

Total corporate bonds	38.33
Non US-government obligations	49.73

Total bonds	88.06
Short-term investment	10.20

Total investments	98.26
Cash and other assets, less liabilities	1.74

Net assets	100.00%

UBS Opportunistic Emerging Markets Debt Relationship Fund – Portfolio of Investments

September 30, 2009 (unaudited)

Security description	Face amount		Value
Bonds—88.06%
Corporate bonds—38.33%
Indonesia—14.98%
Majapahit Holding BV,
7.750%, due 10/17/16(1)		$2,000,000	$2,110,000
7.875%, due 06/29/37(1)		900,000	904,500

Total Indonesia corporate bonds			3,014,500

Malaysia—9.09%
Johor Corp.,
1.000%, due 07/31/12(2)	MYR	5,600,000	1,828,373

Russia—3.22%
VTB Capital SA,
6.250%, due 06/30/35(1)		$690,000	646,875

South Korea—2.99%
Export-Import Bank of Korea,
5.500%, due 10/17/12		570,000	601,269

United Arab Emirates—8.05%
TDIC Finance Ltd., MTN,
6.500%, due 07/02/14(1)		1,500,000	1,620,000

Total corporate bonds (cost $6,547,109)			7,711,017

Non-US government obligations—49.73%
Argentina—0.98%
Argentina Prestamos Garantizadad,
4.000%, due 04/15/10(3)	ARS	1,800,000	196,721

Brazil—17.12%
Federal Republic of Brazil,
Series NTNF
10.000%, due 01/01/13	BRL	1,700,000	931,565
Notas do Tesouro Nacional,
Series B
6.000%, due 05/15/45		2,450,000	2,513,159

			3,444,724

Hungary—1.87%
Hungary Government Bond,
6.500%, due 06/24/19	HUF	75,000,000	375,102

Indonesia—1.97%
Republic of Indonesia,
10.750%, due 05/15/16	IDR	3,600,000,000	396,689

Poland—5.11%
Poland Government Bond,
5.750%, due 04/25/14	PLN	2,950,000	1,028,558

Russia—3.13%
Russian Federation,
7.500%, due 03/31/30(1),(4)		$576,000	628,560

Turkey—9.53%
Republic of Turkey,
12.000%, due 08/14/13	TRY	2,274,470	1,917,360

Venezuela—10.02%
Republic of Venezuela,
5.375%, due 08/07/10(1)		$400,000	389,000
5.750%, due 02/26/16(1)		795,000	588,300
7.650%, due 04/21/25		200,000	133,500
9.250%, due 05/07/28(1)		1,190,000	905,590

			2,016,390

Total non US-government obligations (cost $8,608,866)			10,004,104

Total bonds (cost $15,155,975)			17,715,121

	Units
Short-term investment—10.20%
Investment company—10.20%
UBS Cash Management Prime Relationship Fund, 0.204%(5),(6) (cost $2,052,462)		2,052,462	2,052,462

Total investments—98.26% (cost $17,208,437)			19,767,583
Cash and other assets, less liabilities—1.74%			350,638

Net assets—100.00%			$20,118,221

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $17,208,437; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$3,149,325
Gross unrealized depreciation	(590,179)

Net unrealized appreciation of investments	$2,559,146

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2009, the value of this security amounted to $7,792,825 or 38.74% of net assets.
(2)	Security is illiquid. At September 30, 2009, the value of this security amounted to $1,828,373 or 9.09% of net assets.
(3)	Floating rate security. The interest rates shown are the current rates as of September 30, 2009.
(4)	Step bond. Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2009. Maturity date disclosed is the ultimate maturity date.
(5)	Investment in affiliated mutual fund.
(6)	The rate shown reflects the yield at September 30, 2009.

MTN	Medium term note

Currency type abbreviations:

ARS	Argentine Peso
BRL	Brazilian Real
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MYR	Malaysian Ringgit
PLN	Polish Zloty
TRY	Turkish Lira

Forward foreign currency contracts

UBS Opportunistic Emerging Markets Debt Relationship Fund had the following open forward foreign currency contracts as of September 30, 2009:

	Contracts to deliver	In exchange for		Maturity dates	Unrealized appreciation/ (depreciation)
Brazilian Real	10,106,450	USD	5,273,891	12/04/09	$(369,411)
Chile Peso	230,000,000	USD	422,911	12/04/09	2,243
Euro	248,747	HUF	68,500,000	12/04/09	4,105
Euro	2,060,000	USD	2,947,146	11/27/09	(67,356)
Hungarian Forint	215,000,000	EUR	780,739	12/04/09	(12,886)
Hungarian Forint	71,300,000	USD	368,437	12/04/09	(14,717)
Malaysian Ringgit	6,150,000	USD	1,748,401	12/04/09	(23,826)
Turkish Lira	3,500,000	USD	2,289,677	12/04/09	(42,746)
United States Dollar	2,336,651	BRL	4,470,000	12/04/09	159,336
United States Dollar	385,893	EUR	265,000	11/27/09	1,895
United States Dollar	1,511,007	HUF	292,410,000	12/04/09	60,354
United States Dollar	477,561	TRY	730,000	12/04/09	8,916

Net unrealized depreciation on forward foreign currency contracts					$(294,093)

Currency type abbreviations:

BRL	Brazilian Real
EUR	Euro
HUF	Hungarian Forint
TRY	Turkish Lira
USD	United States Dollar

Swap Agreements:

UBS Opportunistic Emerging Markets Debt Relationship Fund had outstanding credit default swap agreements with the following terms as of September 30, 2009.

Credit default swaps on corporate and sovereign issues - sell protection(1)

Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund		Upfront payments (made)/ received	Value	Unrealized appreciation	Credit spread(2)
Credit Suisse International	USD	2,000,000	02/20/10	—	(3)	41.5000	%(4)	$—	$359,640	$359,640	11.174%

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Credit spreads, where available, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.
(3)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Argentina 8.280% bond, due 12/31/33.
(4)	Payments received are based on the notional amount.

Currency type abbreviation:
USD	United States Dollar

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's investments:

Measurements at 09/30/09

Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$5,882,644	$1,828,373	$7,711,017
Non US-government obligations	—	10,004,104	—	10,004,104
Short-term investment	—	2,052,462	—	2,052,462
Other financial instruments(1)	—	65,547	—	65,547

Total	$—	$18,004,757	$1,828,373	$19,833,130

(1)	Other financial instruments may include open futures contracts, swap agreements, options and forward foreign currency contracts.

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Corporate bonds	Non US-government obligations	Total
Assets
Beginning balance	$2,975,873	$3,556,875	$6,532,748
Total gains or losses (realized/unrealized) included in earnings	2,665,752	(727,274)	1,938,478
Purchases, sales, issuances, and settlements (net)	(2,801,252)	(1,254,601)	(4,055,853)
Transfers in and/or out of Level 3	(1,012,000)	(1,575,000)	(2,587,000)

Ending balance	$1,828,373	$—	$1,828,373

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 09/30/09.	$2,631,302	$—	$2,631,302

UBS U.S. Bond Relationship Fund

Industry diversification (unaudited)(1)

As a percentage of net assets as of September 30, 2009

Bonds
Corporate bonds
Aerospace & defense	0.20%
Agriculture	0.15
Building materials	0.25
Capital markets	0.84
Commercial banks	0.40
Commercial services & supplies	0.19
Consumer finance	0.09
Diversified financial services	1.50
Diversified telecommunication services	0.23
Electric utilities	0.85
Food & staples retailing	0.58
Food products	0.10
Insurance	0.91
Media	0.38
Oil, gas & consumable fuels	0.52
Pharmaceuticals	0.10
Real estate investment trusts (REITs)	0.12
Road & rail	0.22
Software	0.19
Wireless telecommunication services	0.09

Total corporate bonds	7.91
Asset-backed securities	6.15
Commercial mortgage-backed securities	9.92
Mortgage & agency debt securities	36.24
Municipal bond	0.06
US government obligations	24.79

Total bonds	85.07
Investment company
UBS Corporate Bond Relationship Fund	12.52
Short-term investment	3.06

Total investments	100.65
Liabilities, in excess of cash and other assets	(0.65)

Net assets	100.00%

(1)

Figures represent the industry breakdown of direct investments of the UBS U.S. Bond Relationship Fund. Figures would be different if a breakdown of the underlying investment company’s industry diversification was included.

UBS U.S. Bond Relationship Fund — Portfolio of investments

September 30, 2009 (unaudited)

Security description	Face amount	Value
Bonds—85.07%
Corporate bonds—7.91%
Canada—0.24%
Anadarko Finance Co., Series B,
7.500%, due 05/01/31	$10,000	$11,064
Cenovus Energy, Inc.,
4.500%, due 09/15/14(1)	65,000	66,414

Total Canada corporate bonds		77,478

France—0.08%
France Telecom SA,
4.375%, due 07/08/14	25,000	26,207

Ireland—0.12%
Iberdrola Finance Ireland Ltd.,
3.800%, due 09/11/14(1)	40,000	40,557

Luxembourg—0.25%
Holcim US Finance Sarl & Cie SCS,
6.000%, due 12/30/19(1)	80,000	80,973

Qatar—0.15%
Qtel International Finance Ltd.,
6.500%, due 06/10/14(1)	45,000	49,134

United Kingdom—0.09%
Vodafone Group PLC,
5.450%, due 06/10/19	30,000	31,237

United States—6.98%
Allied Waste North America, Inc.,
6.875%, due 06/01/17	30,000	31,685
Allstate Corp.,
7.450%, due 05/16/19	25,000	29,797
Anadarko Petroleum Corp.,
6.450%, due 09/15/36	35,000	36,137
BAE Systems Holdings, Inc.,
4.950%, due 06/01/14(1)	30,000	31,108
Bank of America Corp.,
7.625%, due 06/01/19	100,000	112,679
Browning-Ferris Industries, Inc.,
7.400%, due 09/15/35	25,000	28,670
Capital One Financial Corp.,
7.375%, due 05/23/14	25,000	27,900
Citigroup, Inc.,
6.125%, due 05/15/18	140,000	137,850
8.125%, due 07/15/39	30,000	33,582
CSX Corp.,
6.250%, due 03/15/18	50,000	54,225
CVS Caremark Corp.,
6.125%, due 09/15/39	80,000	81,378
CVS Pass-Through Trust,
6.036%, due 12/10/28	32,712	31,532
DirecTV Financing Co., Inc.,
7.625%, due 05/15/16	45,000	48,150

Dominion Resources, Inc.,
5.200%, due 08/15/19	45,000	46,724
Express Scripts, Inc.,
6.250%, due 06/15/14	30,000	32,968
FirstEnergy Solutions Corp.,
4.800%, due 02/15/15(1)	80,000	82,202
Goldman Sachs Group, Inc.,
6.150%, due 04/01/18	140,000	147,268
International Lease Finance Corp., MTN,
6.625%, due 11/15/13	25,000	19,823
Jersey Central Power & Light Co.,
7.350%, due 02/01/19	25,000	29,519
JPMorgan Chase & Co.,
6.300%, due 04/23/19	135,000	147,383
Kellogg Co.,
4.450%, due 05/30/16	30,000	31,376
Lehman Brothers Holdings, Inc., MTN,
6.750%, due 12/28/17(2)	55,000	5
6.875%, due 05/02/18(2)	30,000	5,325
Microsoft Corp.,
5.200%, due 06/01/39	30,000	30,686
Morgan Stanley, MTN,
6.625%, due 04/01/18	115,000	121,604
News America, Inc.,
6.200%, due 12/15/34	10,000	9,839
6.900%, due 08/15/39(1)	30,000	31,937
Nisource Finance Corp.,
10.750%, due 03/15/16	65,000	76,421
Norfolk Southern Corp.,
5.900%, due 06/15/19	15,000	16,676
Northrop Grumman Systems Corp.,
7.875%, due 03/01/26	25,000	31,774
Oncor Electric Delivery Co.,
6.800%, due 09/01/18	40,000	46,025
Oneok, Inc.,
6.000%, due 06/15/35	30,000	29,614
Oracle Corp.,
6.125%, due 07/08/39	30,000	33,780
Pacific Life Insurance Co.,
9.250%, due 06/15/39(1)	75,000	85,999
Pemex Project Funding Master Trust,
5.750%, due 03/01/18	25,000	24,719
Principal Financial Group, Inc.,
8.875%, due 05/15/19	55,000	65,899
ProLogis,
5.625%, due 11/15/15	25,000	22,718
Prudential Financial, Inc., MTN,
3.625%, due 09/17/12	80,000	80,494
5.400%, due 06/13/35	45,000	37,535
Reynolds American, Inc.,
6.750%, due 06/15/17	15,000	15,593
7.625%, due 06/01/16	30,000	32,101

Safeway, Inc.,
5.000%, due 08/15/19	75,000	76,694
Simon Property Group LP,
5.375%, due 06/01/11	15,000	15,457
Time Warner Cable, Inc.,
6.550%, due 05/01/37	30,000	31,877
Wachovia Capital Trust III,
5.800%, due 03/15/11(3),(4)	45,000	31,050
Wachovia Corp., MTN,
5.750%, due 02/01/18	95,000	100,544
Washington Mutual Preferred Funding LLC,
9.750%, due 12/15/17(2),(3),(4),(5),(6)	100,000	1,000

Total United States corporate bonds		2,277,322

Total corporate bonds (cost $2,626,825)		2,582,908

Asset-backed securities—6.15%
United States—6.15%
American Express Credit Account Master Trust,
Series 2006-1, Class C,
0.523%, due 12/15/13(1),(3)	250,000	239,893
Asset Backed Funding Certificates ,
Series 2006-OPT3, Class A3A,
0.306%, due 11/25/36(3)	31,166	30,471
Capital One Multi-Asset Execution Trust,
Series 2003-B5, Class B5,
4.790%, due 08/15/13	100,000	102,227
Series 2008-A3, Class A3,
5.050%, due 02/15/16	150,000	161,795
Chase Issuance Trust,
Series 2009-A3, Class A3,
2.400%, due 06/17/13	200,000	203,284
Citibank Credit Card Issuance Trust,
Series 2006-C4, Class C4,
0.474%, due 01/09/12(3)	75,000	74,247
Series 2004-C1, Class C1,
0.893%, due 07/15/13(3)	100,000	95,385
Series 2006-C2, Class C2,
5.700%, due 05/15/13	50,000	51,218
Countrywide Asset-Backed Certificates,
Series 2004-SD1, Class A1,
0.586%, due 06/25/33(1),(3)	110,716	79,543
Harley-Davidson Motorcycle Trust,
Series 2007-3, Class B,
6.040%, due 08/15/14	400,000	366,113
MBNA Credit Card Master Note Trust,
Series 2006-B1, Class B1,
0.463%, due 07/15/15(3)	110,000	100,987
Series 2004-B1, Class B1,
4.450%, due 08/15/16	150,000	145,479
Series 2002-C1, Class C1,
6.800%, due 07/15/14	150,000	156,600

MBNA Master Credit Card Trust,
Series 2001-C, Class C,
7.100%, due 09/15/13(1)	175,000	180,744
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-A, Class A1,
1.346%, due 10/25/27(3)	13,106	12,524
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-SL1, Class A,
0.426%, due 09/25/36(3)	33,278	7,321

Total asset-backed securities (cost $1,948,688)		2,007,831

Commercial mortgage-backed securities—9.92%
United States—9.92%
Banc of America Commercial Mortgage, Inc.,
Series 2006-6, Class A2,
5.309%, due 10/10/45	200,000	199,924
Series 2006-6, Class A4,
5.356%, due 10/10/45	150,000	127,686
Series 2007-3, Class A2,
5.837%, due 06/10/49(3)	225,000	224,815
Series 2007-4, Class A4,
5.935%, due 02/10/51(3)	100,000	88,878
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR7, Class A2,
4.945%, due 02/11/41	184,335	188,957
Series 2006-PW12, Class A4,
5.903%, due 09/11/38(3)	100,000	97,084
Series 2000-WF2, Class A2,
7.320%, due 10/15/32	141,660	145,590
Citigroup Commercial Mortgage Trust,
Series 2006-C5, Class A4,
5.431%, due 10/15/49	175,000	158,151
Series 2007-C6, Class AM,
5.888%, due 12/10/49(3)	400,000	285,624
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD2, Class A4,
5.545%, due 01/15/46(3)	150,000	139,732
Commercial Mortgage Pass Through Certificates,
Series 2006-CN2A, Class A2FX,
5.449%, due 02/05/19(1)	125,000	122,456
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4,
5.444%, due 03/10/39	175,000	155,087
GS Mortgage Securities Corp. II,
Series 2006-GG8, Class A2,
5.479%, due 11/10/39	80,000	79,633
Series 2007-GG10, Class A2,
5.778%, due 08/10/45	125,000	125,392
Series 2007-GG10, Class A4,
5.999%, due 08/10/45(3)	655,000	541,336
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP7, Class A4,
6.065%, due 04/15/45(3)	150,000	139,495

Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-3, Class B,
5.525%, due 07/12/46	125,000	35,603
Salomon Brothers Mortgage Securities VII, Inc.,
Series 2000-C1, Class A2,
7.520%, due 12/18/09	63,600	63,754
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C23, Class A4,
5.418%, due 01/15/45(3)	100,000	91,040
Series 2006-C23, Class AM,
5.466%, due 01/15/45(3)	175,000	129,471
Series 2006-C27, Class A2,
5.624%, due 07/15/45	100,000	100,388

Total commercial mortgage-backed securities (cost $2,982,824)		3,240,096

Mortgage & agency debt securities—36.24%
United States—36.24%
Banc of America Funding Corp.,
Series 2006-H, Class B1,
5.931%, due 09/20/46(3)	839,326	17,794
Citicorp Mortgage Securities, Inc.,
Series 1994-3, Class A13,
6.500%, due 02/25/24	72,961	72,723
Federal Home Loan Bank,
1.750%, due 08/22/12	270,000	270,836
5.000%, due 11/17/17	205,000	223,948
Federal Home Loan Mortgage Corp. Gold Pools,†
#G08353, 4.500%, due 07/01/39	149,360	151,304
#A82849, 5.000%, due 11/01/38	442,645	458,062
#B15816, 5.500%, due 07/01/19	224,442	240,020
#A16827, 5.500%, due 12/01/33	149,522	157,356
#G04121, 5.500%, due 04/01/38	240,531	252,119
#G04458, 5.500%, due 06/01/38	148,864	156,028
#G04567, 5.500%, due 07/01/38	194,724	204,094
#G01717, 6.500%, due 11/01/29	225,310	242,957
#G01449, 7.000%, due 07/01/32	209,098	230,027
#C00335, 7.500%, due 05/01/24	4,903	5,508
#D66838, 8.000%, due 09/01/25	513	581
Federal National Mortgage Association,†
1.875%, due 04/20/12	635,000	643,582
2.875%, due 12/11/13	285,000	290,380
3.000%, due 09/16/14	350,000	355,778
5.000%, TBA	190,000	196,234
5.250%, due 08/01/12	45,000	48,093
5.500%, TBA	1,225,000	1,281,274
Federal National Mortgage Association Pools,†
#AA0837, 4.500%, due 01/01/39	290,985	295,167
#AA4319, 4.500%, due 04/01/39	350,716	355,721

#745336, 5.000%, due 03/01/36	306,471	317,689
#990279, 5.000%, due 10/01/38	904,718	935,946
#AA0834, 5.000%, due 01/01/39	296,012	306,230
#930759, 5.000%, due 03/01/39	385,238	398,536
#244450, 5.500%, due 11/01/23	44,135	46,727
#688066, 5.500%, due 03/01/33	202,856	214,710
#888016, 5.500%, due 05/01/36	520,337	546,463
#991434, 5.500%, due 12/01/38	459,423	481,270
#AC1466, 5.500%, due 08/01/39	149,791	156,890
#408267, 6.000%, due 03/01/28	11,457	12,331
#323715, 6.000%, due 05/01/29	6,746	7,202
#708631, 6.000%, due 06/01/33	85,994	92,579
#900568, 6.000%, due 09/01/36	482,692	510,779
#948631, 6.000%, due 08/01/37	224,136	236,967
#933778, 6.000%, due 04/01/38	140,902	148,850
#984500, 6.000%, due 06/01/38	139,222	147,076
#619809, 7.000%, due 11/01/31	16,195	17,882
#578040, 7.500%, due 05/01/31	11,788	13,250
#124560, 8.000%, due 11/01/22	1,877	2,116
#411887, 8.000%, due 09/01/27	3,433	3,885
#7237, 9.500%, due 11/01/09	68	69
Federal National Mortgage Association Whole Loan,†
Series 1995-W3, Class A,
9.000%, due 04/25/25	561	633
Government National Mortgage Association Pools,
#701813, 4.500%, due 04/15/39	271,725	276,310
#2687, 6.000%, due 12/20/28	95,361	102,022
#2794, 6.000%, due 08/20/29	10,801	11,556
#486873, 6.500%, due 01/15/29	2,691	2,908
#781029, 6.500%, due 05/15/29	5,199	5,621

#781276, 6.500%, due 04/15/31	141,957	153,471
#780204, 7.000%, due 07/15/25	5,360	5,900
#421828, 7.000%, due 04/15/26	12,684	13,968
#2796, 7.000%, due 08/20/29	427,764	468,667
WaMu Mortgage Pass-Through Certificates,
Series 2007-HY7, Class LB1,
5.774%, due 07/25/37(3)	423,392	42,095

Total mortgage & agency debt securities (cost $12,674,598)		11,830,184

Municipal bond—0.06%
New Jersey State Turnpike Authority Revenue Bonds, Class F,
7.414%, due 01/01/40
(cost $17,498)	15,000	18,558

US government obligations—24.79%
US Treasury Bond,
4.250%, due 05/15/39	300,000	310,359
US Treasury Inflation Indexed Note (TIPS),
1.375%, due 07/15/18	325,000	321,319
US Treasury Notes,
0.875%, due 05/31/11	190,000	190,453
1.000%, due 09/30/11	2,660,000	2,662,078
2.375%, due 08/31/14	3,855,000	3,869,456
3.625%, due 08/15/19	720,000	739,012

Total US government obligations (cost $8,037,367)		8,092,677

Total bonds (cost $28,287,800)		27,772,254

	Units
Investment company—12.52%
UBS Corporate Bond Relationship Fund*(7) (cost $3,457,708)	319,561	4,086,962

Short-term investment—3.06%
Investment company—3.06%
UBS Cash Management Prime
Relationship Fund, 0.204%(7),(8) (cost $997,969)	997,969	997,969

Total investments—100.65% (cost $32,743,477)		32,857,185
Liabilities, in excess of cash and other assets— (0.65%)		(210,877)

Net assets—100.00%		$32,646,308

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $32,743,477; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$1,646,836
Gross unrealized depreciation	(1,533,128)

Net unrealized appreciation of investments	$113,708

†	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
*	Non-income producing security.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the value of these securities amounted to $1,090,960 or 3.34% of net assets.
(2)	Security is in default.
(3)	Floating rate security. The interest rates shown are the current rates as of September 30, 2009.
(4)	Perpetual bond security. The maturity date reflects the next call date.
(5)	Security is illiquid. At September 30, 2009, these securities amounted to $1,000 or 0.00% of net assets.
(6)	Security exempt from registration under Rule 144A of the securities Act of 1933. This security, which represents 0.00% of net assets as of September 30, 2009, is considered illiquid and restricted. (See restricted security table below for more information.)

Restricted security	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net assets	09/30/09 Market value	09/30/09 Market value as a percentage of net assets
Washington Mutual Preferred Funding LLC,
9.750%, due 12/15/17	11/02/07	$93,500	0.29%	$1,000	0.00	%(a)

(a)	Amount represents less than 0.005%.

(7)	Investment in affiliated mutual fund.
(8)	The rate shown reflects the yield at September 30, 2009.

GS	Goldman Sachs
MTN	Medium term note
TBA	(To be announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement, when the specific mortgage pools are assigned.
TIPS	Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury security of the same maturity.

Futures contracts

UBS U.S. Bond Relationship Fund had the following open futures contracts as of September 30, 2009:

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US treasury futures buy contracts:
US Long Bond, 5 contracts (USD)	December 2009	$607,977	$606,875	$(1,102)
10 Year US Treasury Notes, 40 contracts (USD)	December 2009	4,661,939	4,733,125	71,186
US treasury futures sell contracts:
5 Year US Treasury Notes, 71 contracts (USD)	December 2009	(8,157,191)	(8,242,657)	(85,466)

Net unrealized depreciation on futures contracts				$(15,382)

Currency type abbreviation:
USD	United States Dollar

Swap agreements

UBS U.S. Bond Relationship Fund had outstanding interest rate swap agreements with the following terms as of September 30, 2009:

Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Upfront payment (made)/ received	Value	Unrealized appreciation/ (depreciation)
Citigroup Global Markets Ltd.	USD	6,950,000	02/28/14	—	%(1)	2.9050	%(2)	$—	$83,189	$83,189
Citigroup Global Markets Ltd.	USD	4,300,000	08/15/16	4.3400	(2)	0.4400	(3)	124,211	(366,519)	(242,308)
Credit Suisse	USD	13,200,000	01/13/10	0.5100	(3)	0.6138	(4)	—	15,106	15,106
Deutsche Bank AG	USD	13,200,000	01/13/19	0.2525	(4)	0.5100	(3)	—	31,272	31,272
Merrill Lynch International	USD	15,600,000	01/13/10	0.5100	(3)	0.6138	(4)	—	17,853	17,853
Merrill Lynch International	USD	15,600,000	01/13/19	0.2538	(4)	0.5100	(3)	—	35,296	35,296

								$124,211	$(183,803)	$(59,592)

(1)	Rate based on 3 month LIBOR (USD BBA). This is a forward starting trade and, as such, a floating rate has not yet been assigned as of September 30, 2009.
(2)	Payments made or received are based on the notional amount.
(3)	Rate based on 3 month LIBOR (USD BBA).
(4)	Rate based on 1 month LIBOR (USD BBA).

BBA	British Banking Association
LIBOR	London Interbank Offered Rate

Currency type abbreviation:
USD	United States Dollar

Written option activity for the period ended September 30, 2009 for UBS U.S. Bond Relationship Fund was as follows:

	Number of contracts	Amount of premiums received
Options outstanding at December 31, 2008	62	$24,046
Options written	—	—
Options terminated in closing purchase transactions	(62)	(24,046)
Options expired prior to exercise	—	—

Options outstanding at September 30, 2009	—	$—

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments:

Measurements at 09/30/09

Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$–	$2,581,908	$1,000	$2,582,908
Asset-backed securities	–	2,007,831	–	2,007,831
Commercial mortgage-backed securities	–	3,240,096	–	3,240,096
Mortgage & agency debt securities	–	11,830,184	–	11,830,184
Municipal bond	–	18,558	–	18,558
US government obligations	–	8,092,677	–	8,092,677
Investment company	–	4,086,962	–	4,086,962
Short-term investment	–	997,969	–	997,969
Other financial instruments(1)	(15,382)	(59,593)	–	(74,975)

Total	$(15,382)	$32,796,592	$1,000	$32,782,210

(1)	Other financial instruments may include open futures contracts, swap agreements, options and forward foreign currency contracts.

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Corporate bonds	Total
Assets
Beginning balance	$–	$–
Total gains or losses (realized/unrealized) included in earnings(a)	–	–
Purchases, sales, issuances, and settlements (net)	–	–
Transfers in and/or out of Level 3	1,000	1,000

Ending balance	$1,000	$1,000

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 09/30/09.	$990	$990

(a)	Does not include unrealized gains of $990 related to transferred assets, presented at their end of period values.

UBS Cash Management Prime Relationship Fund — Portfolio of investments

September 30, 2009 (unaudited)

Security description	Face amount	Value
Short-term investments—99.99%
Certificates of deposit—15.21%
Banco Bilbao Vizcaya Argentaria,
0.305%, due 11/13/09	$7,000,000	$7,000,042
Bank of Montreal,
0.250%, due 12/11/09	7,000,000	7,000,000
Bank of Nova Scotia,
1.100%, due 05/11/10	2,000,000	2,000,000
Barclays Bank PLC,
0.320%, due 11/06/09	7,000,000	7,000,000
BNP Paribas,
0.370%, due 03/03/10	3,250,000	3,250,000
0.500%, due 11/25/09	4,000,000	4,000,000
Calyon North America, Inc.,
0.330%, due 11/02/09	7,000,000	7,000,000
Deutsche Bank AG,
0.300%, due 11/13/09	12,000,000	12,000,000
Fortis Bank SA,
0.260%, due 10/05/09	7,000,000	7,000,000
Lloyds Banking Group PLC,
0.340%, due 11/25/09	8,000,000	8,000,000
Natixis,
0.650%, due 10/09/09	6,500,000	6,500,000
Rabobank Nederland NV,
0.520%, due 12/07/09	3,500,000	3,500,000
Royal Bank of Scotland PLC,
0.310%, due 10/16/09	10,000,000	10,000,000
Svenska Handelsbanken, Inc.,
0.300%, due 11/10/09	8,000,000	8,000,000
Westpac Banking Corp.,
0.160%, due 04/15/10	1,500,000	1,500,000

Total certificates of deposit (cost $93,750,042)		93,750,042

Commercial paper—39.27%
Amsterdam Funding Corp.,
0.200%, due 10/06/09(1),(2)	8,000,000	7,999,778
0.270%, due 10/02/09(1),(2)	8,000,000	7,999,940
Atlantic Asset Securitization LLC,
0.300%, due 11/06/09(1),(2)	6,000,000	5,998,200
0.345%, due 10/07/09(1),(2)	5,000,000	4,999,712
Bank of Nova Scotia,
0.431%, due 11/17/09(1)	1,750,000	1,749,018
Barton Capital Corp.,
0.210%, due 10/06/09(1),(2)	17,000,000	16,999,504
Clipper Receivables Co. LLC,
0.210%, due 10/13/09(1),(2)	16,000,000	15,998,880
Danske Corp., Series A,
0.230%, due 10/20/09(1),(2)	10,000,000	9,998,786
0.230%, due 11/04/09(1),(2)	3,000,000	2,999,348
0.350%, due 10/09/09(1),(2)	2,500,000	2,499,806
Dexia Delaware LLC,
0.260%, due 10/01/09(1)	10,000,000	10,000,000

Eksportfinans ASA,
0.200%, due 10/14/09(1),(2)	16,000,000	15,998,844
Enterprise Funding Co. LLC,
0.300%, due 11/06/09(1),(2)	5,000,000	4,998,500
Fairway Finance LLC,
0.250%, due 12/01/09(1),(2)	9,771,000	9,766,861
ING US Funding LLC,
0.300%, due 11/13/09(1)	6,000,000	5,997,850
0.511%, due 01/08/10(1)	3,000,000	2,995,792
JPMorgan Chase Funding, Inc.,
0.190%, due 10/05/09(1),(2)	10,000,000	9,999,789
0.501%, due 11/09/09(1),(2)	3,500,000	3,498,104
Jupiter Securitization Co. LLC,
0.200%, due 10/21/09(1),(2)	10,000,000	9,998,889
Liberty Street Funding LLC,
0.070%, due 10/01/09(1),(2)	10,000,000	10,000,000
Market Street Funding LLC,
0.280%, due 11/05/09(1),(2)	2,000,000	1,999,455
0.280%, due 11/16/09(1),(2)	3,000,000	2,998,927
Nestle Capital Corp.,
0.653%, due 02/16/10(1),(2)	1,500,000	1,496,262
Rabobank USA Financial Corp.,
0.280%, due 01/25/10(1)	6,000,000	5,994,587
Ranger Funding Co. LLC,
0.300%, due 11/06/09(1),(2)	10,000,000	9,997,000
Sheffield Receivables Corp.,
0.260%, due 10/20/09(1),(2)	15,000,000	14,997,942
Thames Asset Global Securitization, Inc.,
0.210%, due 10/15/09(1),(2)	12,000,000	11,999,020
Thunder Bay Funding LLC,
0.200%, due 10/15/09(1),(2)	12,000,000	11,999,067
Windmill Funding I Corp.,
0.210%, due 10/20/09(1),(2)	10,000,000	9,998,892
Yorktown Capital LLC,
0.350%, due 10/09/09(1),(2)	10,000,000	9,999,222

Total commercial paper (cost $241,977,975)		241,977,975

US master note—2.60%
Bank of America Securities LLC,
0.250%, due 12/01/24(3) (cost $16,000,000)	16,000,000	16,000,000

Short-term corporate obligation—2.60%
HSBC USA, Inc.,
0.925%, due 10/15/09(3) (cost $16,000,000)	16,000,000	16,000,000

Mortgage & agency debt securities—5.42%
Federal Home Loan Bank,
0.470%, due 01/12/10(3)	14,000,000	14,012,738
0.500%, due 10/15/10	2,675,000	2,674,822
0.750%, due 09/30/10	5,000,000	5,012,149
Federal Home Loan Mortgage Corp., †
0.560%, due 01/08/10(3)	10,000,000	10,000,000
Federal National Mortgage Association, †
2.875%, due 10/12/10	1,650,000	1,690,143

Total mortgage and agency debt securities (cost $33,389,852)		33,389,852

US government agency obligations—6.00%
Federal Home Loan Mortgage Corp.
Discount Notes,
0.270%, due 12/01/09†(1)	12,000,000	11,994,510
Federal National Mortgage Association
Discount Notes,
0.268%, due 11/16/09†(1)	25,000,000	24,991,439

Total US government agency obligations (cost $36,985,949)		36,985,949

US government obligations—5.15%
US Treasury Bills,
0.235%, due 11/19/09	20,000,000	19,993,603
0.498%, due 07/29/10	6,500,000	6,473,052
US Treasury Notes,
2.000%, due 02/28/10	5,250,000	5,288,183

Total US government obligations (cost $31,754,838)		31,754,838

Repurchase agreements—23.74%
Repurchase Agreement dated 09/30/09 with Deutsche Bank, 0.060%, due 10/01/09 collateralized by $46,203,000, various Government Agencies, 4.000% to 5.000%, due 10/14/11 to 10/30/12; (value - $47,226,854); proceeds: $46,300,077	46,300,000	46,300,000
Repurchase Agreement dated 09/30/09 with Barclay’s Capital, Inc., 0.020%, due 10/01/09 collateralized by $101,975,000 Federal Home Loan Bank obligations, 0.750%, due 03/18/11; (value - $102,000,494); proceeds: $100,000,056	100,000,000	100,000,000

(cost $146,300,000)		146,300,000

Total investments—99.99% (cost $616,158,656)(4)		616,158,656
Cash and other assets, less liabilities—0.01%		69,906

Net assets—100.00%		$616,228,562

Notes to portfolio of investments

†	On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by these organizations.
(1)	Interest rates shown are the discount rate at date of purchase.
(2)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the value of these securities amounted to $215,240,728, or 34.93% of net assets.
(3)	Variable rate securities — The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of September 30, 2009 and reset periodically.
(4)	Aggregate cost for federal income tax purposes was the same for book purposes.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments:

Measurements at 09/30/09
Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$93,750,042	$—	$93,750,042
Commercial paper	—	241,977,975	—	241,977,975
US master note	—	16,000,000	—	16,000,000
Short-term corporate obligations	—	16,000,000	—	16,000,000
Mortgage & agency debt securities	—	33,389,852	—	33,389,852
US government agency obligations	—	36,985,949	—	36,985,949
US government obligations	—	31,754,838	—	31,754,838
Repurchase agreements	—	146,300,000	—	146,300,000

Total	$—	$616,158,656	$—	$616,158,656

UBS U. S. Treasury Inflation Protected Securities Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2009

Bonds
US government obligations	97.61%

Total bonds	97.61
Short-term investment	0.47

Total investments	98.08
Cash and other assets, less liabilities	1.92

Net assets	100.00%

UBS U. S. Treasury Inflation Protected Securities Relationship Fund — Portfolio of investments

September 30, 2009 (unaudited)

Security description	Face amount	Value
Bonds—97.61%
US government obligations—97.61%
US Treasury Bond,
4.250%, due 05/15/39	$100,000	$103,453
US Treasury Inflation Indexed Bonds (TIPS),
2.000%, due 01/15/26	700,000	757,852
2.500%, due 01/15/29	2,700,000	2,910,450
3.375%, due 04/15/32	185,000	277,127
US Treasury Inflation Indexed Notes (TIPS),
1.250%, due 04/15/14	1,000,000	1,015,938
1.375%, due 07/15/18	2,300,000	2,273,949
1.625%, due 01/15/15	1,000,000	1,148,967
1.875%, due 07/15/13	1,200,000	1,453,632
2.375%, due 04/15/11	1,200,000	1,340,604
2.500%, due 07/15/16	1,200,000	1,371,593
3.000%, due 07/15/12	1,550,000	1,973,672

Total bonds/US government obligations (cost $14,185,079)		14,627,237

	Units
Short-term investment—0.47%
Investment company—0.47%
UBS Cash Management Prime Relationship Fund, 0.204%(1),(2) (cost $71,010)	71,010	71,010
Investment company—3.06%

Total investments—98.08% (cost $14,256,089)		14,698,247
Cash and other assets, less liabilities—1.92%		287,128

Net assets—100.00%		$14,985,375

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $14,256,089; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$471,573
Gross unrealized depreciation	(29,415)

Net unrealized appreciation of investments	$442,158

(1)	Investment in affiliated mutual fund.
(2)	The rate shown reflects the yield at September 30, 2009.

TIPS	Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury security of the same maturity.

Futures contracts

UBS U.S. Treasury Inflation Protected Securities Relationship Fund had the following open futures contracts as of September 30, 2009:

	Expiration dates	Cost/ (proceeds)	Value	Unrealized depreciation
US treasury futures buy contracts:
US Long Bond, 2 contracts (USD)	December 2009	$243,191	$242,750	$(441)

US treasury futures sell contracts:
5 Year US Treasury Notes, 6 contracts (USD)	December 2009	(695,850)	(696,562)	(712)

Net unrealized depreciation on futures contracts				$(1,153)

Currency type abbreviation:

USD	United States Dollar

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments:

Measurements at 09/30/09

Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$14,627,237	$—	$14,627,237
Short-term investment	—	71,010	—	71,010
Other financial instruments(1)	(1,153)	—	—	(1,153)

Total	$(1,153)	$14,698,247	$—	$14,697,094

(1)	Other financial instruments may include open futures contracts, swap agreements, options and forward foreign currency contracts.

UBS Relationship Funds (unaudited)

1. Valuation of investments

Each Fund calculates its net asset value based on the current market value for its portfolio securities. The Funds normally obtain market values for their securities and other instruments from independent pricing sources. Independent pricing sources may use last reported sale prices, official market closing price, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities or instruments. Securities traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the market close, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Securities listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. Certain Funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a “fair value,” that value is likely to be different from the last quoted market price for the security. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor of the Funds. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular security or instrument, that security or instrument is valued at a fair value determined by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company.

Certain securities in which the Funds invest are traded in markets that close before 4:00 p.m. Eastern Time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund’s NAV. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s securities, the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. Eastern Time.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of assets and liabilities. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

US generally accepted accounting principles (“GAAP”) requires disclosure surrounding the various inputs that are used in determining the value of the Funds’ investments.

These inputs are summarized into the three broad levels listed below.

Level 1	–	Quoted prices in active markets for identical investments.

Level 2	–	Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3	–	Unobservable inputs inclusive of the Funds’ own assumptions in determining the value of investments.

A fair value hierarchy has been included near the end of each Funds’ Portfolio of investments.

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

In March 2008, the FASB amended Accounting Standards Codification Topic 815 Derivatives and Hedging (“ASC 815”), which changes the disclosure requirements for derivative instruments and hedging activities. Since investment companies value their derivatives at fair value and recognize changes in fair value through the statement of operations, they do not qualify for hedge accounting under ASC 815. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of disclosure under ASC 815. ASC 815 requires that (1) objectives for using derivative instruments be disclosed in terms of underlying risk and accounting designation, (2) the fair values of derivative instruments and their gains and losses be disclosed in a tabular format, and (3) information be disclosed about credit-risk contingent features of derivatives contracts. ASC 815 is effective for financial statements for fiscal years and interim periods beginning after November 15, 2008.

2. Swap agreements

Certain Funds may engage in swap agreements, including but not limited to interest rate, currency, credit default and equity swap agreements. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Certain Funds may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

Credit default swap agreements involve commitments to make or receive payments in the event of a default or a credit event of a referenced security. As a buyer, the Fund would make periodic payments to the counterparty, and the Fund would receive payments only upon the occurrence of a credit event. If no credit event occurs, the Fund will lose its periodic stream of payments over the term of the contract. However, if a credit event does occur, the Fund typically would receive full notional value for a reference obligation that may have little or no value. As a seller, the Fund would receive periodic payments from the counterparty, and the Fund would make payments only upon the occurrence of a credit event. If no credit event occurs, the Fund will gain the periodic stream of payments it received over the term of the contract. However, if a credit event occurs, the Fund will pay full notional value for a reference obligation that may have little or no value.

Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of referenced credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected on the Statement of assets and liabilities. Notional amounts of all credit default swap agreements outstanding as of September 30, 2009 for which the Fund is the seller of protection are disclosed under the section “Credit default swaps on corporate and sovereign issues—sell protection” in the Notes to portfolio of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into, if any, by a Fund for the same referenced entity or entities.

Total return swap agreements involve commitments to pay or receive interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily, and the change, if any, is recorded as unrealized appreciation or depreciation. Total return swap agreements are subject to general market risk, liquidity risk, counterparty risk and that there may be unfavorable changes in the underlying investments or instruments.

The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If UBS Global AM is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of the Fund will be less favorable than it would have been if this investment technique was never used. Swaps do not involve the delivery of securities and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss will consist of the net amount of interest or other payments that the Fund is contractually entitled to receive. Therefore, the Fund would consider the creditworthiness of the counterparty to a swap agreement in evaluating potential credit risk.

The Funds will accrue for interim payments on swap agreements on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap agreements on the Statements of assets and liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap agreements, in addition to realized gain/loss recorded upon the termination of swap agreements on the Statements of operations. Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation of swap agreements.

3. Option writing

Certain Funds may write (sell) put and call options on foreign or US securities indices in order to gain exposure to or protect against changes in the markets. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of assets and liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund recognizes a realized gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument which the Fund purchases upon exercise of the option.

In writing an option, the Fund bears the market risk (specifically interest rate risk) of an unfavorable change in the price of the derivative instrument, security or currency underlying the written option. Exercise of an option written by a Fund could result in the Fund selling or buying a derivative instrument, security or currency at a price different from current market value.

4. Restricted securities

The Funds may invest in securities that are subject to legal or contractual restrictions on resale. Frequently, these securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities are included in the Funds’ “Notes to portfolio of investments.”

5. Short sales

UBS U.S. Equity Alpha Relationship Fund (“Equity Alpha”) enters into short sales whereby it sells a security it generally does not own, in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked to market daily. Fluctuations in the value of this liability are recorded as unrealized gains or losses on the Statement of operations. If Equity Alpha shorts a security when also holding a long position in the security (a “short against the box”), as the security price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security price rises. Equity Alpha will realize a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Equity Alpha is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are booked as an expense of the Fund. Equity Alpha designates collateral consisting of cash, US government securities or other liquid assets sufficient to collateralize the market value of short positions. The Fund is charged a securities loan fee equal to 1.50% per annum of short market value in connection with short sale transactions.

6. Transactions with affiliates

The Funds may invest in units of certain affiliated investment companies also sponsored by the Advisor. The Funds pay no management fees to these affiliated investment companies. Amounts relating to those investments for the period ended September 30, 2009 were as follows:

UBS Global Securities Relationship Fund

Affiliated investment companies	Value 12/31/08	Purchases	Sales proceeds	Net realized gain/(loss)	Change in net unrealized appreciation/ (depreciation)	Value 09/30/09	% of net assets
UBS Emerging Markets Equity Relationship Fund	$83,811,833	$—	$44,060,454	$(2,358,235)	$46,731,746	$84,124,890	4.88%
UBS Global (ex-U.S.) All Cap Growth Relationship Fund	—	225,000,000	28,000,000	6,372,366	48,408,587	251,780,953	14.59
UBS Small-Cap Equity Relationship Fund	53,450,528	—	30,000,000	(9,165,138)	22,173,900	36,459,290	2.11
UBS Corporate Bond Relationship Fund	45,293,188	89,000,000	44,734,769	(3,924,176)	16,120,521	101,754,764	5.90
UBS Global Aggregate Bond Relationship Fund	—	65,000,000	—	—	(49,400)	64,950,600	3.76
UBS High Yield Relationship Fund	114,778,167	17,000,000	105,400,000	(9,303,777)	33,307,275	50,381,665	2.92
UBS U.S. Securitized Mortgage Relationship Fund	28,210,944	—	39,584,339	(6,181,123)	17,554,518	—	—
UBS U.S. Treasury Inflation Protected Securities Relationship Fund	7,832,416	—	6,825,000	(106,467)	413,356	1,314,305	0.08

	$333,377,076	$396,000,000	$298,604,562	$(24,666,550)	$184,660,503	$590,766,467	34.24%

UBS U.S. Bond Relationship Fund
Affiliated investment company	Value 12/31/08	Purchases	Sales proceeds	Net realized gain/(loss)	Change in net unrealized appreciation/ (depreciation)	Value 09/30/09	% of net assets
UBS Corporate Bond Relationship Fund	$4,995,539	$1,675,000	$3,300,000	$507,708	$208,715	$4,086,962	12.52%

The Funds invested in shares of the UBS Supplementary Trust—U.S. Cash Management Prime Fund (“Supplementary Trust”) through March 31, 2009. Supplementary Trust is managed by the Advisor and is offered as a cash management option only to mutual funds and certain other accounts managed by the Advisor. Supplementary Trust pays no management fees to the Advisor. Effective March 31, 2009, Supplementary Trust liquidated. Distributions received from Supplementary Trust are reflected as affiliated interest income or as securities lending—net in the Statements of operations. Amounts relating to those investments for the period ended September 30, 2009 were as follows:

Fund	Value 12/31/08	Purchases	Sales proceeds	Value 09/30/09	% of net assets	Net income earned
UBS Global Securities Relationship Fund	$64,053,881	$151,961,146	$216,015,027	$—	—%	$222,339
UBS Emerging Markets Equity Relationship Fund	10,557,822	27,299,856	37,857,678	—	—	11,323
UBS International Equity Relationship Fund	403,279	1,826,838	2,230,117	—	—	627
UBS Small-Cap Equity Relationship Fund	25,384,725	17,157,948	42,542,673	—	—	34,045
UBS U.S. Large Cap Equity Relationship Fund	504,588	3,121,208	3,625,796	—	—	2,691
UBS U.S. Large Cap Growth Equity Relationship Fund	990,974	—	990,974	—	—	4,638
UBS Corporate Bond Relationship Fund	2,135,728	46,886,309	49,022,037	—	—	15,373
UBS High Yield Relationship Fund	88,892,964	72,377,499	161,270,463	—	—	145,348
UBS U.S. Bond Relationship Fund	33,974	5,580,747	5,614,721	—	—	2,612
UBS Cash Management Prime Relationship Fund	401,033,810	667,459,947	1,068,493,757	—	—	1,289,110

The Funds may invest in units of the UBS Cash Management Prime Relationship Fund (“Cash Prime”). Cash Prime is offered as a cash management option only to mutual funds and certain other accounts. Distributions received from Cash Prime are reflected as affiliated interest income in the Statements of operations. Amounts relating to those investments for the period ended September 30, 2009 were as follows:

Fund	Value 12/31/08	Purchases	Sales proceeds	Value 09/30/09	% of net assets	Interest income
UBS Global Securities Relationship Fund	$—	$623,959,505	$550,123,388	$73,836,117	4.28%	$238,937
UBS Emerging Markets Equity Completion Relationship Fund	527,715	37,156,237	37,683,952	—	—	3,677
UBS Emerging Markets Equity Relationship Fund	—	148,412,619	139,676,929	8,735,690	1.57	13,337
UBS Global (ex-U.S.) All Cap Growth Relationship Fund	—	256,913,392	248,418,174	8,495,218	1.59	17,755
UBS International Equity Relationship Fund	—	4,500,626	4,438,412	62,214	0.13	517
UBS Small-Cap Equity Relationship Fund	—	52,144,272	43,910,718	8,233,554	4.49	27,472
UBS U.S. Equity Alpha Relationship Fund	3,494,097	35,481,702	37,317,291	1,658,508	0.50	14,974
UBS U.S. Large Cap Equity Relationship Fund	—	7,421,561	6,461,289	960,272	1.57	3,605
UBS U.S. Large Cap Growth Equity Relationship Fund	1,966,485	12,949,659	13,750,403	1,165,741	1.18	11,158
UBS Corporate Bond Relationship Fund	—	275,501,600	268,760,565	6,741,035	1.24	37,078
UBS High Yield Relationship Fund	—	368,039,586	350,297,736	17,741,850	5.04	63,403
UBS Opportunistic Emerging Markets Debt Relationship Fund	1,225,972	16,108,876	15,282,386	2,052,462	10.20	12,185
UBS U.S. Bond Relationship Fund	—	13,959,010	12,961,041	997,969	3.06	2,762
UBS U.S. Treasury Inflation Protected Securities Relationship Fund	751,776	29,321,168	30,001,934	71,010	0.47	3,831

The Fund may invest in shares of the UBS Private Money Market Fund LLC (“Private Money Market”). Private Money Market is managed by the Advisor and is offered as a cash management option only to mutual funds and certain other accounts managed by the Advisor. UBS Global AM acts as Managing Member of Private Money Market and receives a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market’s average daily members’ equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage commissions, taxes, interest charges and other costs with respect to transactions in securities) and extraordinary expenses including litigation expenses, if any. UBS Global AM may, in its sole discretion, waive all or any portion of the management fee to which it may be entitled from time to time in order to maintain operating expenses at a certain level. Distributions received from Private Money Market are reflected as securities lending-net in the Statements of operations. Amounts relating to those investments for the period ended September 30, 2009 were as follows:

Fund	Value 12/31/08	Purchases	Sales proceeds	Value 09/30/09	% of net assets	Net income earned
UBS Global Securities Relationship Fund	$—	$335,129,472	$325,357,606	$9,771,866	0.57%	$722,496
UBS Emerging Markets Equity Relationship Fund	—	13,021,567	13,021,567	—	0.00	2,763
UBS International Equity Relationship Fund	—	152,549	152,549	—	0.00	63
UBS Small-Cap Equity Relationship Fund	—	67,138,438	61,072,512	6,065,926	3.31	151,604
UBS U.S. Large Cap Growth Relationship Fund	—	22,929,559	22,929,559	—	0.00	8,586

7. Securities lending

Each Fund may lend portfolio securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Each Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The Funds monitor the market value of securities loaned on a daily basis and initially require collateral against the loaned securities in an amount at least equal to 102% of the value of domestic securities loaned and 105% of the value of foreign securities loaned.

UBS Global Securities Relationship Fund and UBS Small-Cap Equity Relationship Fund loaned securities to certain qualified broker-dealers, with the Funds’ custodian acting as the Funds’ lending agent. Cash collateral received is invested in interest bearing securities, which are included in the Portfolio(s) of investments. In addition, the UBS Global Securities Relationship Fund received US Government Agency securities as collateral amounting to $27,125,392, which cannot be resold. The value of loaned securities and related collateral outstanding at September 30, 2009, were as follows:

Fund	Market value of securities loaned	Market value of collateral received from securities loaned	Market value of investments of cash collateral received
UBS Global Securities Relationship Fund	$35,351,628	$36,897,257	$9,771,866
UBS Small-Cap Equity Relationship Fund	5,942,720	6,065,926	6,065,926

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ semi-annual report to shareholders dated June 30, 2009.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Relationship Funds

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

UBS Relationship Funds

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	November 25, 2009

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Principal Accounting Officer

Date:	November 25, 2009